                          PUTNAM HARTFORD INHERITANCE
                             MANAGER VARIABLE LIFE
                     MODIFIED SINGLE PREMIUM VARIABLE LIFE
                              INSURANCE POLICIES
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999
[LOGO]                     TELEPHONE: 1-800-231-5453

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This Prospectus describes Putnam Hartford Inheritance Manager Variable Life, a modified single premium variable life insurance policy ("Policy" or "Policies") offered by Hartford Life Insurance Company ("Hartford") to applicants age 90 and under. The Policy lets the Policy Owner pay a single premium and, subject to restrictions, additional premiums.



The Policy is a modified endowment contract for federal income tax purposes, except in certain cases described under "Federal Tax Considerations," page 25. A LOAN, DISTRIBUTION OR OTHER AMOUNT RECEIVED FROM A MODIFIED ENDOWMENT CONTRACT DURING THE LIFE OF THE INSURED WILL BE TAXED TO THE EXTENT OF ANY ACCUMULATED INCOME IN THE POLICY. ANY SURRENDER AMOUNTS THAT ARE TAXABLE WILL BE SUBJECT TO A 10% ADDITIONAL TAX, WITH CERTAIN EXCEPTIONS.



Generally, the minimum initial premium Hartford will accept is $10,000. The initial premium will be allocated to the Putnam Money Market Fund Sub-Account. After the right to cancel period has expired, the amounts allocated will be transferred to the Funds specified in the Policy Owner's application. The underlying investment options ("Funds") of Putnam Variable Trust currently available under the Policy are:


Putnam Asia Pacific Growth Sub-Account  - shares of Class IA of the Putnam VT
                                          Asia Pacific Growth Fund of the Putnam
                                          Variable Trust
Putnam Diversified Income Sub-Account   - shares of Class IA of the Putnam VT
                                          Diversified Income Fund Bond Fund of
                                          the Putnam Variable Trust (a bond fund)
The George Putnam Fund Sub-Account      - shares of Class IA of the Putnam VT
                                          The George Putnam Fund of Boston of
                                          the Putnam Variable Trust
Putnam Global Asset Allocation          - shares of Class IA of the Putnam VT
  Sub-Account                             Global Asset Allocation Fund of the
                                          Putnam Variable Trust
Putnam Global Growth Sub-Account        - shares of Class IA of the Putnam VT
                                          Global Growth Fund of the Putnam
                                          Variable Trust
Putnam Growth and Income Sub-Account    - shares of Class IA of the Putnam VT
                                          Growth and Income Fund of the Putnam
                                          Variable Trust
Putnam Health Sciences Sub-Account      - shares of Class IA of the Putnam VT
                                          Health Sciences Fund of the Putnam
                                          Variable Trust
Putnam High Yield Sub-Account           - shares of Class IA of the Putnam VT
                                          High Yield Fund of the Putnam Variable
                                          Trust
Putnam International Growth Sub-Account - shares of Class IA of the Putnam VT
                                          International Growth Fund of the
                                          Putnam Variable Trust
Putnam International Growth and Income  - shares of Class IA of the Putnam VT
  Sub-Account                             International Growth and Income Fund
                                          of the Putnam Variable Trust
Putnam International New Opportunities  - shares of Class IA of the Putnam VT
  Sub-Account                             International New Opportunities Fund of
                                          the Putnam Variable Trust (an
                                          international fund)
Putnam Investors Sub-Account            - shares of Class IA of the Putnam VT
                                          Investors Fund of the Putnam Variable
                                          Trust
Putnam Money Market Sub-Account         - shares of Class IA of the Putnam VT
                                          Money Market Fund of the Putnam
                                          Variable Trust
Putnam New Opportunities Sub-Account    - shares of Class IA of the Putnam VT
                                          New Opportunities Fund of the Putnam
                                          Variable Trust (a capital appreciation
                                          fund)
Putnam New Value Sub-Account            - shares of Class IA of the Putnam VT
                                          New Value Fund of the Putnam Variable
                                          Trust
Putnam OTC & Emerging Growth            - shares of Class IA of the Putnam VT
  Sub-Account                             OTC & Emerging Growth Fund of the
                                          Putnam Variable Trust
Putnam U.S. Government and High         - shares of Class IA of the Putnam VT
  Quality Bond Sub-Account                U.S. Government and High Quality
                                          Bond Fund of the Putnam Variable
                                          Trust
Putnam Utilities Growth & Income        - shares of Class IA of the Putnam VT
  Sub-Account                             Utilities Growth and Income Fund of the
                                          Putnam Variable Trust
Putnam Vista Sub-Account                - shares of Class IA of the Putnam VT
                                          Vista Fund of the Putnam Variable Trust
                                          (a capital appreciation fund)
Putnam Voyager Sub-Account              - shares of Class IA of the Putnam VT
                                          Voyager Fund of the Putnam Variable
                                          Trust (a capital appreciation fund)


There is no guaranteed minimum Account Value for a Policy. The Account Value of a Policy will vary up or down to reflect the investment experience of the Funds to which premiums have been allocated. The Policy Owner bears the investment risk for all amounts allocated to the Funds. The Policy continues in effect as along as the Cash Surrender Value is sufficient to pay the monthly charges under the Policy ("Deduction Amount"). The Policy may terminate if the Cash Surrender Value is insufficient to cover a Deduction Amount and, after expiration of a specified period, no additional premium payments are received by Hartford.

The Policies provide for a Face Amount, which is the minimum death benefit under a Policy. The Death Benefit may be greater than the Face Amount. The Account Value will, and under certain circumstances the Death Benefit of the Policy may, increase or decrease based on the investment experience of the Funds to which premiums have been allocated. However, while the Policy is in force, the Death Benefit will never be less than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Policy.

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IT MAY NOT BE ADVANTAGEOUS TO PURCHASE VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE POLICY.
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THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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THE PRODUCTS DESCRIBED HEREIN ARE NOT DEPOSITS OF, OR GUARANTEED BY ANY BANK, NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
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THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

2                                                HARTFORD LIFE INSURANCE COMPANY
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                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 SPECIAL TERMS.........................................................    4
 SUMMARY...............................................................    6
 THE COMPANY...........................................................    8
 THE SEPARATE ACCOUNT..................................................    8
   General.............................................................    8
   Funds...............................................................    8
   Investment Adviser..................................................   10
 THE POLICY............................................................   10
   Application for a Policy............................................   10
   Premiums............................................................   11
   Allocation of Premiums..............................................   11
   Accumulation Unit Values............................................   11
 DEDUCTIONS AND CHARGES................................................   12
   Chart of Deduction and Charges......................................   12
   Cost of Insurance Charge............................................   12
   Administrative Charge...............................................   13
   Annual Maintenance Fee..............................................   13
   Surrender Charge....................................................   13
   Policy Owner Options................................................   13
     Option 1..........................................................   14
     Option 2..........................................................   14
   Other Deductions or Charges.........................................   15
 POLICY BENEFITS AND RIGHTS............................................   15
   Death Benefit.......................................................   15
   Account Value.......................................................   15
   Transfer of Account Value...........................................   15
   Policy Loans........................................................   16
   Amount Payable on Surrender of the Policy...........................   16
   Partial Surrenders..................................................   17
   Benefits at Maturity................................................   17
   Lapse and Reinstatement.............................................   17
   Cancellation and Exchange Rights....................................   17
   Suspension of Valuation, Payments and Transfers.....................   17
 LAST SURVIVOR POLICIES................................................   18
 OTHER MATTERS.........................................................   18
   Voting Rights.......................................................   18
   Statements to Policy Owners.........................................   18
   Limit on Right to Contest...........................................   18
   Misstatement as to Age and Sex......................................   19
   Settlement Provisions...............................................   19
   Beneficiary.........................................................   20
   Assignment..........................................................   20
   Dividends...........................................................   20
 EXECUTIVE OFFICERS AND DIRECTORS......................................   21
 DISTRIBUTION OF THE POLICIES..........................................   24
 SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS..........................   25
 FEDERAL TAX CONSIDERATIONS............................................   25
   General.............................................................   25
   Taxation of Hartford and the Separate Account.......................   25
   Income Taxation of Policy Benefits..................................   26
   Last Survivor Policies..............................................   26
   Modified Endowment Contracts........................................   26
   Estate and Generation Skipping Taxes................................   26

HARTFORD LIFE INSURANCE COMPANY                                                3
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                                                                         PAGE
                                                                         ----
   Diversification Requirements........................................   27
   Ownership of the Assets in the Separate Account.....................   27
   Life Insurance Purchased for Use in Split Dollar Arrangements.......   27
   Federal Income Tax Withholding......................................   28
   Non-Individual Ownership of Policies................................   28
   Other...............................................................   28
   Life Insurance Purchases by Nonresident Aliens and Foreign
    Corporations.......................................................   28
 LEGAL PROCEEDINGS.....................................................   28
 LEGAL MATTERS.........................................................   28
 EXPERTS...............................................................   28
 REGISTRATION STATEMENT................................................   28
 APPENDIX A -- SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW
   YORK................................................................   29
 APPENDIX B -- ILLUSTRATION OF BENEFITS................................   30


 THE POLICIES AND/OR POLICY OWNER OPTION 2 MAY NOT BE AVAILABLE IN ALL STATES.
    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

4                                                HARTFORD LIFE INSURANCE COMPANY
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                                 SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the Policy.

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of cumulative earnings (Account Value less premiums paid).

ANNUITY UNIT: An accounting unit of measure used to calculate the amount of annuity payments.

ATTAINED AGE: The Issue Age plus the number of fully completed Policy Years.

CASH SURRENDER VALUE: The Cash Value less all Indebtedness.

CASH VALUE: The Account Value less any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the Policy or (2) the Account Value on the date of death multiplied by a stated percentage as specified in the Policy.

DEATH PROCEEDS: The amount that Hartford will pay on the death of the Insured. This equals the Death Benefit less any Indebtedness.

DEDUCTION AMOUNT: A deduction on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the Policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

FUNDS: The registered management investment companies in which assets of the Separate Account may be invested.

GUIDELINE SINGLE PREMIUM: The "Guideline Single Premium" as defined in Section 7702 of the Code.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: All monies owed to Hartford by the Policy Owner, including all outstanding loans on the Policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the Policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from the Account Value of the Policy. Monthly Activity Dates occur on the same day of the month as the Policy Date.


POLICY: For a Policy issued to an individual, the Policy is the individual Policy and any endorsements or riders. For a group Policy, the Policy is a certificate evidencing a participatory interest in a group Policy and any endorsements or riders. Any references in this Prospectus to a Policy includes the certificate.


POLICY ANNIVERSARY: The anniversary of the Policy Date.

POLICY DATE: The date from which Policy Anniversaries and Policy Years are measured.

POLICY LOAN RATE: The interest rate charged on Policy loans.

POLICY OWNER: The owner of the Policy

POLICY OWNER OPTIONS: The Policy Owner may elect one of two options offered by Hartford to pay Mortality and Expense Risk charges and certain tax related charges. The Policy Owner must elect the option at the time the Policy is issued and the option cannot be changed once the Policy is issued. The following options are available:

    OPTION 1: ASSET BASED CHARGES: Under this option the Policy Owner elects to pay a Mortality and Expense Risk charge that is deducted monthly from Account Value at an annual rate of .90% in Policy Years 1 through 10 and at an annual rate of .50% in Policy Years 11 and beyond; a Tax Expense charge that is also deducted monthly at an annual rate of .40% for the first 10 Policy Years and an Unamortized Tax charge that is imposed during the first 9 Policy Years on surrenders or partial surrenders according to the rate set forth in "Deductions and Charges -- Policy Owner Options -- Unamortized Tax Charge" page 14. See "Deductions and Charges -- Policy Owner Options" page 13.

    OPTION 2: FRONTED CHARGES: Under this option the Policy Owner elects to pay a Mortality and Expense Risk charge that is deducted monthly from Account Value at an annual rate of .65% in Policy Years 1 through 10 and an annual rate of .50% in Policy Years 11 and beyond

HARTFORD LIFE INSURANCE COMPANY                                                5
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    and a Tax Expense charge that is deducted from any Premium payment in all Policy Years at an annual rate of 4.0%. This option is not available in all states. See "Deductions and Charges -- Policy Owner Options" page 13.

POLICY YEAR: The twelve months between Policy Anniversaries.

SEPARATE ACCOUNT: Separate Account Five, an account established by Hartford to separate the assets funding the Policies from other assets of Hartford.

SUB-ACCOUNT: The subdivisions of the Separate Account.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the Policy or partial surrenders in excess of the Annual Withdrawal Amount.


VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.


VALUATION PERIOD: The period between the close of business on successive Valuation Days.

6                                                HARTFORD LIFE INSURANCE COMPANY
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                                    SUMMARY

                                  THE POLICIES

    The Policies are life insurance policies with death benefits, cash values, and other traditional life insurance features. The Policies are "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will, and the Death Benefit may, increase or decrease based on the investment experience of the Funds to which premium payments have been allocated. The Policies are credited with units ("Accumulation Units") to calculate Account Values. The Policy Owner may transfer the Account Values among the Funds.

    The Policies can be issued on a single life or "last survivor" basis. For a discussion of how last survivor Policies operate differently from single life Policies, see "Last Survivor Policies," page 18.

                       THE SEPARATE ACCOUNT AND THE FUNDS


    Separate Account Five ("Separate Account") funds the variable life insurance Policies offered by this Prospectus. Hartford established the Separate Account pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940. The Policies currently offer 20 sub-accounts ("Sub-Accounts"), each investing exclusively in a Fund. The investment objectives of the Funds are as set forth in "The Separate Account," page 8. Applicants should read the Funds' prospectus accompanying this Prospectus in connection with the purchase of a Policy.



    The following table shows annual fund operating expenses for 1997:

                         ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of net assets)

                            MANAGEMENT        OTHER
                               FEES      EXPENSES(ABSENT   TOTAL FUND
                           (ABSENT ANY     ANY EXPENSE     OPERATING
                           FEE WAIVERS)  REIMBURSEMENTS)  EXPENSES (1)(2)
                           ------------  ---------------  ------------
Putnam VT Asia Pacific
 Growth Fund.............       0.800%         0.270%          1.070%
Putnam VT Diversified
 Income Fund.............       0.690%         0.110%          0.800%
Putnam VT The George
 Putnam Fund of Boston...       0.650%         0.360%          1.010%
Putnam VT Global Asset
 Allocation Fund.........       0.660%         0.110%          0.770%
Putnam VT Global Growth
 Fund....................       0.600%         0.150%          0.750%
Putnam VT Growth and
 Income Fund.............       0.490%         0.040%          0.530%
Putnam VT Health Sciences
 Fund ...................       0.700%         0.340%          1.040%
Putnam VT High Yield
 Fund....................       0.660%         0.060%          0.720%
Putnam VT International
 Growth Fund ............       0.800%         0.470%          1.270%
Putnam VT International
 Growth and Income Fund..       0.800%         0.320%          1.120%
Putnam VT International
 New Opportunities Fund..       1.200%         0.680%          1.890%
Putnam VT Investors Fund.       0.650%         0.330%          0.980%
Putnam VT Money Market
 Fund....................       0.450%         0.090%          0.540%
Putnam VT New
 Opportunities Fund......       0.580%         0.050%          0.630%
Putnam VT New Value Fund.       0.700%         0.150%          0.850%
Putnam VT OTC & Emerging
 Growth Fund ............       0.700%         0.340%          1.040%
Putnam VT U.S. Government
 and High Quality Bond
 Fund....................       0.610%         0.080%          0.690%
Putnam VT Utilities
 Growth and Income
 Fund....................       0.670%         0.070%          0.740%
Putnam VT Vista Fund.....       0.650%         0.220%          0.870%
Putnam VT Voyager Fund...       0.540%         0.050%          0.590%


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(1) Management Fees generally represent the fees paid to the investment adviser or its affiliate for investment and administrative services provided. Other Expenses are expenses (other than Management Fees) which are deducted from the fund including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.

(2) The Management Fees and Other Expenses shown in the table above do not reflect an expense limitation. After an expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would have been:


                                 Management     Other         Total Fund
                                   Fees       Expenses     Operating Expenses

Putnam VT The George
 Putnam Fund of Boston*            0.49%        0.36%            0.85%
Putnam VT Health
 Sciences Fund*                    0.56%        0.34%            0.90%
Putnam VT International
 Growth Fund                       0.73%        0.47%            1.20%
Putnam VT International
 New Opportunities Fund            0.92%        0.68%            1.60%
Putnam VT Investors Fund*          0.52%        0.33%            0.85%
Putnam VT OTC & Emerging
 Growth Fund*                      0.56%        0.34%            0.90%

*Estimated Management Fees, Other Expenses, and Total Fund Operating Expenses.

HARTFORD LIFE INSURANCE COMPANY                                                7
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    The investment adviser for all the Funds is Putnam Management. See "The Separate Account," page 8.

                                    PREMIUMS

    The Policy permits the Policy Owner to pay a large single premium and, subject to restrictions, additional premiums. The Policy Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between the ages of 35 and 80 may be eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards. For applicants who are below age 35 or above age 80, or who do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies in those cases that represent substandard risks according to customary underwriting guidelines.

                             DEDUCTIONS AND CHARGES

    On the Policy Date and on each Monthly Activity Date, Hartford will deduct a Deduction Amount from the Account Value. The Deduction Amount will be made pro rata from each Sub-Account. The Deduction Amount includes a cost of insurance charge, a Tax Expense charge under Option 1, an administrative charge and a mortality and expense risk charge. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date the Policy may lapse. See "Deductions and Charges" page 12, and "Policy Benefits and Rights -- Lapse and Reinstatement," page 17.

    If the Account Value on a Policy Anniversary or on any date the Policy is surrendered is less than $50,000, Hartford will deduct an annual maintenance fee of $30. See "Deductions and Charges-- Annual Maintenance Fee," page 13.

    The Policy Owner may pay certain deductions and charges by electing one of two available options at the time the Policy is issued. Once elected, the Policy Owner Options cannot be changed:

    Under Option 1:

- a Mortality and Expense Risk charge is deducted monthly from Account Value at an annual rate of .90% in Policy Years 1 through 10 and at an annual rate of .50% in Policy Years 11 and beyond.

- a Tax Expense charge is also deducted monthly at an annual rate of .40% for the first 10 Policy Years.

- an Unamortized Tax charge is imposed during the first 9 Policy Years on surrenders or partial surrenders according to the rate set forth in "Deductions and Charges -- Policy Owner Options -- Unamortized Tax Charge" page 14.

    Under Option 2: (May not be available in all states)

- a Mortality and Expense Risk charge is deducted monthly from Account Value at an annual rate of .65% in Policy Years 1 through 10 and an annual rate of .50% in Policy Years 11 and beyond.

- a Tax Expense charge is deducted from any Premium payment in all Policy Years at an annual rate of 4.0%.

    Hartford may set up a provision for income taxes against the assets of the Separate Account. See "Deductions and Charges -- Taxes Charged Against the Separate Account," page 15, and "Federal Tax Considerations," page 25.

    Applicants should review the Funds' prospectuses accompanying this Prospectus for a description of the charges assessed against the assets of the Funds.

    Upon surrender of the Policy and partial surrenders in excess of the Annual Withdrawal Amount, a Surrender Charge may be assessed. See "Deductions and Charges -- Surrender Charge," page 13.

    For a discussion of the tax consequences of surrender of the Policy or a partial surrender, see "Federal Tax Considerations," page 25.

                                 DEATH BENEFIT

    The Policies provide for a Face Amount which is the minimum Death Benefit under the Policy. The Death Benefit may be greater than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary of the Policy. See "Policy Benefits and Rights -- Death Benefit," page 15.

                                 ACCOUNT VALUE

    The Account Value of the Policy will increase or decrease to reflect the investment experience of the Funds applicable to the Policy and deductions for the monthly Deduction Amount. There is no minimum guaranteed

8                                                HARTFORD LIFE INSURANCE COMPANY
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Account Value and the Policy Owner bears the risk of the investment in the Funds. See "Policy Benefits and Rights -- Account Value," page 15.

                                  POLICY LOANS

    A Policy Owner may obtain one or both types of cash loans from Hartford. Both types of loans are secured by the Policy. At the time a loan is requested, the aggregate amount of all loans (including the currently applied for loan) may not exceed 90% of the Cash Value. See "Policy Benefits and Rights -- Policy Loans," page 16.

                                     LAPSE

    A Policy may terminate if the Cash Surrender Value on any Monthly Activity Date is less than the required Deduction Amount. Hartford will give written notice to the Policy Owner and a 61-day grace period during which additional amounts may be paid to continue the Policy. See "Policy Benefits and Rights -- Policy Loans," page 16, and "-- Lapse and Reinstatement," page 17.

                        CANCELLATION AND EXCHANGE RIGHTS

    A Policy Owner has a limited right to return the Policy for cancellation. If the Policy Owner returns the Policy to Hartford or to the agent who sold the Policy, to be canceled within ten days after delivery of the Policy to the Policy Owner (in certain cases, this free-look period is longer), Hartford will return to the Policy Owner, within seven days thereafter, the greater of the premiums paid for the Policy, less any Indebtedness, or the sum of (1) the Account Value, less any Indebtedness, on the date the returned Policy is received by Hartford or its agent and (2) any deductions under the Policy or by the Funds for taxes, charges or fees.

    In addition, once the Policy is in effect, it may be exchanged during the first 24 months after its issuance for a permanent life insurance Policy on the life of the Insured without submitting proof of insurability. See "Policy Benefits and Rights -- Cancellation and Exchange Rights," page 17.

                                TAX CONSEQUENCES

    The current federal tax law generally excludes all death benefit payments from the gross income of the Policy beneficiary. The Policies generally will be treated as modified endowment contracts. This status does not affect the Policies' classification as life insurance, nor does it affect the exclusion of death benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract are taxed to the extent of accumulated income in the Policy (generally, the excess of Account Value over premiums paid) and may be subject to a 10% penalty tax. See "Federal Tax Considerations," page 25.

                                  THE COMPANY

    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.

    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

                              THE SEPARATE ACCOUNT

                                    GENERAL

    Separate Account Five ("Separate Account") is a separate account of Hartford established on August 17, 1994 pursuant to the insurance laws of the State of Connecticut and it is organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account meets the definition of "separate account" under federal securities law. Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policies. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which Hartford may conduct.

                                     FUNDS


    The underlying investment options for the Policies are shares of Class IA of the Putnam Variable Trust, an open-end series investment company. The assets of each Sub-Account of the Separate Account are invested exclusively in one of the Funds. The underlying Funds corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to close funds or offer additional funds with differing investment objectives. There is no assurance that any of the Funds will achieve its stated objectives.



     The Funds may not be available in all states.

HARTFORD LIFE INSURANCE COMPANY                                                9
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 PUTNAM VT ASIA PACIFIC GROWTH FUND

    Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.

 PUTNAM VT DIVERSIFIED INCOME FUND

    Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government Sector, a High Yield Sector (which invests primarily in what are commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.


 PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON



    Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.


 PUTNAM VT GLOBAL ASSET ALLOCATION FUND

    Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.

 PUTNAM VT GLOBAL GROWTH FUND

    Seeks capital appreciation through a globally diversified portfolio of common stocks.

 PUTNAM VT GROWTH AND INCOME FUND

    Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.


 PUTNAM VT HEALTH SCIENCES FUND



    Seeks capital appreciation by investing at least 80% of its assets (other than assets invested in U.S. government securities, short-term debt obligations, and cash or money market instruments) in common stocks and other securities of companies in the health sciences industries.


 PUTNAM VT HIGH YIELD FUND

    Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.

 PUTNAM VT INTERNATIONAL GROWTH FUND

    Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.

 PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND

    Seeks capital growth, and a secondary objective of high current income by investing primarily in common stocks that offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.

 PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND

    Seeks long term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.


 PUTNAM VT INVESTORS FUND



    Seeks long-term growth of capital and any increased income that results from this growth by investing primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term.


 PUTNAM VT MONEY MARKET FUND

    Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.

 PUTNAM VT NEW OPPORTUNITIES FUND

    Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

 PUTNAM VT NEW VALUE FUND

    Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.


 PUTNAM VT OTC & EMERGING GROWTH FUND



    Seeks capital appreciation by investing primarily in common stocks that Putnam Managment believes have potential for capital appreciation significantly greater than that of market averages.

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 PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY
BOND FUND


    Seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poor's or Moody's Investor Service, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.


 PUTNAM VT UTILITIES GROWTH AND INCOME FUND

    Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

 PUTNAM VT VISTA FUND

    Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.
 PUTNAM VT VOYAGER FUND

    Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.


    Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other funds managed by Putnam Management may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.


    The Funds are available only to serve as the underlying investment for variable annuity and variable life policies. A full description of the Funds, their investment objectives, policies and restrictions, risks, charges and expenses and other aspects of their operation is contained in the accompanying Fund's prospectus, which should be read in conjunction with this Prospectus before investing, and in the Trust Statement of Additional Information which may be ordered without charge from Putnam Investor Services, Inc.

    It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity contract owners or to variable life insurance policy owners, the Trust's Board of Trustees intends to monitor events in order to identify any material conflicts between such contract owners and policy owners and to determine what action, if any, should be taken in response thereto. If the Fund's Board of Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable life policy owners and the variable annuity contract holders would not bear any expenses attendant upon establishment of such separate funds.

                               INVESTMENT ADVISER

    Putnam Management, One Post Office Square, Boston, MA 02109, serves as the investment manager for the Funds. An affiliate, Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

    Subject to the general oversight of the Trust's Board of Trustees, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the Trust prospectus accompanying this Prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

                                   THE POLICY

                            APPLICATION FOR A POLICY

    Individuals wishing to purchase a Policy must submit an application to Hartford. A Policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules, and Hartford reserves the

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right to reject an application for any reason. IF AN APPLICATION FOR A POLICY IS REJECTED, THEN YOUR INITIAL PREMIUM WILL BE RETURNED ALONG WITH AN ADDITIONAL AMOUNT FOR INTEREST, BASED ON THE CURRENT RATE BEING CREDITED BY HARTFORD. No change in the terms or conditions of a Policy will be made without the consent of the Policy Owner.

    The Policy will be effective on the Policy Date only after Hartford has received all outstanding delivery requirements and received the initial premium. The Policy Date is the date used to determine all future cyclical transactions on the Policy, e.g., Monthly Activity Date, Policy Months and Policy Years. The Policy Date may be prior to, or the same as, the date the Policy is issued.

    If the Coverage Amount is over then current limits established by Hartford, the initial payment will not be accepted with the application. In other cases where Hartford receives the initial payment with the application, Hartford will provide fixed conditional insurance during underwriting according to the terms of a conditional receipt. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, on Policy delivery Hartford will require a sufficient payment to place the insurance in force.
                                    PREMIUMS

    The Policy permits the Policy Owner to pay a large single premium and, subject to restrictions, additional premiums. The Policy Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between ages 35 and 80 may be eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For applicants who are below age 35 or above age 80, or who do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

    Additional premiums are allowed if they do not cause the Policy to fail to meet the definition of a life insurance Policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. Hartford may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Hartford will accept is $10,000. Hartford may accept less than $10,000 under certain circumstances. Premium which does not meet the tax qualification guidelines for life insurance under the Code will not be applied to the Policy.

                             ALLOCATION OF PREMIUMS

    Within three business days of receipt of a completed application and the initial premium at Hartford's Home Office, Hartford will allocate the entire premium to the Putnam Money Market Sub-Account. After the expiration of the right to cancel period, the Account Value in the Putnam Money Market Sub-Account will be allocated among the Funds, in whole percentages, to purchase Accumulation Units in the applicable Sub-Accounts as the Policy Owner directs in the application. Premiums received on or after the expiration of the right to cancel period will be allocated among the Sub-Accounts to purchase Accumulation Units in such Sub-Accounts as directed by the Policy Owner or, in the absence of directions, as specified in the original application. The number of Accumulation Units in each Sub-Account to be credited to a Policy (including the initial allocation to the Putnam Money Market Sub-Account) is determined first by multiplying the premium by the percentage to be allocated to each Fund to determine the portion to be invested in the Sub-Account. Each portion to be invested in each Sub-Account is then divided by the Accumulation Unit Value of that particular Sub-Account next computed after receipt of the premium payment.

                            ACCUMULATION UNIT VALUES

    The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period. Refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since such determination has a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a Policy. See also, "Policy Benefits and Rights -- Account Value," page 15.

    All valuations in connection with a Policy, e.g., with respect to determining Account Value and Cash Surrender Value and in connection with Policy Loans, or calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Policy with each premium, other than the initial premium, will be made on the date the request or payment is received by Hartford at its Home Office if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

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                             DEDUCTIONS AND CHARGES

    The deduction or charges associated with this Policy are subtracted, depending on the type of deduction or charge, from Premium payments as they are made, upon surrender or partial surrender of the Policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

    Deductions are taken from Premium payments before allocations to the Sub-Accounts are made. Monthly Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a Policy. Each Deduction Amount will be subtracted pro rata from each Sub-Account such that the proportion of Account Value of the Policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the Policy may lapse. See "Policy Benefits and Rights -- Lapse and Reinstatement," page 17.

    The Policy Owner may elect one of two options offered by Hartford to pay the Mortality and Expense Risk charge, the Tax Expense charge and any Unamortized Tax charge. Once selected, the option may not be changed. Option 2 may not be available in all states.

    The following chart illustrates the charges and deductions associated with this Policy. For a more detailed discussion see the descriptions below:

  DEDUCTION OR CHARGE        DEDUCTED FROM ALL POLICIES            WHEN DEDUCTION IS MADE                 AMOUNT DEDUCTED
 ----------------------  ----------------------------------  ----------------------------------  ----------------------------------
 Cost of Insurance       Yes                                 Monthly                             Individualized depending on age,
                                                                                                 sex and other factors

 Administrative Charge   Yes                                 Monthly                             .25% of amounts allocated to the
                                                                                                 Separate Account

 Annual Maintenance Fee  Only Policies with an Account       On the Policy Anniversary Date or   $30.00
                         Value of less than $50,000 on the   upon surrender of the Policy
                         Policy Anniversary Date or date of
                         surrender

 Surrender Charge        Yes                                 Upon surrender or partial           A percentage of the amount
                                                             surrender of the Policy             surrendered, depending on the
                                                                                                 Policy Year, which is attributable
                                                                                                 to premiums paid

 Tax Expense Charge      Yes                                 Under Option 1: Monthly             Under Option 1: .40% of Account
                                                             Under Option 2: Receipt of premium  Value for Policy Years 1-10
                                                             payment                             Under Option 2: 4% of each premium
                                                                                                 payment in all Policy Years
 Mortality and Expense   Yes                                 Monthly                             Under Option 1: .90% of Account
 Risk Charge                                                                                     Value in Policy Years 1-10 and
                                                                                                 .50% for Policy Years 11 and
                                                                                                 beyond.
                                                                                                 Under Option 2: .65% of Account
                                                                                                 Value in Policy Years 1-10 and
                                                                                                 .50% for Policy years 11 and
                                                                                                 beyond

 Unamortized Tax Charge  No, only under Option 1             Upon surrender or partial           A percentage of the Account Value
                                                             surrender of the Policy             depending on the Policy Year the
                                                                                                 surrender takes place.

                            COST OF INSURANCE CHARGE

    The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid at issue. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. This charge is a guaranteed maximum monthly rate multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. For Policies eligible for simplified underwriting, standard risks have a

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guaranteed cost of insurance of 125% of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table through age 90, grading down to 100% of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table at age 100 (age last birthday). For Policies not eligible for simplified underwriting, standard risks have a guaranteed cost of insurance of 100% of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table. (Unisex rates may be required in some states.) A table of guaranteed cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. Substandard risks and Policies issued employing simplified underwriting procedures will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table (age last birthday). The multiple will be based on the Insured's substandard rating.

    The Coverage Amount is first set on the Policy Date and then on each Monthly Activity Date. On such days, it is the Face Amount less the Account Value subject to a Minimum Coverage Amount. The Coverage Amount remains level between the Monthly Activity Dates. The Coverage Amount may be adjusted to continue to qualify the Policies as life insurance Policies under the current federal tax law. Under that law, the Minimum Coverage Amount is a stated percentage of the Account Value of the Policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000

Account Value on the Monthly Activity Date = $70,000

Insured's attained age = 60

Minimum Coverage Amount percentage for age 60 = 30%

    On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

    Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Policy Benefits and Rights -- Death Benefit," page 15.)

    Because the Account Value and, as a result, the Coverage Amount under a Policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

                             ADMINISTRATIVE CHARGE

    Hartford will deduct monthly from the Account Value attributable to the Separate Account an administrative charge equal to an annual rate of 0.25%. This charge compensates Hartford for administrative expenses incurred in the administration of the Separate Account and the Policies.

                             ANNUAL MAINTENANCE FEE

    If the Account Value on a Policy Anniversary or on the date the Policy is surrendered is less than $50,000, Hartford will deduct on such date an annual maintenance fee of $30. This fee will help reimburse Hartford for administrative and maintenance costs of the Policies. The sum of the monthly administrative charges and the annual maintenance fee will not exceed the cost Hartford incurs in providing administrative services under the Policies. Hartford reserves the right to waive the Annual Maintenance Fee under certain conditions.

                                SURRENDER CHARGE

    Upon surrender of the Policy or partial surrenders in excess of the Annual Withdrawal Amount, a Surrender Charge may be assessed. In Policy Years 1 through 3, this charge is 7.5% of surrendered Account Value attributable to premiums paid. In Policy Years 4 through 5, this charge is 6%. In Policy Years 6 through 7, this charge is 4%. In Policy Years 8 through 9, this charge is 2%. After the ninth Policy Year, there is no charge.

    In determining the Surrender Charge and any Unamortized Tax charge discussed below, any surrender or partial surrender during the first ten Policy Years will be deemed first from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no charge will be assessed on a surrender of the remaining Account Value.

    The Surrender Charge is imposed to cover a portion of the sales expense incurred by Hartford in distributing the Policies. This expense includes agents commissions, advertising and the printing of prospectuses. See "Policy Benefits and Rights -- Amount Payable on Surrender of the Policy," page 16.

                              POLICY OWNER OPTIONS

    In addition to the deductions and charges described above, the Policy Owner, at the time the Policy is issued, will elect one of two options described below to pay charges relating to certain taxes and mortality and expense risk

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charges. The option selected by the Policy Owner may affect Policy Value.

OPTION 1: ASSET-BASED CHARGES:

    Under this payment option, the Policy Owner will pay:

    MORTALITY AND EXPENSE RISK CHARGE: Hartford will deduct monthly from the Account Value attributable to the Separate Account for Policy Years 1 through 10 a charge equal to an annual rate of 0.90% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. The mortality risk assumed is that the cost of insurance charges specified in the Policy will be insufficient to meet claims. Hartford also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Hartford receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the Policy is in force, including the duration of a payment option.

    TAX EXPENSE CHARGE: Hartford will deduct monthly from the Account Value a charge equal to an annual rate of 0.40% for the first ten Policy Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for the cost of the capitalization of certain policy acquisition expenses under Section 848 of the Code. The charge includes a premium tax deduction of 0.25% and Section 848 costs of 0.15%. The 0.25% premium tax deduction over ten Policy Years approximates Hartford's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hartford does not expect to make a profit from this deduction. The 0.15% charge helps reimburse Hartford for approximate expenses incurred under
Section 848 of the Code.

    UNAMORTIZED TAX CHARGE: Under this option, during the first nine Policy Years, an Unamortized Tax charge will be imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of Account Value, at the end of each Policy Year:

          POLICY
           YEAR       RATE
          ------      -----
            1         2.25%
            2         2.00%
            3         1.75%
            4         1.50%
            5         1.25%
            6         1.00%
            7         0.75%
            8         0.50%
            9         0.25%
           10+        0.00%

    After the ninth Policy Year, no Unamortized Tax charge will be imposed.

OPTION 2: FRONTED CHARGES:

    Under this option, the Policy Owner will pay:

    MORTALITY AND EXPENSE RISK CHARGE: In Policy Years 1 through 10, Hartford will deduct monthly from the Account Value attributable to the Separate Account a charge equal to an annual rate of 0.65% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality risk assumed is that the cost of insurance charges specified in the Policy will be insufficient to meet claims. Hartford also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Hartford receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the Policy is in force, including the duration of a payment option.

    TAX EXPENSE CHARGE: Hartford will deduct from Premium payments a tax expense charge equal to an annual rate of 4.0% for all Policy Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for the cost of capitalization of certain policy acquisition expenses under Section 848 of the Code. The charge includes a premium tax deduction of 2.5% and a Section 848 cost of 1.5%. The premium tax deduction approximates Hartford's average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hartford does not expect to make a

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profit from this deduction. The 0.15% charge helps reimburse Hartford for approximate expenses incurred under Section 848 of the Code.

    This Option may not be available in all states.

                          OTHER DEDUCTIONS OR CHARGES
    CHARGES AGAINST THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

    TAXES CHARGED AGAINST THE SEPARATE ACCOUNT: Currently, no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. Hartford may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

                           POLICY BENEFITS AND RIGHTS

                                 DEATH BENEFIT
    While in force, the Policy provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Policy dies. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding. The Death Benefit equals the greater of (1) the Face Amount or (2) the Account Value multiplied by a specified percentage. The percentages vary according to the attained age of the Insured and are specified in the Policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit, but never below the Face Amount.

EXAMPLES:

                                             A           B
                                         ----------  ----------
Face Amount............................  $  100,000  $  100,000
Insured's Age:.........................          40          40
Account Value on Date of Death:........      46,500      34,000
Specified Percentage...................        250%        250%

    In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding loans, constitutes the Death Proceeds which Hartford would pay to the beneficiary.

    In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).


    All or part of the Death Proceeds may be paid in cash or applied under a "Payment Option." See "Other Matters -- Settlement Provisions," page 19.


                                 ACCOUNT VALUE

    The Account Value of a Policy will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Funds, the value of the Loan Account and the monthly Deduction Amounts. There is no minimum guaranteed Account Value.

    The Account Value of a particular Policy is related to the net asset value of the Funds to which premiums on the Policy have been allocated. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units credited to the Policy in each Sub-Account as of the Valuation Day by the Accumulation Unit Value of that Sub-Account, and then summing the result for all the Sub-Accounts credited to the Policy and the value of the Loan Account. See "The Policy -- Accumulation Unit Values," page 11.

                           TRANSFER OF ACCOUNT VALUE


    While the Policy remains in force, and subject to Hartford's transfer rules then in effect, the Policy Owner may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. Hartford reserves the right to restrict the number of such transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time. Transfers may be made by written request or by calling toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded. HARTFORD WILL SEND THE POLICY OWNER A CONFIRMATION OF THE TRANSFER WITHIN FIVE DAYS FROM THE DATE OF ANY INSTRUCTION. IT IS THE RESPONSIBILITY OF THE POLICY OWNER TO VERIFY THE ACCURACY OF ALL CONFIRMATIONS OF TRANSFERS AND TO PROMPTLY ADVISE HARTFORD OF ANY INACCURACIES WITHIN 30 DAYS.

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    Hartford may modify the right to reallocate Account Value among the Sub-Accounts if Hartford determines, in its sole discretion, that the exercise of that right by one or more Policy Owners is, or would be, to the disadvantage of other Policy Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum period between each transfer, not accepting transfer requests of an agent acting under the power of attorney on behalf of more than one Policy Owner, or limiting the dollar amount that may be transferred among the Sub-Accounts at one time. These restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that Hartford considers to be disadvantageous to other Policy Owners.

    As a result of a transfer, the number of Accumulation Units credited to the Sub-Account from which the transfer is made will be reduced by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request. The number of Accumulation Units credited to the Sub-Account to which the transfer is made will be increased by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request.

                                  POLICY LOANS

    While the Policy is in effect, a Policy Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from Hartford. Both types of loans are secured by the Policy. The aggregate loans (including the currently applied for loan) may not exceed at the time a loan is requested 90% of the Cash Value.

    The loan amount will be transferred pro rata from each Sub-Account attributable to the Policy (unless the Policy Owner specifies otherwise) to the Loan Account. The amounts allocated to the Loan Account will earn interest at a rate of 4% per annum (6% for "Preferred Loans"). The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the Policy is considered a "Preferred Loan." For exchanges which take place according to Code Section 1035(a) that have an outstanding loan at the time of transfer, the difference between the Account Value and the total of all premiums paid under the Policy is considered a Preferred Loan. The loan interest rate that Hartford will charge on all loans is 6% per annum. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date. The proceeds of a loan will be delivered to the Policy Owner within seven business days of Hartford's receipt of the loan request.

    If the aggregate outstanding loan(s) secured by the Policy exceeds the Account Value of the Policy less any Surrender Charges and due and unpaid Deduction Amount, Hartford will give written notice to the Policy Owner that, unless Hartford receives an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Policy, the Policy may lapse.

    All or any part of any loan secured by a Policy may be repaid while the Policy is still in effect. When loan repayments or interest payments are made, they will be allocated among the Sub-Account(s) in the same percentage as premiums are allocated (unless the Policy Owner requests a different allocation) and an amount equal to the payment will be deducted from the Loan Account. Any outstanding loan at the end of a grace period must be repaid before the Policy will be reinstated. See "Policy Benefits and Rights -- Lapse and Reinstatement," page 17.

    A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the annual interest rate for amounts held in the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the Death Proceeds and Cash Surrender Value otherwise payable.

                   AMOUNT PAYABLE ON SURRENDER OF THE POLICY

    While the Policy is in force, a Policy Owner may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Policy. Upon surrender, the Policy Owner will receive the Cash Surrender Value determined as of the day Hartford receives the Policy Owner's written request or the date requested by the Policy Owner whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. Hartford will pay the Cash Surrender Value of the Policy within seven days of receipt by Hartford of the written request or on the effective surrender date requested by the Policy Owner, whichever is later. The Policy will terminate on the date of receipt of the written request, or the date the Policy Owner requests the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Policy, see "Federal Tax Considerations," page 25.

HARTFORD LIFE INSURANCE COMPANY                                               17
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    If the Policy Owner chooses to apply the surrender proceeds to a payment option (see "Other Matters -- Settlement Provisions," page 19), the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts withdrawn from payment Option 1, Option 5 or Option 6 will be subject to any applicable Surrender Charge.


                               PARTIAL SURRENDERS

    While the Policy is in force, a Policy Owner may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal Hartford's minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrender will be deducted pro rata from each Sub-Account, unless the Policy Owner instructs otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the Annual Withdrawal Amount will be subject to the Surrender Charge and any Unamortized Tax charges. See "Deductions and Charges -- Surrender Charge" page 13. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations," page 25.

                              BENEFITS AT MATURITY

    If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the Policy to Hartford, Hartford will pay to the Policy Owner the Cash Surrender Value. In such case, the Policy will terminate and Hartford will have no further obligations under the Policy. (The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits," page 26.)

                            LAPSE AND REINSTATEMENT
    The Policy will remain in force until the Cash Surrender Value is insufficient to cover a Deduction Amount due on a Monthly Activity Date. Hartford will notify the Policy Owner of the deficiency in writing and will provide a 61 day grace period to pay an amount sufficient to cover the Deduction Amount(s) due. The notice will indicate the amount that must be paid.

    The Policy will continue through the Grace Period, but if no payment is forthcoming it will terminate at the end of the grace period. If the person insured under the Policy dies during the Grace Period, the Death Proceeds payable under the Policy will be reduced by the Deduction Amount(s) due and unpaid. See "Policy Benefits and Rights -- Death Benefit," page 15.

    If the Policy lapses, the Policy Owner may apply for reinstatement of the Policy by payment of the reinstatement premium and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan was outstanding at the time of lapse, Hartford will require repayment of the loan before permitting reinstatement. In addition, Hartford reserves the right to require evidence of insurability satisfactory to Hartford.

                        CANCELLATION AND EXCHANGE RIGHTS

    An Policy Owner has a limited right to return a Policy for cancellation. If the Policy is returned, by mail or personal delivery to Hartford or to the agent who sold the Policy, to be cancelled within ten days after delivery of the Policy to the Policy Owner (a longer free-look period is provided in certain cases), Hartford will return to the Policy Owner within seven days the greater of premiums paid for the Policy less Indebtedness or the sum of (1) the Account Value on the date the returned Policy is received by Hartford or its agent less Indebtedness and (2) any deductions under the Policy or by the Funds for taxes, charges or fees.

    Once the Policy is in force, it may be exchanged during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance Policy offered by Hartford (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new Policy will have, at the election of the Policy Owner, either the same Coverage Amount under the exchanged Policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged Policy. If a Policy loan was outstanding, the entire loan must be repaid. There may be a cash adjustment required on the exchange.

                            SUSPENSION OF VALUATION,
                             PAYMENTS AND TRANSFERS

    Hartford will suspend all procedures requiring valuation (including transfers, surrenders and loans) on any day a national stock exchange is closed or trading is restricted due to an existing emergency, as defined by the Securities and Exchange Commission, or on any day the Securities and Exchange Commission has ordered that the right of surrender of the Policies be suspended for the protection of Policy Owners, until such condition has ended.

18                                               HARTFORD LIFE INSURANCE COMPANY
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                             LAST SURVIVOR POLICIES

    The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

1. The cost of insurance charges under the last survivor Policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Appendix B," page 30.

2. To qualify for simplified underwriting under a last survivor Policy, both Insureds must meet the simplified underwriting standards.

3. For a last survivor Policy to be reinstated, both Insureds must be alive on the date of reinstatement.

4. The Policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

5. Additional tax disclosures applicable to last survivor Policies are provided in "Federal Tax Considerations," page 25.

                                 OTHER MATTERS

                                 VOTING RIGHTS

    In accordance with its interpretation of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Policy Owners (or the assignee of the Policy, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Policy Owner is determined by dividing the Policy Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Policy Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. However, if the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

    The voting interests of the Policy Owner (or the assignee) in the Funds will be determined as follows: Policy Owners may cast one vote for each full or fractional Accumulation Unit owned under the Policy and allocated to a Sub-Account the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Policy Owner has taken a loan secured by the Policy, amounts transferred from the Sub-Account(s) to the Loan Account in connection with the loan (see "Policy Benefits and Rights -- Policy Loans," page 16) will not be considered in determining the voting interests of the Policy Owner. Policy Owners should review the Funds prospectus accompanying this Prospectus to determine matters on which shareholders may vote.

    Hartford may, when required by state insurance regulatory authorities, disregard Policy Owners' voting instructions if such instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory Policy for the Funds.

    In addition, Hartford itself may disregard Policy Owners' voting instructions in favor of changes initiated by a Policy Owner in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policy Owners.

                          STATEMENTS TO POLICY OWNERS

    Hartford will maintain all records relating to the Separate Account and the Sub-Accounts. At least once each Policy Year, Hartford will send to Policy Owners a statement showing the Coverage Amount and the Account Value of the Policy (indicating the number of Accumulation Units credited to the Policy in each Sub-Account and the corresponding Accumulation Unit Value) and any outstanding loan secured by the Policy as of the date of the statement. The statement will also show premium paid and Deduction Amounts under the Policy since the last statement, and any other information required by any applicable law or regulation.

                           LIMIT ON RIGHT TO CONTEST

    Hartford may not contest the validity of the Policy after it has been in force during the Insured's lifetime for two years from the Issue Date. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date.

HARTFORD LIFE INSURANCE COMPANY                                               19
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In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to the Account Value less any Indebtedness.

                         MISSTATEMENT AS TO AGE AND SEX

    If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Policy.


                             SETTLEMENT PROVISIONS


    The surrender proceeds or Death Proceeds under the Policies may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be applied under a payment option is $5,000 unless Hartford consents to a lesser amount. UNDER PAYMENT OPTIONS 2, 3 AND 4, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS COMMENCE. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM PAYMENT OPTIONS 1OR 6, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. ONLY A FULL SURRENDER IS ALLOWED FROM PAYMENT OPTION 5. A SURRENDER FROM PAYMENT OPTION 5 WILL ALSO BE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE.

    Hartford will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

    The following options are available under the Policies (Hartford may offer other payment options):

OPTION 1 -- Interest Income

    This option offers payments of interest, at the rate Hartford declares, on the amount applied under this option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- Life Annuity

    A life annuity is an annuity payable during the lifetime of the payee and terminating with the last payment preceding the death of the payee. This option offers the largest payment amount of any of the life annuity options, since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a beneficiary.

    It would be possible under this option for a payee to receive only one annuity payment if he died prior to the due date of the second annuity payment, two annuity payments if he died before the date of the third annuity payment, etc.

OPTION 3 -- Life Annuity with 120, 180 or 240 Monthly Payments Certain

    This annuity option is an annuity payable monthly during the lifetime of the payee with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the payee, payments have been made for less than the minimum elected number of months, then the present value (as of the date of the payee's death) of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated, unless other provisions have been made and approved by Hartford.

OPTION 4 -- Joint and Last Survivor Annuity

    An annuity payable monthly during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the payee may elect that the payment to the survivor be less than the payment made during the joint lifetime of the payee and a designated second person.

    It would be possible under this option for a payee and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

OPTION 5 -- Payments for a Designated Period

    An amount payable monthly for the number of years selected which may be from five to 30 years. Under this option, you may, at any time, request a full surrender and receive, within seven days, the termination value of the Policy as determined by Hartford.

    In the event of the payee's death prior to the end of the designated period, the present value (as of the date of the payee's death) of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated unless other provisions have been made and approved by Hartford.

    Option 5 is an option that does not involve life contingencies.


OPTION 6 -- Policy Proceeds Settlement Option


    Proceeds from the Death Benefit left with Hartford. These proceeds will remain in the Sub-Accounts to which they were allocated at the time of death unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

    VARIABLE AND FIXED ANNUITY PAYMENTS: When an annuity is effected, unless otherwise specified, the surrender proceeds or Death Proceeds held in the Sub-Accounts will be applied to provide a variable annuity based on the pro rata amount in the various Sub-Accounts. Fixed annuities

20                                               HARTFORD LIFE INSURANCE COMPANY
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options are also available. YOU SHOULD CONSIDER WHETHER THE ALLOCATION OF PROCEEDS AMONG SUB-ACCOUNTS OF THE SEPARATE ACCOUNT FOR YOUR ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR RETIREMENT NEEDS.

    VARIABLE ANNUITY: The Policy contains tables indicating the minimum dollar amount of the first monthly payment under the optional variable forms of annuity for each $1,000 of value of a Sub-Account. The first monthly payment varies according to the form and type of variable payment annuity selected. The Policy contains variable payment annuity tables derived from the 1983a Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly variable annuity payment is determined by multiplying the proceeds value (expressed in thousands of dollars) of a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Policy.

    The amount of the first monthly variable annuity payment is divided by the value of an annuity unit (an accounting unit of measure used to calculate the value of annuity payments) for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period, and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.
    LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE REMAINED CONSTANT AND EQUAL TO THE A.I.R. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN RELATIVE TO THE A.I.R.

    FIXED ANNUITY: Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate (to be determined by Hartford) which is no less than the rate specified in the fixed payment annuity tables in the Policy. The annuity payment will remain level for the duration of the annuity.

    Hartford will make any other arrangements for income payments as may be agreed on.

                                  BENEFICIARY

    The applicant names the beneficiary in the application for the Policy. The Policy Owner may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to Hartford. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Policy Owner if living; otherwise to the Policy Owner's estate.

                                   ASSIGNMENT

    The Policy may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.

                                   DIVIDENDS

    No dividends will be paid under the Policies.

HARTFORD LIFE INSURANCE COMPANY                                               21
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                        EXECUTIVE OFFICERS AND DIRECTORS


                                    POSITION WITH HARTFORD,               OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                    YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
 -----------------------------  --------------------------------  -----------------------------------------------------------------
 Ahn, Dong H., 37               Vice President, 1998              Vice President (1998-Present), Hartford Life and Accident
                                                                    Insurance Company.
 Bossen, Wendell J., 64         Vice President, 1992**            Vice President (1992-Present), Hartford Life and Accident
                                                                    Insurance Company; President (1992-Present), International
                                                                    Corporate Marketing Group, Inc.; Executive Vice President
                                                                    (1984-1992), Mutual Benefit.
 Boyko, Gregory A., 46          Senior Vice President, Chief      Vice President and Controller (1995-1997), Hartford; Director
                                Financial Officer & Treasurer,      Officer & Treasurer, (1997-Present); Senior Vice President,
                                1997                                Chief Financial Officer & Treasurer (1997-Present); Vice
                                Director, 1997                      President & Controller (1995-1997), Hartford Life and Accident
                                                                    Insurance Company; Senior Vice President, Chief Financial
                                                                    Officer & Treasurer (1997-Present), Hartford Life, Inc.; Chief
                                                                    Financial Officer (1994-1995), IMG American Life; Senior Vice
                                                                    President (1992-1994), Connecticut Mutual Life Insurance
                                                                    Company.
 Cummins, Peter W., 60          Senior Vice President, 1997       Vice President (1989-1997); Director of Broker Dealer Sales-ILAD
                                                                    (1989-1992), Hartford; Senior Vice President (1997-Present)
                                                                    Vice President (1989-1997); Director of Broker Dealer
                                                                    Sales-ILAD (1989-1991), Hartford Life and Accident Insurance
                                                                    Company.
 de Raismes, Ann M., 47         Senior Vice President, 1997       Vice President (1994-1997); Assistant Vice President (1992-1994);
                                Director of Human Resources,        Hartford; Senior Vice President (1997-Present); Director of
                                1991                                Human Resources (1991-Present); Vice President (1994-1997);
                                                                    Assistant Vice President (1992-1994); Hartford Life and
                                                                    Accident Insurance Company; Vice President, Human Resources
                                                                    (1997-Present), Hartford Life, Inc.
 Fitch, Timothy M., 45          Vice President, 1995              Assistant Vice President (1992-1995), Hartford; Vice President
                                Actuary, 1994                       (1995-Present); Actuary (1994-Present); Assistant Vice
                                                                    President (1992-1995), Hartford Life and Accident Insurance
                                                                    Company.
 Foy, David T., 31              Vice President, 1998              Assistant Vice President (1995-1998), Hartford; Vice President
                                                                    (1998-Present), Hartford Life and Accident Insurance Company.
 Gardner, Bruce D., 47          Vice President, 1995              Director (1994-1997); General Counsel & Corporate Secretary
                                                                    (1991-1995), Hartford; Vice President (1995-1997); Director
                                                                    (1995-1997); General Counsel & Corporate Secretary (1991-1995),
                                                                    Hartford Life and Accident Insurance Company.
 Garrett, J. Richard, 53        Vice President, 1993              Treasurer (1986-1997), Hartford; Assistant Treasurer, Vice
                                Assistant Treasurer 1997            President (1993-Present); Assistant Treasurer (1997-Present);
                                                                    Treasurer (1983-1997); Hartford Life and Accident Insurance
                                                                    Company; Treasurer (1977), The Hartford Financial Services
                                                                    Group.

22                                               HARTFORD LIFE INSURANCE COMPANY
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                                    POSITION WITH HARTFORD,               OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                    YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
 -----------------------------  --------------------------------  -----------------------------------------------------------------
 Ginnetti, John P., 52          Executive Vice President and      Senior Vice President - Individual Life and Annuity Division
                                Director, Asset Management          (1988-1994), Hartford; Director (1988-Present); Director
                                Services, 1994                      (1988-Present); Executive Vice President & Director, Asset
                                Director, 1988                      Management Services (1994-Present); Senior Vice President -
                                                                    Individual Life and Annuity Division (1988-1994), Hartford Life
                                                                    and Accident Insurance Company; Executive Vice President, Asset
                                                                    Management, Hartford Life, Inc. (1997-Present).
 Godfrey, III, William A., 41   Senior Vice President, 1997       Senior Vice President (1997-Present), Hartford; Senior Vice
                                                                    President (1997-Present), Harford Life and Accident Insurance
                                                                    Company; Vice President Information Technology (1997-Present),
                                                                    Hartford Life, Inc.
 Godkin, Lynda, 44              Senior Vice President, 1997       Associate General Counsel (1995-1996); Assistant General Counsel
                                General Counsel, 1996               and Secretary (1994-1995); Counsel (1990-1994), Hartford;
                                Corporate Secretary, 1995           Director (1997-Present); Senior Vice President (1997-Present);
                                Director, 1997                      General Counsel (1996-Present); Corporate Secretary
                                                                    (1995-Present); Associate General Counsel (1995-1996);
                                                                    Assistant General Counsel and Secretary (1994-1995); Counsel
                                                                    (1990-1994), Hartford Life and Accident Insurance Company; Vice
                                                                    President and General Counsel (1997-Present), Hartford Life,
                                                                    Inc.
 Grady, Lois W., 53             Senior Vice President, 1998       Vice President (1993-1998); Assistant Vice President (1987-1993),
                                Vice President, 1993                Hartford; Senior Vice President, (1998); Vice President
                                                                    (1993-1997); Assistant Vice President (1987-1993), Hartford
                                                                    Life and Accident Insurance Company.
 Graham, Christopher, 47        Vice President, 1997
 Hunt, Mark E., 37              Vice President, 1998              Assistant Vice President (1997-1998), Hartford; Vice President
                                                                    (1998-Present), Assistant Vice President (1997-1998), Hartford
                                                                    Life and Accident Insurance Company.
 Joyce, Stephen T., 39          Vice President, 1997              Assistant Vice President (1994-1997), Hartford; Assistant Vice
                                                                    President (1994-1997), Hartford Life and Accident Insurance
                                                                    Company.
 Keeler, Michael D., 37         Vice President, 1998              Vice President (1998-Present), Hartford Life and Accident
                                                                    Insurance Company.
 Kerzner, Robert A., 46         Senior Vice President, 1998       Vice President (1995-1998); Regional Vice President (1991-1994),
                                Vice President, 1995                Hartford; Vice President (1994-1997), Hartford Life and
                                                                    Accident Insurance Company.
 Levenson, David N., 31         Vice President, 1998              Assistant Vice President (1995-Present), Hartford.
 Maher, Steven M., 43           Vice President, 1992              Assistant Vice President (1987-1992), Hartford; Vice President
                                Actuary, 1987                       (1993-Present); Actuary (1987-Present); Assistant Vice
                                                                    President (1987-1993), Hartford Life and Accident Insurance
                                                                    Company.
 Malchodi, Jr., William B., 50  Vice President, 1994              Director of Taxes, Hartford (1991-1998); Director of Taxes
                                                                    (1992-1998), Hartford Life and Accident Insurance Company.
 Marra, Raymond J., 37          Vice President, 1998              Assistant Vice President (1997-Present), Hartford; Vice President
                                                                    (1998-Present), Assistant Vice President (1994-1997), Hartford
                                                                    Life and Accident Insurance Company.

HARTFORD LIFE INSURANCE COMPANY                                               23
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                                    POSITION WITH HARTFORD,               OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                    YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
 -----------------------------  --------------------------------  -----------------------------------------------------------------
 Marra, Thomas M., 39           Executive Vice President, 1995    Senior Vice President (1994-1995); Vice President (1989-1994);
                                Director, Individual Life and       Actuary (1987-1995), Hartford; Director (1994-Present);
                                Annuity Division, 1994              Executive Vice President (1995-Present); Senior Vice President
                                Director, 1994*                     (1994-1995); Director, Individual Life and Annuity Division
                                                                    (1994-Present); Actuary (1987-1997), Hartford Life and Accident
                                                                    Insurance Company; Executive Vice President, Individual Life
                                                                    and Annuities (1997-Present), Hartford Life, Inc.
 Nolan, Jr., Robert F., 43      Senior Vice President, 1997       Vice President (1995-1997); Assistant Vice President (1992-1995),
                                                                    Hartford; Vice President (1995-1997); Assistant Vice President
                                                                    (1992-1995), Hartford Life and Accident Insurance Company; Vice
                                                                    President, Corporate Relations (1997-Present), Hartford Life,
                                                                    Inc.; Manager, Public Relations (1986), Aetna Life and Casualty
                                                                    Insurance Company.
 Noto, Joseph J., 46            Vice President, 1989              Executive Vice President & Chief Operating Officer
                                                                    (1997-Present); Director (1994-Present); President (1994-1997),
                                                                    American Maturity Life Insurance Company; Vice President
                                                                    (1989-1997), Hartford Life and Accident Insurance Company.
 O'Halloran, C. Michael, 51     Vice President, 1994              Senior Associate General Counsel (1988-1997), Hartford; Vice
                                                                    President (1994-Present); Senior Associate General Counsel
                                                                    (1988-1997), Hartford Life and Accident Insurance Company;
                                                                    Corporate Secretary (1997-Present), Hartford Life, Inc.; Vice
                                                                    President (1994-Present); Senior Associate General Counsel
                                                                    (1988-Present); Director of Corporate Law (1994-Present), The
                                                                    Hartford Financial Services Group.
 O'Rourke, Lawrence M., 44      Vice President, 1998              Vice President, (1998-Present), Hartford Life and Accident
                                                                    Insurance Company.
 O'Sullivan, Daniel E., 43      Vice President, 1998              Vice President (1998-Present), Hartford Life and Accident
                                                                    Insurance Company.
 Raymond, Craig R., 37          Senior Vice President, 1997       Vice President (1993-1997); Assistant Vice President (1992-1993);
                                Chief Actuary, 1994                 Actuary (1990-1994), Hartford; Senior Vice President
                                                                    (1997-Present); Chief Actuary (1995-Present); Vice President
                                                                    (1993-1997); Actuary (1990-1995), Hartford Life and Accident
                                                                    Insurance Company; Vice President and Chief Actuary
                                                                    (1997-Present), Hartford Life, Inc.
 Robinson,, Mary P., 38         Vice President, 1998              Assistant Vice President (1995-1998), Hartford; Assistant Vice
                                                                    President (1995-1998), Hartford Life and Accident Insurance
                                                                    Company.
 Salama, Donald A., 50          Vice President, 1997              Vice President (1997-Present), Hartford Life and Accident
                                                                    Insurance Company.
 Schiltz, Timothy P., 37        Vice President, 1997              Assistant Vice President (1994-1997), Hartford; Vice President
                                                                    (1997-Present); Assistant Vice President (1994-1997), Hartford
                                                                    Life and Accident Insurance Company; Consulting Actuary
                                                                    (1992-1993), Milliman & Robertson, Inc.; Consulting Actuary
                                                                    (1988-1992) Chalke Incorporated.

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                    POSITION WITH HARTFORD,               OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                    YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
 -----------------------------  --------------------------------  -----------------------------------------------------------------
 Smith, Lowndes A., 58          President, 1989                   Chief Operating Officer (1989-1997), Hartford; Director
                                Chief Executive Officer, 1997       (1981-Present); President (1989-Present); Chief Executive
                                Director, 1981*                     Officer (1997-Present); Chief Operating Officer (1989-1997),
                                                                    Hartford Life and Accident Insurance Company; Chief Executive
                                                                    Officer and President and Director (1997-Present), Hartford
                                                                    Life, Inc.
 Stevenson, Keith A., 44        Vice President, 1998
 Sweeney, Edward A., 51         Vice President, 1993              Chicago Regional Manager (1985-1993), Hartford; Vice President
                                                                    (1993-Present), Hartford Life and Accident Insurance Company.
 Tilbor, Judith V., 46          Vice President, 1998              Assistant Vice President (1994-1998), Hartford; Vice President
                                                                    (1998-Present), Assistant Vice President (1994-1998), Hartford
                                                                    Life and Accident Insurance Company.
 Welnicki, Raymond P., 49       Senior Vice President &           Vice President (1993-1994), Hartford; Director (1994-Present);
                                Director, Employee Benefit          Senior Vice President (1995-Present); Director, Employee
                                Division, 1994                      Benefit Division (1997-Present); Vice President (1993-1995),
                                Director, 1994*                     Hartford Life and Accident Insurance Company; Senior Vice
                                                                    President, Employee Benefits (1997-Present), Hartford Life,
                                                                    Inc.; Board of Directors, Ethix Corp.
 Welsh, Walter C., 51           Senior Vice President, 1997       Vice President (1995-1997); Assistant Vice President (1992-1995),
                                                                    Hartford; Senior Vice President (1997-Present); Vice President
                                                                    (1995-1997); Assistant Vice President (1992-1995), Hartford
                                                                    Life and Accident Insurance Company; Vice President, Government
                                                                    Affairs (1997-Present), Hartford Life, Inc.
 Zlatkus, Lizabeth H., 39       Senior Vice President, 1997       Vice President (1994-1997); Assistant Vice President (1992-1994),
                                Director, 1994*                     Hartford; Director (1994-Present); Senior Vice President
                                                                    (1997-Present); Vice President (1994-1997); Assistant Vice
                                                                    President (1992-1994), Hartford Life and Accident Insurance
                                                                    Company; Vice President, Group Life and Disability
                                                                    (1997-Present), Hartford Life, Inc.
 Znamierowski, David M., 38     Senior Vice President, 1997       Vice President (1997), Hartford; Director (1998-Present) Senior
                                Director, Risk Management           Vice President (1997-Present), Hartford Life and Accident
                                Strategy, 1996                      Insurance Company; Vice President, Investment Strategy
                                Director, 1998*                     (1997-Present), Hartford Life, Inc.; Vice President, Investment
                                                                    Strategy & Policy, Aetna Life and Casualty.


---------

 * Denotes date of election to Board of Directors.

** The Hartford Financial Services Group, Inc. Affiliated Company

    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

                          DISTRIBUTION OF THE POLICIES

    Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent registered broker-dealers. Any sales representative or employee will have been qualified to sell variable

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are wholly-owned subsidiaries of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.

    The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

    Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.



    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.


    Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of and market for such alternatives.

                          SAFEKEEPING OF THE SEPARATE
                                ACCOUNT'S ASSETS

    The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

                           FEDERAL TAX CONSIDERATIONS

                                    GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE POLICY OWNER INVOLVED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A POLICY DESCRIBED HEREIN.


    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Policies cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford 's understanding of existing Federal income tax laws as they are currently interpreted.


                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT


    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Policy Benefits and Rights -- Account Value," on page
15). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

                       INCOME TAXATION OF POLICY BENEFITS


    For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.



    During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.



    The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.


                             LAST SURVIVOR POLICIES


    Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Contract will meet the Section 7702 definition of a life insurance contract.


                          MODIFIED ENDOWMENT CONTRACTS


    A life insurance contract is treated as a "modified endowment contract" under Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment contract if no additional premiums are paid and there is no change in the death benefit as the result of the exchange.



    A contract that is classified as modified endowment contract is generally eligible for the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the contract (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.


    All modified endowment contracts that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.

                      ESTATE AND GENERATION SKIPPING TAXES

    When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.


    The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $625,000 (1998) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next eight years to $1,000,000. In addition, an unlimited marital deduction may be available for federal

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------


estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).


    If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

                          DIVERSIFICATION REQUIREMENTS


    Section 817 of the Code provides that a variable life insurance contract (other than a pension plan policy) will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Policy is not treated as a life insurance contract, the Policy Owner will be subject to income tax on the annual increases in cash value.



    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.


    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or the Policy Owner must agree to pay the tax due for the period during which the diversification requirements were not met.


    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.


                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT


    In order for a variable life insurance contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.



    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Policy Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Policy Owners from being considered the owners of the assets in the separate accounts.


                      LIFE INSURANCE PURCHASED FOR USE IN
                           SPLIT DOLLAR ARRANGEMENTS

    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.
                         FEDERAL INCOME TAX WITHHOLDING

    If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

                      NON-INDIVIDUAL OWNERSHIP OF POLICIES


    In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.


                                     OTHER

    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.

                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS


    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.


                               LEGAL PROCEEDINGS

    There are no material legal proceedings pending to which the Separate Account is a party.

                                 LEGAL MATTERS


    Legal matters in connection with the issue and sale of flexible premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary of Hartford.


                                    EXPERTS


    The audited financial statements and financial statement schedules included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



    The hypothetical Policy illustrations included in this Prospectus and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Assistant Vice President and Director, Individual Annuity Product Management, for Hartford, and are included in reliance upon his opinion as to their reasonableness.


                             REGISTRATION STATEMENT

    A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, the Funds, Hartford, and the Policies.

HARTFORD LIFE INSURANCE COMPANY                                               29
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                                   APPENDIX A
             SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK

    If the Policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:

    In the Special Terms subsection of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:

ACCOUNT VALUE: The current value of Accumulation Units plus the value of the Loan Account under the Policy. In the case of a Policy Owner who purchases the Policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Account, Account Value is the current value of the Fixed Account plus the value of the Loan Account under the Policy.

    The following definition is added:

FIXED ACCOUNT: Part of the General Account of Hartford to which a New York Policy Owner may allocate the entire Account Value.

    The definition of Loan Account is deleted and the following definition is substituted:

LOAN ACCOUNT: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Account for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.

    The following is added to the Prospectus as a separate section following the section entitled "The Separate Account":

                               THE FIXED ACCOUNT

    The following language is added to the section of the Prospectus entitled "Deductions and Charges -- Administrative Charge," page 12:

    No Administrative Charge is deducted from Account Value in the Fixed
Account.

    The following language is added to the section of the Prospectus entitled "Deductions and Charges -- Mortality and Expense Risk Charge," page 14:

    No Mortality and Expense Risk Charge is deducted from Account Value in the Fixed Account.

    The following separate sections are added to the section of the Prospectus entitled "Policy Benefits," page 15:

                        TRANSFER OF ENTIRE ACCOUNT VALUE
                              TO THE FIXED ACCOUNT

    New York Policy Owners may transfer no less than the entire Account Value into the Fixed Account under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.

    A TRANSFER TO THE FIXED ACCOUNT MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE FIXED ACCOUNT, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.

    For New York Policy Owners who elect to invest in the Fixed Account, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Account on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Account on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to the Fixed Account and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Account; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any surrender charges deducted since the last Monthly Activity Date.

                               DEFERRED PAYMENTS

    Hartford reserves the right to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Account for up to six months from the date of request. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Account Minimum Credited Interest Rate.

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   APPENDIX B
                           ILLUSTRATIONS OF BENEFITS

The tables in Appendix B illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male preferred age 45, a female preferred age 55 and a male preferred age 65 with Face Amounts of $44,053, $34,014 and $20,000, respectively, are illustrated for the single life preferred Policy for both Policy Owner Option 1 and Policy Owner Option 2. The illustrations for the last survivor preferred Policy assume male preferred and female preferred of equal ages, including age 55 and 65 for Face Amounts of $45,454 and $28,329.

    The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

    The tables reflect the deductions of current Policy charges for Policy Owner Option 1 and Policy Owner Option 2 and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.

    The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.75% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.75% average daily charge) of -0.75%, 5.25% and 11.25%, respectively.

    The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Deductions and Charges -- Taxes Charged Against the Separate Account," page 15).

    The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

    Hartford will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

HARTFORD LIFE INSURANCE COMPANY                                               31
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                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,814       9,821    44,053    10,754       9,762    44,053
      2          11,025     11,697      10,714    44,053    11,571      10,589    44,053
      3          11,576     12,655      11,684    44,053    12,455      11,487    44,053
      4          12,155     13,694      12,888    44,053    13,413      12,612    44,053
      5          12,763     14,820      14,035    44,053    14,453      13,673    44,053
      6          13,401     16,042      15,481    44,053    15,582      15,026    44,053
      7          14,071     17,366      16,836    44,053    16,806      16,280    44,053
      8          14,775     18,803      18,509    44,053    18,136      17,846    44,053
      9          15,513     20,360      20,110    44,053    19,582      19,333    44,053
     10          16,289     22,050      22,050    44,053    21,154      21,154    44,053
     11          17,103     24,123      24,123    44,053    23,054      23,054    44,053
     12          17,959     26,393      26,393    44,053    25,147      25,147    44,053
     13          18,856     28,880      28,880    44,053    27,461      27,461    44,053
     14          19,799     31,614      31,614    44,053    30,023      30,023    44,053
     15          20,789     34,640      34,640    46,418    32,868      32,868    44,053
     16          21,829     37,972      37,972    49,363    36,022      36,022    46,829
     17          22,920     41,620      41,620    53,274    39,482      39,482    50,537
     18          24,066     45,615      45,615    57,475    43,270      43,270    54,520
     19          25,270     49,989      49,989    61,987    47,418      47,418    58,799
     20          26,533     54,811      54,811    66,870    51,992      51,992    63,430
     25          33,864     86,619      86,619   100,478    82,155      82,155    95,300
     35          55,160     215,966    215,966   228,925   204,699     204,699   216,982

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32                                               HARTFORD LIFE INSURANCE COMPANY
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                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,230       9,249    44,053    10,168       9,189    44,053
      2          11,025     10,465       9,506    44,053    10,330       9,374    44,053
      3          11,576     10,707       9,769    44,053    10,486       9,553    44,053
      4          12,155     10,955      10,190    44,053    10,634       9,875    44,053
      5          12,763     11,209      10,469    44,053    10,773      10,038    44,053
      6          13,401     11,470      10,956    44,053    10,900      10,391    44,053
      7          14,071     11,738      11,250    44,053    11,012      10,530    44,053
      8          14,775     12,013      11,753    44,053    11,106      10,851    44,053
      9          15,513     12,295      12,064    44,053    11,179      10,951    44,053
     10          16,289     12,584      12,584    44,053    11,225      11,225    44,053
     11          17,103     13,011      13,011    44,053    11,333      11,333    44,053
     12          17,959     13,453      13,453    44,053    11,413      11,413    44,053
     13          18,856     13,911      13,911    44,053    11,459      11,459    44,053
     14          19,799     14,386      14,386    44,053    11,466      11,466    44,053
     15          20,789     14,878      14,878    44,053    11,427      11,427    44,053
     16          21,829     15,388      15,388    44,053    11,333      11,333    44,053
     17          22,920     15,916      15,916    44,053    11,176      11,176    44,053
     18          24,066     16,464      16,464    44,053    10,941      10,941    44,053
     19          25,270     17,032      17,032    44,053    10,613      10,613    44,053
     20          26,533     17,620      17,620    44,053    10,177      10,177    44,053
     25          33,864     20,897      20,897    44,053     5,615       5,615    44,053
     35          55,160     29,494      29,494    44,053        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,718       8,749    44,053     9,655       8,688    44,053
      2          11,025      9,443       8,504    44,053     9,302       8,366    44,053
      3          11,576      9,175       8,265    44,053     8,941       8,034    44,053
      4          12,155      8,914       8,180    44,053     8,569       7,841    44,053
      5          12,763      8,659       7,951    44,053     8,186       7,484    44,053
      6          13,401      8,411       7,927    44,053     7,789       7,311    44,053
      7          14,071      8,169       7,708    44,053     7,374       6,919    44,053
      8          14,775      7,933       7,693    44,053     6,939       6,704    44,053
      9          15,513      7,703       7,484    44,053     6,479       6,263    44,053
     10          16,289      7,479       7,479    44,053     5,991       5,991    44,053
     11          17,103      7,334       7,334    44,053     5,515       5,515    44,053
     12          17,959      7,191       7,191    44,053     4,999       4,999    44,053
     13          18,856      7,050       7,050    44,053     4,437       4,437    44,053
     14          19,799      6,912       6,912    44,053     3,824       3,824    44,053
     15          20,789      6,775       6,775    44,053     3,152       3,152    44,053
     16          21,829      6,641       6,641    44,053     2,412       2,412    44,053
     17          22,920      6,509       6,509    44,053     1,593       1,593    44,053
     18          24,066      6,379       6,379    44,053       681         681    44,053
     19          25,270      6,251       6,251    44,053        --          --        --
     20          26,533      6,124       6,124    44,053        --          --        --
     25          33,864      5,522       5,522    44,053        --          --        --
     35          55,160      4,449       4,449    44,053        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,449       9,699    44,053    10,383       9,633    44,053
      2          11,025     11,375      10,625    44,053    11,236      10,486    44,053
      3          11,576     12,386      11,636    44,053    12,168      11,418    44,053
      4          12,155     13,490      12,890    44,053    13,184      12,584    44,053
      5          12,763     14,694      14,094    44,053    14,295      13,695    44,053
      6          13,401     16,009      15,609    44,053    15,509      15,109    44,053
      7          14,071     17,444      17,044    44,053    16,837      16,437    44,053
      8          14,775     19,011      18,811    44,053    18,290      18,090    44,053
      9          15,513     20,721      20,521    44,053    19,881      19,681    44,053
     10          16,289     22,588      22,588    44,053    21,627      21,627    44,053
     11          17,103     24,712      24,712    44,053    23,580      23,580    44,053
     12          17,959     27,039      27,039    44,053    25,734      25,734    44,053
     13          18,856     29,588      29,588    44,053    28,116      28,116    44,053
     14          19,799     32,401      32,401    44,714    30,756      30,756    44,053
     15          20,789     35,509      35,509    47,583    33,686      33,686    45,140
     16          21,829     38,925      38,925    50,602    36,925      36,925    48,003
     17          22,920     42,665      42,665    54,612    40,472      40,472    51,804
     18          24,066     46,761      46,761    58,920    44,355      44,355    55,888
     19          25,270     51,277      51,277    63,584    48,608      48,608    60,275
     20          26,533     56,223      56,223    68,592    53,297      53,297    65,023
     25          33,864     88,850      88,850   103,066    84,218      84,218    97,693
     35          55,160     221,529    221,529   234,821   209,839     209,839   222,430

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,884       9,134    44,053     9,817       9,067    44,053
      2          11,025     10,176       9,426    44,053    10,031       9,281    44,053
      3          11,576     10,479       9,729    44,053    10,243       9,493    44,053
      4          12,155     10,791      10,191    44,053    10,450       9,850    44,053
      5          12,763     11,114      10,514    44,053    10,651      10,051    44,053
      6          13,401     11,447      11,047    44,053    10,844      10,444    44,053
      7          14,071     11,790      11,390    44,053    11,027      10,627    44,053
      8          14,775     12,146      11,946    44,053    11,196      10,996    44,053
      9          15,513     12,512      12,312    44,053    11,347      11,147    44,053
     10          16,289     12,891      12,891    44,053    11,477      11,477    44,053
     11          17,103     13,329      13,329    44,053    11,599      11,599    44,053
     12          17,959     13,783      13,783    44,053    11,693      11,693    44,053
     13          18,856     14,253      14,253    44,053    11,755      11,755    44,053
     14          19,799     14,740      14,740    44,053    11,779      11,779    44,053
     15          20,789     15,245      15,245    44,053    11,758      11,758    44,053
     16          21,829     15,768      15,768    44,053    11,685      11,685    44,053
     17          22,920     16,311      16,311    44,053    11,549      11,549    44,053
     18          24,066     16,873      16,873    44,053    11,338      11,338    44,053
     19          25,270     17,455      17,455    44,053    11,037      11,037    44,053
     20          26,533     18,059      18,059    44,053    10,630      10,630    44,053
     25          33,864     21,421      21,421    44,053     6,280       6,280    44,053
     35          55,160     30,243      30,243    44,053        --          --        --

   *  *THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,389       8,639    44,053     9,321       8,571    44,053
      2          11,025      9,182       8,432    44,053     9,032       8,282    44,053
      3          11,576      8,979       8,229    44,053     8,732       7,982    44,053
      4          12,155      8,780       8,180    44,053     8,418       7,818    44,053
      5          12,763      8,585       7,985    44,053     8,090       7,490    44,053
      6          13,401      8,393       7,993    44,053     7,745       7,345    44,053
      7          14,071      8,205       7,805    44,053     7,380       6,980    44,053
      8          14,775      8,021       7,821    44,053     6,992       6,792    44,053
      9          15,513      7,839       7,639    44,053     6,575       6,375    44,053
     10          16,289      7,662       7,662    44,053     6,128       6,128    44,053
     11          17,103      7,514       7,514    44,053     5,652       5,652    44,053
     12          17,959      7,368       7,368    44,053     5,136       5,136    44,053
     13          18,856      7,225       7,225    44,053     4,575       4,575    44,053
     14          19,799      7,084       7,084    44,053     3,963       3,963    44,053
     15          20,789      6,945       6,945    44,053     3,291       3,291    44,053
     16          21,829      6,808       6,808    44,053     2,552       2,552    44,053
     17          22,920      6,673       6,673    44,053     1,735       1,735    44,053
     18          24,066      6,540       6,540    44,053       824         824    44,053
     19          25,270      6,410       6,410    44,053        --          --        --
     20          26,533      6,281       6,281    44,053        --          --        --
     25          33,864      5,667       5,667    44,053        --          --        --
     35          55,160      4,573       4,573    44,053        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,814       9,821    34,014    10,709       9,718    34,014
      2          11,025     11,697      10,714    34,014    11,477      10,497    34,014
      3          11,576     12,655      11,684    34,014    12,311      11,345    34,014
      4          12,155     13,694      12,888    34,014    13,218      12,420    34,014
      5          12,763     14,820      14,035    34,014    14,207      13,429    34,014
      6          13,401     16,042      15,481    34,014    15,284      14,731    34,014
      7          14,071     17,366      16,836    34,014    16,458      15,934    34,014
      8          14,775     18,803      18,509    34,014    17,736      17,447    34,014
      9          15,513     20,360      20,110    34,014    19,129      18,881    34,014
     10          16,289     22,050      22,050    34,014    20,651      20,651    34,014
     11          17,103     24,123      24,123    34,014    22,502      22,502    34,014
     12          17,959     26,396      26,396    34,014    24,560      24,560    34,014
     13          18,856     28,926      28,926    34,133    26,858      26,858    34,014
     14          19,799     31,735      31,735    37,130    29,433      29,433    34,437
     15          20,789     34,816      34,816    40,388    32,289      32,289    37,455
     16          21,829     38,196      38,196    43,926    35,420      35,420    40,734
     17          22,920     41,913      41,913    47,362    38,866      38,866    43,919
     18          24,066     46,005      46,005    51,066    42,658      42,658    47,351
     19          25,270     50,545      50,545    55,094    46,837      46,837    51,053
     20          26,533     55,507      55,507    60,503    51,435      51,435    56,065
     25          33,864     88,547      88,547    93,860    82,050      82,050    86,974
     35          55,160     221,396    221,396   232,466   202,127     202,127   212,234

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,230       9,249    34,014    10,123       9,145    34,014
      2          11,025     10,465       9,506    34,014    10,238       9,283    34,014
      3          11,576     10,707       9,769    34,014    10,343       9,412    34,014
      4          12,155     10,955      10,190    34,014    10,440       9,683    34,014
      5          12,763     11,209      10,469    34,014    10,526       9,794    34,014
      6          13,401     11,470      10,956    34,014    10,597      10,091    34,014
      7          14,071     11,738      11,250    34,014    10,650      10,170    34,014
      8          14,775     12,013      11,753    34,014    10,678      10,425    34,014
      9          15,513     12,295      12,064    34,014    10,673      10,447    34,014
     10          16,289     12,584      12,584    34,014    10,630      10,630    34,014
     11          17,103     13,011      13,011    34,014    10,631      10,631    34,014
     12          17,959     13,453      13,453    34,014    10,590      10,590    34,014
     13          18,856     13,911      13,911    34,014    10,501      10,501    34,014
     14          19,799     14,386      14,386    34,014    10,362      10,362    34,014
     15          20,789     14,878      14,878    34,014    10,161      10,161    34,014
     16          21,829     15,388      15,388    34,014     9,886       9,886    34,014
     17          22,920     15,916      15,916    34,014     9,515       9,515    34,014
     18          24,066     16,464      16,464    34,014     9,023       9,023    34,014
     19          25,270     17,032      17,032    34,014     8,376       8,376    34,014
     20          26,533     17,620      17,620    34,014     7,537       7,537    34,014
     25          33,864     20,897      20,897    34,014        --          --        --
     35          55,160     29,494      29,494    34,014        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,718       8,749    34,014     9,611       8,644    34,014
      2          11,025      9,443       8,504    34,014     9,211       8,276    34,014
      3          11,576      9,175       8,265    34,014     8,800       7,896    34,014
      4          12,155      8,914       8,180    34,014     8,378       7,653    34,014
      5          12,763      8,659       7,951    34,014     7,944       7,244    34,014
      6          13,401      8,411       7,927    34,014     7,492       7,017    34,014
      7          14,071      8,169       7,708    34,014     7,018       6,566    34,014
      8          14,775      7,933       7,693    34,014     6,516       6,283    34,014
      9          15,513      7,703       7,484    34,014     5,976       5,761    34,014
     10          16,289      7,479       7,479    34,014     5,393       5,393    34,014
     11          17,103      7,334       7,334    34,014     4,802       4,802    34,014
     12          17,959      7,191       7,191    34,014     4,153       4,153    34,014
     13          18,856      7,050       7,050    34,014     3,443       3,443    34,014
     14          19,799      6,912       6,912    34,014     2,665       2,665    34,014
     15          20,789      6,775       6,775    34,014     1,809       1,809    34,014
     16          21,829      6,641       6,641    34,014       859         859    34,014
     17          22,920      6,509       6,509    34,014        --          --        --
     18          24,066      6,379       6,379    34,014        --          --        --
     19          25,270      6,251       6,251    34,014        --          --        --
     20          26,533      6,124       6,124    34,014        --          --        --
     25          33,864      5,522       5,522    34,014        --          --        --
     35          55,160      4,449       4,449    34,014        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,449       9,699    34,014    10,336       9,586    34,014
      2          11,025     11,375      10,625    34,014    11,139      10,389    34,014
      3          11,576     12,386      11,636    34,014    12,017      11,267    34,014
      4          12,155     13,490      12,890    34,014    12,980      12,380    34,014
      5          12,763     14,694      14,094    34,014    14,036      13,436    34,014
      6          13,401     16,009      15,609    34,014    15,195      14,795    34,014
      7          14,071     17,444      17,044    34,014    16,467      16,067    34,014
      8          14,775     19,011      18,811    34,014    17,864      17,664    34,014
      9          15,513     20,721      20,521    34,014    19,399      19,199    34,014
     10          16,289     22,588      22,588    34,014    21,090      21,090    34,014
     11          17,103     24,712      24,712    34,014    22,995      22,995    34,014
     12          17,959     27,050      27,050    34,014    25,114      25,114    34,014
     13          18,856     29,660      29,660    34,999    27,481      27,481    34,014
     14          19,799     32,541      32,541    38,074    30,132      30,132    35,255
     15          20,789     35,702      35,702    41,415    33,056      33,056    38,346
     16          21,829     39,168      39,168    45,044    36,263      36,263    41,703
     17          22,920     42,981      42,981    48,569    39,791      39,791    44,965
     18          24,066     47,178      47,178    52,368    43,674      43,674    48,479
     19          25,270     51,833      51,833    56,498    47,954      47,954    52,270
     20          26,533     56,922      56,922    62,045    52,662      52,662    57,402
     25          33,864     90,803      90,803    96,252    84,007      84,007    89,048
     35          55,160     227,038    227,038   238,390   206,948     206,948   217,296

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,884       9,134   34,014      9,770       9,020   34,014
      2          11,025     10,176       9,426   34,014      9,935       9,185   34,014
      3          11,576     10,479       9,729   34,014     10,094       9,344   34,014
      4          12,155     10,791      10,191   34,014     10,248       9,648   34,014
      5          12,763     11,114      10,514   34,014     10,393       9,793   34,014
      6          13,401     11,447      11,047   34,014     10,529      10,129   34,014
      7          14,071     11,790      11,390   34,014     10,649      10,249   34,014
      8          14,775     12,146      11,946   34,014     10,748      10,548   34,014
      9          15,513     12,512      12,312   34,014     10,819      10,619   34,014
     10          16,289     12,891      12,891   34,014     10,856      10,856   34,014
     11          17,103     13,329      13,329   34,014     10,871      10,871   34,014
     12          17,959     13,783      13,783   34,014     10,844      10,844   34,014
     13          18,856     14,253      14,253   34,014     10,773      10,773   34,014
     14          19,799     14,740      14,740   34,014     10,651      10,651   34,014
     15          20,789     15,245      15,245   34,014     10,471      10,471   34,014
     16          21,829     15,768      15,768   34,014     10,218      10,218   34,014
     17          22,920     16,311      16,311   34,014      9,873       9,873   34,014
     18          24,066     16,873      16,873   34,014      9,409       9,409   34,014
     19          25,270     17,455      17,455   34,014      8,795       8,795   34,014
     20          26,533     18,059      18,059   34,014      7,994       7,994   34,014
     25          33,864     21,421      21,421   34,014         --          --       --
     35          55,160     30,243      30,243   34,014         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,389      8,639    34,014      9,275      8,525    34,014
      2          11,025      9,182      8,432    34,014      8,937      8,187    34,014
      3          11,576      8,979      8,229    34,014      8,586      7,836    34,014
      4          12,155      8,780      8,180    34,014      8,221      7,621    34,014
      5          12,763      8,585      7,985    34,014      7,839      7,239    34,014
      6          13,401      8,393      7,993    34,014      7,438      7,038    34,014
      7          14,071      8,205      7,805    34,014      7,011      6,611    34,014
      8          14,775      8,021      7,821    34,014      6,553      6,353    34,014
      9          15,513      7,839      7,639    34,014      6,055      5,855    34,014
     10          16,289      7,662      7,662    34,014      5,509      5,509    34,014
     11          17,103      7,514      7,514    34,014      4,919      4,919    34,014
     12          17,959      7,368      7,368    34,014      4,272      4,272    34,014
     13          18,856      7,225      7,225    34,014      3,562      3,562    34,014
     14          19,799      7,084      7,084    34,014      2,786      2,786    34,014
     15          20,789      6,945      6,945    34,014      1,933      1,933    34,014
     16          21,829      6,808      6,808    34,014        985        985    34,014
     17          22,920      6,673      6,673    34,014         --         --        --
     18          24,066      6,540      6,540    34,014         --         --        --
     19          25,270      6,410      6,410    34,014         --         --        --
     20          26,533      6,281      6,281    34,014         --         --        --
     25          33,864      5,667      5,667    34,014         --         --        --
     35          55,160      4,573      4,573    34,014         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,814       9,821    20,000    10,623       9,634    20,000
      2          11,025     11,697      10,714    20,000    11,295      10,319    20,000
      3          11,576     12,655      11,684    20,000    12,025      11,064    20,000
      4          12,155     13,694      12,888    20,000    12,822      12,030    20,000
      5          12,763     14,820      14,035    20,000    13,700      12,928    20,000
      6          13,401     16,042      15,481    20,000    14,673      14,126    20,000
      7          14,071     17,367      16,837    20,000    15,761      15,243    20,000
      8          14,775     18,836      18,542    20,908    16,990      16,706    20,000
      9          15,513     20,455      20,204    22,297    18,396      18,150    20,052
     10          16,289     22,202      22,202    24,201    19,964      19,964    21,761
     11          17,103     24,297      24,297    26,241    21,845      21,845    23,593
     12          17,959     26,598      26,598    28,461    23,911      23,911    25,585
     13          18,856     29,105      29,105    31,143    26,159      26,159    27,991
     14          19,799     31,862      31,862    33,774    28,634      28,634    30,353
     15          20,789     34,871      34,871    36,963    31,328      31,328    33,208
     16          21,829     38,181      38,181    40,091    34,299      34,299    36,015
     17          22,920     41,792      41,792    43,883    37,533      37,533    39,410
     18          24,066     45,748      45,748    48,036    41,046      41,046    43,099
     19          25,270     50,081      50,081    52,586    44,859      44,859    47,103
     20          26,533     54,858      54,858    57,601    48,990      48,990    51,440
     25          33,864     86,509      86,509    90,835    75,359      75,359    79,127
     35          55,160     215,307    215,307   217,461   181,841     181,841   183,660

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

44                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,230       9,249   20,000     10,034       9,059   20,000
      2          11,025     10,465       9,506   20,000     10,041       9,090   20,000
      3          11,576     10,707       9,769   20,000     10,014       9,089   20,000
      4          12,155     10,955      10,190   20,000      9,951       9,201   20,000
      5          12,763     11,209      10,469   20,000      9,842       9,119   20,000
      6          13,401     11,470      10,956   20,000      9,679       9,182   20,000
      7          14,071     11,738      11,250   20,000      9,449       8,978   20,000
      8          14,775     12,013      11,753   20,000      9,135       8,889   20,000
      9          15,513     12,295      12,064   20,000      8,717       8,495   20,000
     10          16,289     12,584      12,584   20,000      8,170       8,170   20,000
     11          17,103     13,011      13,011   20,000      7,534       7,534   20,000
     12          17,959     13,453      13,453   20,000      6,709       6,709   20,000
     13          18,856     13,911      13,911   20,000      5,649       5,649   20,000
     14          19,799     14,386      14,386   20,000      4,296       4,296   20,000
     15          20,789     14,878      14,878   20,000      2,565       2,565   20,000
     16          21,829     15,388      15,388   20,000        339         339   20,000
     17          22,920     15,916      15,916   20,000         --          --       --
     18          24,066     16,464      16,464   20,000         --          --       --
     19          25,270     17,032      17,032   20,000         --          --       --
     20          26,533     17,620      17,620   20,000         --          --       --
     25          33,864     20,897      20,897   21,942         --          --       --
     35          55,160     29,519      29,519   29,814         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               45
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,718      8,749    20,000      9,520      8,555    20,000
      2          11,025      9,443      8,504    20,000      9,002      8,072    20,000
      3          11,576      9,175      8,265    20,000      8,442      7,544    20,000
      4          12,155      8,914      8,180    20,000      7,830      7,113    20,000
      5          12,763      8,659      7,951    20,000      7,158      6,469    20,000
      6          13,401      8,411      7,927    20,000      6,412      5,948    20,000
      7          14,071      8,169      7,708    20,000      5,575      5,133    20,000
      8          14,775      7,933      7,693    20,000      4,623      4,400    20,000
      9          15,513      7,703      7,484    20,000      3,529      3,320    20,000
     10          16,289      7,479      7,479    20,000      2,261      2,261    20,000
     11          17,103      7,334      7,334    20,000        795        795    20,000
     12          17,959      7,191      7,191    20,000         --         --        --
     13          18,856      7,050      7,050    20,000         --         --        --
     14          19,799      6,912      6,912    20,000         --         --        --
     15          20,789      6,775      6,775    20,000         --         --        --
     16          21,829      6,641      6,641    20,000         --         --        --
     17          22,920      6,509      6,509    20,000         --         --        --
     18          24,066      6,379      6,379    20,000         --         --        --
     19          25,270      6,251      6,251    20,000         --         --        --
     20          26,533      6,124      6,124    20,000         --         --        --
     25          33,864      5,522      5,522    20,000         --         --        --
     35          55,160      4,449      4,449    20,000         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

46                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,449       9,699    20,000    10,242       9,492    20,000
      2          11,025     11,375      10,625    20,000    10,938      10,188    20,000
      3          11,576     12,386      11,636    20,000    11,699      10,949    20,000
      4          12,155     13,490      12,890    20,000    12,537      11,937    20,000
      5          12,763     14,694      14,094    20,000    13,465      12,865    20,000
      6          13,401     16,009      15,609    20,000    14,501      14,101    20,000
      7          14,071     17,446      17,046    20,000    15,669      15,269    20,000
      8          14,775     19,048      18,848    21,144    16,998      16,798    20,000
      9          15,513     20,822      20,622    22,696    18,528      18,328    20,196
     10          16,289     22,748      22,748    24,796    20,239      20,239    22,061
     11          17,103     24,895      24,895    26,888    22,146      22,146    23,918
     12          17,959     27,254      27,254    29,162    24,241      24,241    25,938
     13          18,856     29,823      29,823    31,911    26,521      26,521    28,378
     14          19,799     32,649      32,649    34,609    29,031      29,031    30,773
     15          20,789     35,733      35,733    37,877    31,763      31,763    33,669
     16          21,829     39,126      39,126    41,083    34,775      34,775    36,514
     17          22,920     42,827      42,827    44,969    38,054      38,054    39,957
     18          24,066     46,882      46,882    49,226    41,617      41,617    43,698
     19          25,270     51,353      51,353    53,921    45,483      45,483    47,758
     20          26,533     56,251      56,251    59,064    49,672      49,672    52,156
     25          33,864     88,706      88,706    93,142    76,407      76,407    80,228
     35          55,160     220,776    220,776   222,984   184,372     184,372   186,216

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               47
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,884       9,134   20,000      9,674       8,924   20,000
      2          11,025     10,176       9,426   20,000      9,721       8,971   20,000
      3          11,576     10,479       9,729   20,000      9,738       8,988   20,000
      4          12,155     10,791      10,191   20,000      9,719       9,119   20,000
      5          12,763     11,114      10,514   20,000      9,658       9,058   20,000
      6          13,401     11,447      11,047   20,000      9,545       9,145   20,000
      7          14,071     11,790      11,390   20,000      9,367       8,967   20,000
      8          14,775     12,146      11,946   20,000      9,109       8,909   20,000
      9          15,513     12,512      12,312   20,000      8,749       8,549   20,000
     10          16,289     12,891      12,891   20,000      8,265       8,265   20,000
     11          17,103     13,329      13,329   20,000      7,641       7,641   20,000
     12          17,959     13,783      13,783   20,000      6,830       6,830   20,000
     13          18,856     14,253      14,253   20,000      5,788       5,788   20,000
     14          19,799     14,740      14,740   20,000      4,456       4,456   20,000
     15          20,789     15,245      15,245   20,000      2,752       2,752   20,000
     16          21,829     15,768      15,768   20,000        559         559   20,000
     17          22,920     16,311      16,311   20,000         --          --       --
     18          24,066     16,873      16,873   20,000         --          --       --
     19          25,270     17,455      17,455   20,000         --          --       --
     20          26,533     18,059      18,059   20,000         --          --       --
     25          33,864     21,421      21,421   22,493         --          --       --
     35          55,160     30,268      30,268   30,572         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

48                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,389      8,639    20,000      9,177      8,427    20,000
      2          11,025      9,182      8,432    20,000      8,713      7,963    20,000
      3          11,576      8,979      8,229    20,000      8,204      7,454    20,000
      4          12,155      8,780      8,180    20,000      7,640      7,040    20,000
      5          12,763      8,585      7,985    20,000      7,011      6,411    20,000
      6          13,401      8,393      7,993    20,000      6,305      5,905    20,000
      7          14,071      8,205      7,805    20,000      5,504      5,104    20,000
      8          14,775      8,021      7,821    20,000      4,583      4,383    20,000
      9          15,513      7,839      7,639    20,000      3,514      3,314    20,000
     10          16,289      7,662      7,662    20,000      2,265      2,265    20,000
     11          17,103      7,514      7,514    20,000        799        799    20,000
     12          17,959      7,368      7,368    20,000         --         --        --
     13          18,856      7,225      7,225    20,000         --         --        --
     14          19,799      7,084      7,084    20,000         --         --        --
     15          20,789      6,945      6,945    20,000         --         --        --
     16          21,829      6,808      6,808    20,000         --         --        --
     17          22,920      6,673      6,673    20,000         --         --        --
     18          24,066      6,540      6,540    20,000         --         --        --
     19          25,270      6,410      6,410    20,000         --         --        --
     20          26,533      6,281      6,281    20,000         --         --        --
     25          33,864      5,667      5,667    20,000         --         --        --
     35          55,160      4,573      4,573    20,000         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               49
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,904       9,909    45,454    10,904       9,909    45,454
      2          11,025     11,886      10,898    45,454    11,886      10,898    45,454
      3          11,576     12,953      11,976    45,454    12,953      11,976    45,454
      4          12,155     14,110      13,299    45,454    14,110      13,299    45,454
      5          12,763     15,367      14,575    45,454    15,367      14,575    45,454
      6          13,401     16,730      16,163    45,454    16,730      16,163    45,454
      7          14,071     18,209      17,672    45,454    18,209      17,672    45,454
      8          14,775     19,813      19,513    45,454    19,813      19,513    45,454
      9          15,513     21,551      21,297    45,454    21,551      21,297    45,454
     10          16,289     23,436      23,436    45,454    23,436      23,436    45,454
     11          17,103     25,706      25,706    45,454    25,689      25,689    45,454
     12          17,959     28,198      28,198    45,454    28,159      28,159    45,454
     13          18,856     30,935      30,935    45,454    30,876      30,876    45,454
     14          19,799     33,944      33,944    45,454    33,872      33,872    45,454
     15          20,789     37,267      37,267    45,454    37,186      37,186    45,454
     16          21,829     40,954      40,954    47,098    40,864      40,864    46,995
     17          22,920     45,021      45,021    50,874    44,922      44,922    50,763
     18          24,066     49,493      49,493    54,937    49,384      49,384    54,817
     19          25,270     54,444      54,444    59,344    54,324      54,324    59,214
     20          26,533     59,862      59,862    65,250    59,731      59,731    65,107
     25          33,864     95,891      95,891   101,645    95,679      95,679   101,420
     35          55,160     244,542    244,542   256,769   235,932     235,932   247,729

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

50                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,314       9,332   45,454     10,314       9,332   45,454
      2          11,025     10,633       9,670   45,454     10,633       9,670   45,454
      3          11,576     10,955      10,013   45,454     10,955      10,013   45,454
      4          12,155     11,278      10,509   45,454     11,278      10,509   45,454
      5          12,763     11,601      10,856   45,454     11,601      10,856   45,454
      6          13,401     11,922      11,403   45,454     11,922      11,403   45,454
      7          14,071     12,238      11,746   45,454     12,238      11,746   45,454
      8          14,775     12,557      12,295   45,454     12,545      12,282   45,454
      9          15,513     12,886      12,653   45,454     12,838      12,606   45,454
     10          16,289     13,223      13,223   45,454     13,111      13,111   45,454
     11          17,103     13,707      13,707   45,454     13,467      13,467   45,454
     12          17,959     14,210      14,210   45,454     13,797      13,797   45,454
     13          18,856     14,733      14,733   45,454     14,095      14,095   45,454
     14          19,799     15,276      15,276   45,454     14,352      14,352   45,454
     15          20,789     15,840      15,840   45,454     14,558      14,558   45,454
     16          21,829     16,426      16,426   45,454     14,700      14,700   45,454
     17          22,920     17,035      17,035   45,454     14,757      14,757   45,454
     18          24,066     17,668      17,668   45,454     14,705      14,705   45,454
     19          25,270     18,325      18,325   45,454     14,514      14,514   45,454
     20          26,533     19,007      19,007   45,454     14,146      14,146   45,454
     25          33,864     22,840      22,840   45,454      7,825       7,825   45,454
     35          55,160     33,093      33,093   45,454         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               51
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,798      8,828    45,454      9,798      8,828    45,454
      2          11,025      9,594      8,652    45,454      9,594      8,652    45,454
      3          11,576      9,384      8,470    45,454      9,384      8,470    45,454
      4          12,155      9,168      8,430    45,454      9,168      8,430    45,454
      5          12,763      8,943      8,231    45,454      8,943      8,231    45,454
      6          13,401      8,710      8,222    45,454      8,707      8,220    45,454
      7          14,071      8,481      8,018    45,454      8,457      7,994    45,454
      8          14,775      8,258      8,017    45,454      8,188      7,947    45,454
      9          15,513      8,040      7,820    45,454      7,895      7,675    45,454
     10          16,289      7,827      7,827    45,454      7,570      7,570    45,454
     11          17,103      7,696      7,696    45,454      7,267      7,267    45,454
     12          17,959      7,567      7,567    45,454      6,915      6,915    45,454
     13          18,856      7,439      7,439    45,454      6,504      6,504    45,454
     14          19,799      7,313      7,313    45,454      6,026      6,026    45,454
     15          20,789      7,188      7,188    45,454      5,467      5,467    45,454
     16          21,829      7,065      7,065    45,454      4,809      4,809    45,454
     17          22,920      6,944      6,944    45,454      4,028      4,028    45,454
     18          24,066      6,824      6,824    45,454      3,091      3,091    45,454
     19          25,270      6,706      6,706    45,454      1,958      1,958    45,454
     20          26,533      6,590      6,590    45,454        582        582    45,454
     25          33,864      6,029      6,029    45,454         --         --        --
     35          55,160      5,010      5,010    45,454         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

52                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,535       9,785    45,454    10,535       9,785    45,454
      2          11,025     11,558      10,808    45,454    11,558      10,808    45,454
      3          11,576     12,676      11,926    45,454    12,676      11,926    45,454
      4          12,155     13,898      13,298    45,454    13,898      13,298    45,454
      5          12,763     15,233      14,633    45,454    15,233      14,633    45,454
      6          13,401     16,692      16,292    45,454    16,692      16,292    45,454
      7          14,071     18,287      17,887    45,454    18,287      17,887    45,454
      8          14,775     20,028      19,828    45,454    20,028      19,828    45,454
      9          15,513     21,931      21,731    45,454    21,931      21,731    45,454
     10          16,289     24,010      24,010    45,454    24,010      24,010    45,454
     11          17,103     26,336      26,336    45,454    26,325      26,325    45,454
     12          17,959     28,890      28,890    45,454    28,866      28,866    45,454
     13          18,856     31,697      31,697    45,454    31,661      31,661    45,454
     14          19,799     34,788      34,788    45,454    34,746      34,746    45,454
     15          20,789     38,208      38,208    45,454    38,162      38,162    45,454
     16          21,829     41,999      41,999    48,299    41,948      41,948    48,240
     17          22,920     46,170      46,170    52,173    46,114      46,114    52,109
     18          24,066     50,787      50,787    56,374    50,725      50,725    56,305
     19          25,270     55,867      55,867    60,896    55,799      55,799    60,821
     20          26,533     61,428      61,428    66,957    61,353      61,353    66,875
     25          33,864     98,399      98,399   104,303    98,277      98,277   104,174
     35          55,160     250,936    250,936   263,483   242,338     242,338   254,456

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               53
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,965       9,215   45,454      9,965       9,215   45,454
      2          11,025     10,339       9,589   45,454     10,339       9,589   45,454
      3          11,576     10,720       9,970   45,454     10,720       9,970   45,454
      4          12,155     11,107      10,507   45,454     11,107      10,507   45,454
      5          12,763     11,499      10,899   45,454     11,499      10,899   45,454
      6          13,401     11,894      11,494   45,454     11,894      11,494   45,454
      7          14,071     12,290      11,890   45,454     12,290      11,890   45,454
      8          14,775     12,693      12,493   45,454     12,681      12,481   45,454
      9          15,513     13,110      12,910   45,454     13,065      12,865   45,454
     10          16,289     13,542      13,542   45,454     13,435      13,435   45,454
     11          17,103     14,039      14,039   45,454     13,806      13,806   45,454
     12          17,959     14,555      14,555   45,454     14,153      14,153   45,454
     13          18,856     15,091      15,091   45,454     14,470      14,470   45,454
     14          19,799     15,648      15,648   45,454     14,747      14,747   45,454
     15          20,789     16,227      16,227   45,454     14,975      14,975   45,454
     16          21,829     16,828      16,828   45,454     15,141      15,141   45,454
     17          22,920     17,452      17,452   45,454     15,225      15,225   45,454
     18          24,066     18,101      18,101   45,454     15,204      15,204   45,454
     19          25,270     18,775      18,775   45,454     15,047      15,047   45,454
     20          26,533     19,475      19,475   45,454     14,719      14,719   45,454
     25          33,864     23,406      23,406   45,454      8,738       8,738   45,454
     35          55,160     33,922      33,922   45,454         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

54                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,467      8,717    45,454      9,467      8,717    45,454
      2          11,025      9,328      8,578    45,454      9,328      8,578    45,454
      3          11,576      9,183      8,433    45,454      9,183      8,433    45,454
      4          12,155      9,029      8,429    45,454      9,029      8,429    45,454
      5          12,763      8,864      8,264    45,454      8,864      8,264    45,454
      6          13,401      8,689      8,289    45,454      8,686      8,286    45,454
      7          14,071      8,517      8,117    45,454      8,492      8,092    45,454
      8          14,775      8,347      8,147    45,454      8,277      8,077    45,454
      9          15,513      8,181      7,981    45,454      8,035      7,835    45,454
     10          16,289      8,017      8,017    45,454      7,760      7,760    45,454
     11          17,103      7,883      7,883    45,454      7,456      7,456    45,454
     12          17,959      7,751      7,751    45,454      7,103      7,103    45,454
     13          18,856      7,621      7,621    45,454      6,693      6,693    45,454
     14          19,799      7,492      7,492    45,454      6,215      6,215    45,454
     15          20,789      7,366      7,366    45,454      5,657      5,657    45,454
     16          21,829      7,240      7,240    45,454      5,000      5,000    45,454
     17          22,920      7,117      7,117    45,454      4,220      4,220    45,454
     18          24,066      6,995      6,995    45,454      3,286      3,286    45,454
     19          25,270      6,875      6,875    45,454      2,156      2,156    45,454
     20          26,533      6,756      6,756    45,454        784        784    45,454
     25          33,864      6,184      6,184    45,454         --         --        --
     35          55,160      5,147      5,147    45,454         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               55
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,898       9,903    28,329    10,898       9,903    28,329
      2          11,025     11,860      10,872    28,329    11,860      10,872    28,329
      3          11,576     12,890      11,914    28,329    12,890      11,914    28,329
      4          12,155     13,994      13,184    28,329    13,994      13,184    28,329
      5          12,763     15,184      14,394    28,329    15,178      14,389    28,329
      6          13,401     16,477      15,912    28,329    16,451      15,887    28,329
      7          14,071     17,883      17,349    28,329    17,822      17,288    28,329
      8          14,775     19,412      19,115    28,329    19,303      19,007    28,329
      9          15,513     21,074      20,822    28,329    20,911      20,658    28,329
     10          16,289     22,881      22,881    28,329    22,668      22,668    28,329
     11          17,103     25,096      25,096    28,329    24,810      24,810    28,329
     12          17,959     27,550      27,550    29,479    27,223      27,223    29,129
     13          18,856     30,249      30,249    32,367    29,890      29,890    31,982
     14          19,799     33,214      33,214    35,207    32,819      32,819    34,788
     15          20,789     36,452      36,452    38,639    36,018      36,018    38,179
     16          21,829     40,012      40,012    42,013    39,535      39,535    41,512
     17          22,920     43,908      43,908    46,104    43,373      43,373    45,542
     18          24,066     48,186      48,186    50,596    47,554      47,554    49,933
     19          25,270     52,914      52,914    55,561    52,132      52,132    54,739
     20          26,533     58,107      58,107    61,012    57,101      57,101    59,957
     25          33,864     92,786      92,786    97,425    88,736      88,736    93,173
     35          55,160     236,587    236,587   238,954   215,115     215,115   217,267

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

56                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,308       9,326   28,329     10,308       9,326   28,329
      2          11,025     10,606       9,644   28,329     10,606       9,644   28,329
      3          11,576     10,890       9,949   28,329     10,890       9,949   28,329
      4          12,155     11,171      10,403   28,329     11,155      10,388   28,329
      5          12,763     11,460      10,716   28,329     11,397      10,654   28,329
      6          13,401     11,757      11,239   28,329     11,607      11,091   28,329
      7          14,071     12,062      11,572   28,329     11,779      11,290   28,329
      8          14,775     12,376      12,114   28,329     11,899      11,639   28,329
      9          15,513     12,699      12,468   28,329     11,954      11,724   28,329
     10          16,289     13,032      13,032   28,329     11,926      11,926   28,329
     11          17,103     13,509      13,509   28,329     11,894      11,894   28,329
     12          17,959     14,004      14,004   28,329     11,745      11,745   28,329
     13          18,856     14,519      14,519   28,329     11,453      11,453   28,329
     14          19,799     15,053      15,053   28,329     10,985      10,985   28,329
     15          20,789     15,609      15,609   28,329     10,299      10,299   28,329
     16          21,829     16,186      16,186   28,329      9,332       9,332   28,329
     17          22,920     16,785      16,785   28,329      7,999       7,999   28,329
     18          24,066     17,408      17,408   28,329      6,178       6,178   28,329
     19          25,270     18,055      18,055   28,329      3,701       3,701   28,329
     20          26,533     18,727      18,727   28,329        334         334   28,329
     25          33,864     22,501      22,501   28,329         --          --       --
     35          55,160     32,596      32,596   32,923         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               57
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,792      8,822    28,329      9,792      8,822    28,329
      2          11,025      9,567      8,625    28,329      9,567      8,625    28,329
      3          11,576      9,319      8,406    28,329      9,318      8,405    28,329
      4          12,155      9,077      8,341    28,329      9,042      8,306    28,329
      5          12,763      8,840      8,130    28,329      8,731      8,022    28,329
      6          13,401      8,609      8,123    28,329      8,376      7,893    28,329
      7          14,071      8,383      7,920    28,329      7,968      7,508    28,329
      8          14,775      8,162      7,922    28,329      7,489      7,252    28,329
      9          15,513      7,947      7,727    28,329      6,921      6,704    28,329
     10          16,289      7,736      7,736    28,329      6,242      6,242    28,329
     11          17,103      7,606      7,606    28,329      5,472      5,472    28,329
     12          17,959      7,477      7,477    28,329      4,526      4,526    28,329
     13          18,856      7,351      7,351    28,329      3,368      3,368    28,329
     14          19,799      7,226      7,226    28,329      1,951      1,951    28,329
     15          20,789      7,102      7,102    28,329        211        211    28,329
     16          21,829      6,981      6,981    28,329         --         --        --
     17          22,920      6,861      6,861    28,329         --         --        --
     18          24,066      6,742      6,742    28,329         --         --        --
     19          25,270      6,625      6,625    28,329         --         --        --
     20          26,533      6,509      6,509    28,329         --         --        --
     25          33,864      5,953      5,953    28,329         --         --        --
     35          55,160      4,944      4,944    28,329         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

58                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,529       9,779    28,329    10,529       9,779    28,329
      2          11,025     11,530      10,780    28,329    11,530      10,780    28,329
      3          11,576     12,611      11,861    28,329    12,611      11,861    28,329
      4          12,155     13,777      13,177    28,329    13,777      13,177    28,329
      5          12,763     15,046      14,446    28,329    15,038      14,438    28,329
      6          13,401     16,434      16,034    28,329    16,404      16,004    28,329
      7          14,071     17,954      17,554    28,329    17,888      17,488    28,329
      8          14,775     19,616      19,416    28,329    19,504      19,304    28,329
      9          15,513     21,435      21,235    28,329    21,275      21,075    28,329
     10          16,289     23,428      23,428    28,329    23,229      23,229    28,329
     11          17,103     25,699      25,699    28,329    25,448      25,448    28,329
     12          17,959     28,223      28,223    30,199    27,942      27,942    29,898
     13          18,856     30,988      30,988    33,158    30,679      30,679    32,828
     14          19,799     34,026      34,026    36,068    33,687      33,687    35,708
     15          20,789     37,344      37,344    39,585    36,971      36,971    39,190
     16          21,829     40,992      40,992    43,043    40,582      40,582    42,612
     17          22,920     44,985      44,985    47,234    44,523      44,523    46,750
     18          24,066     49,368      49,368    51,837    48,816      48,816    51,257
     19          25,270     54,213      54,213    56,924    53,514      53,514    56,190
     20          26,533     59,532      59,532    62,509    58,616      58,616    61,547
     25          33,864     95,062      95,062    99,816    91,089      91,089    95,644
     35          55,160     242,392    242,392   244,817   220,821     220,821   223,030

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               59
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,959       9,209   28,329      9,959       9,209   28,329
      2          11,025     10,311       9,561   28,329     10,311       9,561   28,329
      3          11,576     10,654       9,904   28,329     10,654       9,904   28,329
      4          12,155     10,999      10,399   28,329     10,981      10,381   28,329
      5          12,763     11,357      10,757   28,329     11,290      10,690   28,329
      6          13,401     11,727      11,327   28,329     11,572      11,172   28,329
      7          14,071     12,111      11,711   28,329     11,819      11,419   28,329
      8          14,775     12,508      12,308   28,329     12,021      11,821   28,329
      9          15,513     12,919      12,719   28,329     12,164      11,964   28,329
     10          16,289     13,344      13,344   28,329     12,231      12,231   28,329
     11          17,103     13,833      13,833   28,329     12,222      12,222   28,329
     12          17,959     14,341      14,341   28,329     12,100      12,100   28,329
     13          18,856     14,869      14,869   28,329     11,840      11,840   28,329
     14          19,799     15,417      15,417   28,329     11,411      11,411   28,329
     15          20,789     15,987      15,987   28,329     10,772      10,772   28,329
     16          21,829     16,578      16,578   28,329      9,863       9,863   28,329
     17          22,920     17,193      17,193   28,329      8,601       8,601   28,329
     18          24,066     17,832      17,832   28,329      6,872       6,872   28,329
     19          25,270     18,495      18,495   28,329      4,512       4,512   28,329
     20          26,533     19,185      19,185   28,329      1,296       1,296   28,329
     25          33,864     23,055      23,055   28,329         --          --       --
     35          55,160     33,408      33,408   33,742         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

60                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,460      8,710    28,329      9,460      8,710    28,329
      2          11,025      9,301      8,551    28,329      9,301      8,551    28,329
      3          11,576      9,118      8,368    28,329      9,116      8,366    28,329
      4          12,155      8,939      8,339    28,329      8,900      8,300    28,329
      5          12,763      8,763      8,163    28,329      8,647      8,047    28,329
      6          13,401      8,589      8,189    28,329      8,349      7,949    28,329
      7          14,071      8,418      8,018    28,329      7,993      7,593    28,329
      8          14,775      8,251      8,051    28,329      7,565      7,365    28,329
      9          15,513      8,085      7,885    28,329      7,046      6,846    28,329
     10          16,289      7,923      7,923    28,329      6,412      6,412    28,329
     11          17,103      7,791      7,791    28,329      5,645      5,645    28,329
     12          17,959      7,660      7,660    28,329      4,704      4,704    28,329
     13          18,856      7,531      7,531    28,329      3,553      3,553    28,329
     14          19,799      7,404      7,404    28,329      2,144      2,144    28,329
     15          20,789      7,278      7,278    28,329        415        415    28,329
     16          21,829      7,154      7,154    28,329         --         --        --
     17          22,920      7,031      7,031    28,329         --         --        --
     18          24,066      6,911      6,911    28,329         --         --        --
     19          25,270      6,791      6,791    28,329         --         --        --
     20          26,533      6,674      6,674    28,329         --         --        --
     25          33,864      6,107      6,107    28,329         --         --        --
     35          55,160      5,079      5,079    28,329         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               29
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                                   APPENDIX A
             SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK

    If the Policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:

    In the Special Terms subsection of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:

ACCOUNT VALUE: The current value of Accumulation Units plus the value of the Loan Account under the Policy. In the case of a Policy Owner who purchases the Policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Account, Account Value is the current value of the Fixed Account plus the value of the Loan Account under the Policy.

    The following definition is added:

FIXED ACCOUNT: Part of the General Account of Hartford to which a New York Policy Owner may allocate the entire Account Value.

    The definition of Loan Account is deleted and the following definition is substituted:

LOAN ACCOUNT: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Account for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.

    The following is added to the Prospectus as a separate section following the section entitled "The Separate Account":

                               THE FIXED ACCOUNT

    The following language is added to the section of the Prospectus entitled "Deductions and Charges -- Administrative Charge," page 12:

    No Administrative Charge is deducted from Account Value in the Fixed
Account.

    The following language is added to the section of the Prospectus entitled "Deductions and Charges -- Mortality and Expense Risk Charge," page 14:

    No Mortality and Expense Risk Charge is deducted from Account Value in the Fixed Account.

    The following separate sections are added to the section of the Prospectus entitled "Policy Benefits," page 15:

                        TRANSFER OF ENTIRE ACCOUNT VALUE
                              TO THE FIXED ACCOUNT

    New York Policy Owners may transfer no less than the entire Account Value into the Fixed Account under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.

    A TRANSFER TO THE FIXED ACCOUNT MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE FIXED ACCOUNT, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.

    For New York Policy Owners who elect to invest in the Fixed Account, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Account on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Account on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to the Fixed Account and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Account; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any surrender charges deducted since the last Monthly Activity Date.

                               DEFERRED PAYMENTS

    Hartford reserves the right to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Account for up to six months from the date of request. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Account Minimum Credited Interest Rate.

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   APPENDIX B
                           ILLUSTRATIONS OF BENEFITS

The tables in Appendix B illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male preferred age 45, a female preferred age 55 and a male preferred age 65 with Face Amounts of $44,053, $34,014 and $20,000, respectively, are illustrated for the single life preferred Policy for both Policy Owner Option 1 and Policy Owner Option 2. The illustrations for the last survivor preferred Policy assume male preferred and female preferred of equal ages, including age 55 and 65 for Face Amounts of $45,454 and $28,329.

    The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

    The tables reflect the deductions of current Policy charges for Policy Owner Option 1 and Policy Owner Option 2 and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.

    The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.75% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.75% average daily charge) of -0.75%, 5.25% and 11.25%, respectively.

    The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Deductions and Charges -- Taxes Charged Against the Separate Account," page 15).

    The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

    Hartford will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,814       9,821    44,053    10,754       9,762    44,053
      2          11,025     11,697      10,714    44,053    11,571      10,589    44,053
      3          11,576     12,655      11,684    44,053    12,455      11,487    44,053
      4          12,155     13,694      12,888    44,053    13,413      12,612    44,053
      5          12,763     14,820      14,035    44,053    14,453      13,673    44,053
      6          13,401     16,042      15,481    44,053    15,582      15,026    44,053
      7          14,071     17,366      16,836    44,053    16,806      16,280    44,053
      8          14,775     18,803      18,509    44,053    18,136      17,846    44,053
      9          15,513     20,360      20,110    44,053    19,582      19,333    44,053
     10          16,289     22,050      22,050    44,053    21,154      21,154    44,053
     11          17,103     24,123      24,123    44,053    23,054      23,054    44,053
     12          17,959     26,393      26,393    44,053    25,147      25,147    44,053
     13          18,856     28,880      28,880    44,053    27,461      27,461    44,053
     14          19,799     31,614      31,614    44,053    30,023      30,023    44,053
     15          20,789     34,640      34,640    46,418    32,868      32,868    44,053
     16          21,829     37,972      37,972    49,363    36,022      36,022    46,829
     17          22,920     41,620      41,620    53,274    39,482      39,482    50,537
     18          24,066     45,615      45,615    57,475    43,270      43,270    54,520
     19          25,270     49,989      49,989    61,987    47,418      47,418    58,799
     20          26,533     54,811      54,811    66,870    51,992      51,992    63,430
     25          33,864     86,619      86,619   100,478    82,155      82,155    95,300
     35          55,160     215,966    215,966   228,925   204,699     204,699   216,982

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,230       9,249    44,053    10,168       9,189    44,053
      2          11,025     10,465       9,506    44,053    10,330       9,374    44,053
      3          11,576     10,707       9,769    44,053    10,486       9,553    44,053
      4          12,155     10,955      10,190    44,053    10,634       9,875    44,053
      5          12,763     11,209      10,469    44,053    10,773      10,038    44,053
      6          13,401     11,470      10,956    44,053    10,900      10,391    44,053
      7          14,071     11,738      11,250    44,053    11,012      10,530    44,053
      8          14,775     12,013      11,753    44,053    11,106      10,851    44,053
      9          15,513     12,295      12,064    44,053    11,179      10,951    44,053
     10          16,289     12,584      12,584    44,053    11,225      11,225    44,053
     11          17,103     13,011      13,011    44,053    11,333      11,333    44,053
     12          17,959     13,453      13,453    44,053    11,413      11,413    44,053
     13          18,856     13,911      13,911    44,053    11,459      11,459    44,053
     14          19,799     14,386      14,386    44,053    11,466      11,466    44,053
     15          20,789     14,878      14,878    44,053    11,427      11,427    44,053
     16          21,829     15,388      15,388    44,053    11,333      11,333    44,053
     17          22,920     15,916      15,916    44,053    11,176      11,176    44,053
     18          24,066     16,464      16,464    44,053    10,941      10,941    44,053
     19          25,270     17,032      17,032    44,053    10,613      10,613    44,053
     20          26,533     17,620      17,620    44,053    10,177      10,177    44,053
     25          33,864     20,897      20,897    44,053     5,615       5,615    44,053
     35          55,160     29,494      29,494    44,053        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,718       8,749    44,053     9,655       8,688    44,053
      2          11,025      9,443       8,504    44,053     9,302       8,366    44,053
      3          11,576      9,175       8,265    44,053     8,941       8,034    44,053
      4          12,155      8,914       8,180    44,053     8,569       7,841    44,053
      5          12,763      8,659       7,951    44,053     8,186       7,484    44,053
      6          13,401      8,411       7,927    44,053     7,789       7,311    44,053
      7          14,071      8,169       7,708    44,053     7,374       6,919    44,053
      8          14,775      7,933       7,693    44,053     6,939       6,704    44,053
      9          15,513      7,703       7,484    44,053     6,479       6,263    44,053
     10          16,289      7,479       7,479    44,053     5,991       5,991    44,053
     11          17,103      7,334       7,334    44,053     5,515       5,515    44,053
     12          17,959      7,191       7,191    44,053     4,999       4,999    44,053
     13          18,856      7,050       7,050    44,053     4,437       4,437    44,053
     14          19,799      6,912       6,912    44,053     3,824       3,824    44,053
     15          20,789      6,775       6,775    44,053     3,152       3,152    44,053
     16          21,829      6,641       6,641    44,053     2,412       2,412    44,053
     17          22,920      6,509       6,509    44,053     1,593       1,593    44,053
     18          24,066      6,379       6,379    44,053       681         681    44,053
     19          25,270      6,251       6,251    44,053        --          --        --
     20          26,533      6,124       6,124    44,053        --          --        --
     25          33,864      5,522       5,522    44,053        --          --        --
     35          55,160      4,449       4,449    44,053        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,449       9,699    44,053    10,383       9,633    44,053
      2          11,025     11,375      10,625    44,053    11,236      10,486    44,053
      3          11,576     12,386      11,636    44,053    12,168      11,418    44,053
      4          12,155     13,490      12,890    44,053    13,184      12,584    44,053
      5          12,763     14,694      14,094    44,053    14,295      13,695    44,053
      6          13,401     16,009      15,609    44,053    15,509      15,109    44,053
      7          14,071     17,444      17,044    44,053    16,837      16,437    44,053
      8          14,775     19,011      18,811    44,053    18,290      18,090    44,053
      9          15,513     20,721      20,521    44,053    19,881      19,681    44,053
     10          16,289     22,588      22,588    44,053    21,627      21,627    44,053
     11          17,103     24,712      24,712    44,053    23,580      23,580    44,053
     12          17,959     27,039      27,039    44,053    25,734      25,734    44,053
     13          18,856     29,588      29,588    44,053    28,116      28,116    44,053
     14          19,799     32,401      32,401    44,714    30,756      30,756    44,053
     15          20,789     35,509      35,509    47,583    33,686      33,686    45,140
     16          21,829     38,925      38,925    50,602    36,925      36,925    48,003
     17          22,920     42,665      42,665    54,612    40,472      40,472    51,804
     18          24,066     46,761      46,761    58,920    44,355      44,355    55,888
     19          25,270     51,277      51,277    63,584    48,608      48,608    60,275
     20          26,533     56,223      56,223    68,592    53,297      53,297    65,023
     25          33,864     88,850      88,850   103,066    84,218      84,218    97,693
     35          55,160     221,529    221,529   234,821   209,839     209,839   222,430

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,884       9,134    44,053     9,817       9,067    44,053
      2          11,025     10,176       9,426    44,053    10,031       9,281    44,053
      3          11,576     10,479       9,729    44,053    10,243       9,493    44,053
      4          12,155     10,791      10,191    44,053    10,450       9,850    44,053
      5          12,763     11,114      10,514    44,053    10,651      10,051    44,053
      6          13,401     11,447      11,047    44,053    10,844      10,444    44,053
      7          14,071     11,790      11,390    44,053    11,027      10,627    44,053
      8          14,775     12,146      11,946    44,053    11,196      10,996    44,053
      9          15,513     12,512      12,312    44,053    11,347      11,147    44,053
     10          16,289     12,891      12,891    44,053    11,477      11,477    44,053
     11          17,103     13,329      13,329    44,053    11,599      11,599    44,053
     12          17,959     13,783      13,783    44,053    11,693      11,693    44,053
     13          18,856     14,253      14,253    44,053    11,755      11,755    44,053
     14          19,799     14,740      14,740    44,053    11,779      11,779    44,053
     15          20,789     15,245      15,245    44,053    11,758      11,758    44,053
     16          21,829     15,768      15,768    44,053    11,685      11,685    44,053
     17          22,920     16,311      16,311    44,053    11,549      11,549    44,053
     18          24,066     16,873      16,873    44,053    11,338      11,338    44,053
     19          25,270     17,455      17,455    44,053    11,037      11,037    44,053
     20          26,533     18,059      18,059    44,053    10,630      10,630    44,053
     25          33,864     21,421      21,421    44,053     6,280       6,280    44,053
     35          55,160     30,243      30,243    44,053        --          --        --

   *  *THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,389       8,639    44,053     9,321       8,571    44,053
      2          11,025      9,182       8,432    44,053     9,032       8,282    44,053
      3          11,576      8,979       8,229    44,053     8,732       7,982    44,053
      4          12,155      8,780       8,180    44,053     8,418       7,818    44,053
      5          12,763      8,585       7,985    44,053     8,090       7,490    44,053
      6          13,401      8,393       7,993    44,053     7,745       7,345    44,053
      7          14,071      8,205       7,805    44,053     7,380       6,980    44,053
      8          14,775      8,021       7,821    44,053     6,992       6,792    44,053
      9          15,513      7,839       7,639    44,053     6,575       6,375    44,053
     10          16,289      7,662       7,662    44,053     6,128       6,128    44,053
     11          17,103      7,514       7,514    44,053     5,652       5,652    44,053
     12          17,959      7,368       7,368    44,053     5,136       5,136    44,053
     13          18,856      7,225       7,225    44,053     4,575       4,575    44,053
     14          19,799      7,084       7,084    44,053     3,963       3,963    44,053
     15          20,789      6,945       6,945    44,053     3,291       3,291    44,053
     16          21,829      6,808       6,808    44,053     2,552       2,552    44,053
     17          22,920      6,673       6,673    44,053     1,735       1,735    44,053
     18          24,066      6,540       6,540    44,053       824         824    44,053
     19          25,270      6,410       6,410    44,053        --          --        --
     20          26,533      6,281       6,281    44,053        --          --        --
     25          33,864      5,667       5,667    44,053        --          --        --
     35          55,160      4,573       4,573    44,053        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,814       9,821    34,014    10,709       9,718    34,014
      2          11,025     11,697      10,714    34,014    11,477      10,497    34,014
      3          11,576     12,655      11,684    34,014    12,311      11,345    34,014
      4          12,155     13,694      12,888    34,014    13,218      12,420    34,014
      5          12,763     14,820      14,035    34,014    14,207      13,429    34,014
      6          13,401     16,042      15,481    34,014    15,284      14,731    34,014
      7          14,071     17,366      16,836    34,014    16,458      15,934    34,014
      8          14,775     18,803      18,509    34,014    17,736      17,447    34,014
      9          15,513     20,360      20,110    34,014    19,129      18,881    34,014
     10          16,289     22,050      22,050    34,014    20,651      20,651    34,014
     11          17,103     24,123      24,123    34,014    22,502      22,502    34,014
     12          17,959     26,396      26,396    34,014    24,560      24,560    34,014
     13          18,856     28,926      28,926    34,133    26,858      26,858    34,014
     14          19,799     31,735      31,735    37,130    29,433      29,433    34,437
     15          20,789     34,816      34,816    40,388    32,289      32,289    37,455
     16          21,829     38,196      38,196    43,926    35,420      35,420    40,734
     17          22,920     41,913      41,913    47,362    38,866      38,866    43,919
     18          24,066     46,005      46,005    51,066    42,658      42,658    47,351
     19          25,270     50,545      50,545    55,094    46,837      46,837    51,053
     20          26,533     55,507      55,507    60,503    51,435      51,435    56,065
     25          33,864     88,547      88,547    93,860    82,050      82,050    86,974
     35          55,160     221,396    221,396   232,466   202,127     202,127   212,234

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,230       9,249    34,014    10,123       9,145    34,014
      2          11,025     10,465       9,506    34,014    10,238       9,283    34,014
      3          11,576     10,707       9,769    34,014    10,343       9,412    34,014
      4          12,155     10,955      10,190    34,014    10,440       9,683    34,014
      5          12,763     11,209      10,469    34,014    10,526       9,794    34,014
      6          13,401     11,470      10,956    34,014    10,597      10,091    34,014
      7          14,071     11,738      11,250    34,014    10,650      10,170    34,014
      8          14,775     12,013      11,753    34,014    10,678      10,425    34,014
      9          15,513     12,295      12,064    34,014    10,673      10,447    34,014
     10          16,289     12,584      12,584    34,014    10,630      10,630    34,014
     11          17,103     13,011      13,011    34,014    10,631      10,631    34,014
     12          17,959     13,453      13,453    34,014    10,590      10,590    34,014
     13          18,856     13,911      13,911    34,014    10,501      10,501    34,014
     14          19,799     14,386      14,386    34,014    10,362      10,362    34,014
     15          20,789     14,878      14,878    34,014    10,161      10,161    34,014
     16          21,829     15,388      15,388    34,014     9,886       9,886    34,014
     17          22,920     15,916      15,916    34,014     9,515       9,515    34,014
     18          24,066     16,464      16,464    34,014     9,023       9,023    34,014
     19          25,270     17,032      17,032    34,014     8,376       8,376    34,014
     20          26,533     17,620      17,620    34,014     7,537       7,537    34,014
     25          33,864     20,897      20,897    34,014        --          --        --
     35          55,160     29,494      29,494    34,014        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,718       8,749    34,014     9,611       8,644    34,014
      2          11,025      9,443       8,504    34,014     9,211       8,276    34,014
      3          11,576      9,175       8,265    34,014     8,800       7,896    34,014
      4          12,155      8,914       8,180    34,014     8,378       7,653    34,014
      5          12,763      8,659       7,951    34,014     7,944       7,244    34,014
      6          13,401      8,411       7,927    34,014     7,492       7,017    34,014
      7          14,071      8,169       7,708    34,014     7,018       6,566    34,014
      8          14,775      7,933       7,693    34,014     6,516       6,283    34,014
      9          15,513      7,703       7,484    34,014     5,976       5,761    34,014
     10          16,289      7,479       7,479    34,014     5,393       5,393    34,014
     11          17,103      7,334       7,334    34,014     4,802       4,802    34,014
     12          17,959      7,191       7,191    34,014     4,153       4,153    34,014
     13          18,856      7,050       7,050    34,014     3,443       3,443    34,014
     14          19,799      6,912       6,912    34,014     2,665       2,665    34,014
     15          20,789      6,775       6,775    34,014     1,809       1,809    34,014
     16          21,829      6,641       6,641    34,014       859         859    34,014
     17          22,920      6,509       6,509    34,014        --          --        --
     18          24,066      6,379       6,379    34,014        --          --        --
     19          25,270      6,251       6,251    34,014        --          --        --
     20          26,533      6,124       6,124    34,014        --          --        --
     25          33,864      5,522       5,522    34,014        --          --        --
     35          55,160      4,449       4,449    34,014        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,449       9,699    34,014    10,336       9,586    34,014
      2          11,025     11,375      10,625    34,014    11,139      10,389    34,014
      3          11,576     12,386      11,636    34,014    12,017      11,267    34,014
      4          12,155     13,490      12,890    34,014    12,980      12,380    34,014
      5          12,763     14,694      14,094    34,014    14,036      13,436    34,014
      6          13,401     16,009      15,609    34,014    15,195      14,795    34,014
      7          14,071     17,444      17,044    34,014    16,467      16,067    34,014
      8          14,775     19,011      18,811    34,014    17,864      17,664    34,014
      9          15,513     20,721      20,521    34,014    19,399      19,199    34,014
     10          16,289     22,588      22,588    34,014    21,090      21,090    34,014
     11          17,103     24,712      24,712    34,014    22,995      22,995    34,014
     12          17,959     27,050      27,050    34,014    25,114      25,114    34,014
     13          18,856     29,660      29,660    34,999    27,481      27,481    34,014
     14          19,799     32,541      32,541    38,074    30,132      30,132    35,255
     15          20,789     35,702      35,702    41,415    33,056      33,056    38,346
     16          21,829     39,168      39,168    45,044    36,263      36,263    41,703
     17          22,920     42,981      42,981    48,569    39,791      39,791    44,965
     18          24,066     47,178      47,178    52,368    43,674      43,674    48,479
     19          25,270     51,833      51,833    56,498    47,954      47,954    52,270
     20          26,533     56,922      56,922    62,045    52,662      52,662    57,402
     25          33,864     90,803      90,803    96,252    84,007      84,007    89,048
     35          55,160     227,038    227,038   238,390   206,948     206,948   217,296

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,884       9,134   34,014      9,770       9,020   34,014
      2          11,025     10,176       9,426   34,014      9,935       9,185   34,014
      3          11,576     10,479       9,729   34,014     10,094       9,344   34,014
      4          12,155     10,791      10,191   34,014     10,248       9,648   34,014
      5          12,763     11,114      10,514   34,014     10,393       9,793   34,014
      6          13,401     11,447      11,047   34,014     10,529      10,129   34,014
      7          14,071     11,790      11,390   34,014     10,649      10,249   34,014
      8          14,775     12,146      11,946   34,014     10,748      10,548   34,014
      9          15,513     12,512      12,312   34,014     10,819      10,619   34,014
     10          16,289     12,891      12,891   34,014     10,856      10,856   34,014
     11          17,103     13,329      13,329   34,014     10,871      10,871   34,014
     12          17,959     13,783      13,783   34,014     10,844      10,844   34,014
     13          18,856     14,253      14,253   34,014     10,773      10,773   34,014
     14          19,799     14,740      14,740   34,014     10,651      10,651   34,014
     15          20,789     15,245      15,245   34,014     10,471      10,471   34,014
     16          21,829     15,768      15,768   34,014     10,218      10,218   34,014
     17          22,920     16,311      16,311   34,014      9,873       9,873   34,014
     18          24,066     16,873      16,873   34,014      9,409       9,409   34,014
     19          25,270     17,455      17,455   34,014      8,795       8,795   34,014
     20          26,533     18,059      18,059   34,014      7,994       7,994   34,014
     25          33,864     21,421      21,421   34,014         --          --       --
     35          55,160     30,243      30,243   34,014         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,389      8,639    34,014      9,275      8,525    34,014
      2          11,025      9,182      8,432    34,014      8,937      8,187    34,014
      3          11,576      8,979      8,229    34,014      8,586      7,836    34,014
      4          12,155      8,780      8,180    34,014      8,221      7,621    34,014
      5          12,763      8,585      7,985    34,014      7,839      7,239    34,014
      6          13,401      8,393      7,993    34,014      7,438      7,038    34,014
      7          14,071      8,205      7,805    34,014      7,011      6,611    34,014
      8          14,775      8,021      7,821    34,014      6,553      6,353    34,014
      9          15,513      7,839      7,639    34,014      6,055      5,855    34,014
     10          16,289      7,662      7,662    34,014      5,509      5,509    34,014
     11          17,103      7,514      7,514    34,014      4,919      4,919    34,014
     12          17,959      7,368      7,368    34,014      4,272      4,272    34,014
     13          18,856      7,225      7,225    34,014      3,562      3,562    34,014
     14          19,799      7,084      7,084    34,014      2,786      2,786    34,014
     15          20,789      6,945      6,945    34,014      1,933      1,933    34,014
     16          21,829      6,808      6,808    34,014        985        985    34,014
     17          22,920      6,673      6,673    34,014         --         --        --
     18          24,066      6,540      6,540    34,014         --         --        --
     19          25,270      6,410      6,410    34,014         --         --        --
     20          26,533      6,281      6,281    34,014         --         --        --
     25          33,864      5,667      5,667    34,014         --         --        --
     35          55,160      4,573      4,573    34,014         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,814       9,821    20,000    10,623       9,634    20,000
      2          11,025     11,697      10,714    20,000    11,295      10,319    20,000
      3          11,576     12,655      11,684    20,000    12,025      11,064    20,000
      4          12,155     13,694      12,888    20,000    12,822      12,030    20,000
      5          12,763     14,820      14,035    20,000    13,700      12,928    20,000
      6          13,401     16,042      15,481    20,000    14,673      14,126    20,000
      7          14,071     17,367      16,837    20,000    15,761      15,243    20,000
      8          14,775     18,836      18,542    20,908    16,990      16,706    20,000
      9          15,513     20,455      20,204    22,297    18,396      18,150    20,052
     10          16,289     22,202      22,202    24,201    19,964      19,964    21,761
     11          17,103     24,297      24,297    26,241    21,845      21,845    23,593
     12          17,959     26,598      26,598    28,461    23,911      23,911    25,585
     13          18,856     29,105      29,105    31,143    26,159      26,159    27,991
     14          19,799     31,862      31,862    33,774    28,634      28,634    30,353
     15          20,789     34,871      34,871    36,963    31,328      31,328    33,208
     16          21,829     38,181      38,181    40,091    34,299      34,299    36,015
     17          22,920     41,792      41,792    43,883    37,533      37,533    39,410
     18          24,066     45,748      45,748    48,036    41,046      41,046    43,099
     19          25,270     50,081      50,081    52,586    44,859      44,859    47,103
     20          26,533     54,858      54,858    57,601    48,990      48,990    51,440
     25          33,864     86,509      86,509    90,835    75,359      75,359    79,127
     35          55,160     215,307    215,307   217,461   181,841     181,841   183,660

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

44                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,230       9,249   20,000     10,034       9,059   20,000
      2          11,025     10,465       9,506   20,000     10,041       9,090   20,000
      3          11,576     10,707       9,769   20,000     10,014       9,089   20,000
      4          12,155     10,955      10,190   20,000      9,951       9,201   20,000
      5          12,763     11,209      10,469   20,000      9,842       9,119   20,000
      6          13,401     11,470      10,956   20,000      9,679       9,182   20,000
      7          14,071     11,738      11,250   20,000      9,449       8,978   20,000
      8          14,775     12,013      11,753   20,000      9,135       8,889   20,000
      9          15,513     12,295      12,064   20,000      8,717       8,495   20,000
     10          16,289     12,584      12,584   20,000      8,170       8,170   20,000
     11          17,103     13,011      13,011   20,000      7,534       7,534   20,000
     12          17,959     13,453      13,453   20,000      6,709       6,709   20,000
     13          18,856     13,911      13,911   20,000      5,649       5,649   20,000
     14          19,799     14,386      14,386   20,000      4,296       4,296   20,000
     15          20,789     14,878      14,878   20,000      2,565       2,565   20,000
     16          21,829     15,388      15,388   20,000        339         339   20,000
     17          22,920     15,916      15,916   20,000         --          --       --
     18          24,066     16,464      16,464   20,000         --          --       --
     19          25,270     17,032      17,032   20,000         --          --       --
     20          26,533     17,620      17,620   20,000         --          --       --
     25          33,864     20,897      20,897   21,942         --          --       --
     35          55,160     29,519      29,519   29,814         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               45
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,718      8,749    20,000      9,520      8,555    20,000
      2          11,025      9,443      8,504    20,000      9,002      8,072    20,000
      3          11,576      9,175      8,265    20,000      8,442      7,544    20,000
      4          12,155      8,914      8,180    20,000      7,830      7,113    20,000
      5          12,763      8,659      7,951    20,000      7,158      6,469    20,000
      6          13,401      8,411      7,927    20,000      6,412      5,948    20,000
      7          14,071      8,169      7,708    20,000      5,575      5,133    20,000
      8          14,775      7,933      7,693    20,000      4,623      4,400    20,000
      9          15,513      7,703      7,484    20,000      3,529      3,320    20,000
     10          16,289      7,479      7,479    20,000      2,261      2,261    20,000
     11          17,103      7,334      7,334    20,000        795        795    20,000
     12          17,959      7,191      7,191    20,000         --         --        --
     13          18,856      7,050      7,050    20,000         --         --        --
     14          19,799      6,912      6,912    20,000         --         --        --
     15          20,789      6,775      6,775    20,000         --         --        --
     16          21,829      6,641      6,641    20,000         --         --        --
     17          22,920      6,509      6,509    20,000         --         --        --
     18          24,066      6,379      6,379    20,000         --         --        --
     19          25,270      6,251      6,251    20,000         --         --        --
     20          26,533      6,124      6,124    20,000         --         --        --
     25          33,864      5,522      5,522    20,000         --         --        --
     35          55,160      4,449      4,449    20,000         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

46                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,449       9,699    20,000    10,242       9,492    20,000
      2          11,025     11,375      10,625    20,000    10,938      10,188    20,000
      3          11,576     12,386      11,636    20,000    11,699      10,949    20,000
      4          12,155     13,490      12,890    20,000    12,537      11,937    20,000
      5          12,763     14,694      14,094    20,000    13,465      12,865    20,000
      6          13,401     16,009      15,609    20,000    14,501      14,101    20,000
      7          14,071     17,446      17,046    20,000    15,669      15,269    20,000
      8          14,775     19,048      18,848    21,144    16,998      16,798    20,000
      9          15,513     20,822      20,622    22,696    18,528      18,328    20,196
     10          16,289     22,748      22,748    24,796    20,239      20,239    22,061
     11          17,103     24,895      24,895    26,888    22,146      22,146    23,918
     12          17,959     27,254      27,254    29,162    24,241      24,241    25,938
     13          18,856     29,823      29,823    31,911    26,521      26,521    28,378
     14          19,799     32,649      32,649    34,609    29,031      29,031    30,773
     15          20,789     35,733      35,733    37,877    31,763      31,763    33,669
     16          21,829     39,126      39,126    41,083    34,775      34,775    36,514
     17          22,920     42,827      42,827    44,969    38,054      38,054    39,957
     18          24,066     46,882      46,882    49,226    41,617      41,617    43,698
     19          25,270     51,353      51,353    53,921    45,483      45,483    47,758
     20          26,533     56,251      56,251    59,064    49,672      49,672    52,156
     25          33,864     88,706      88,706    93,142    76,407      76,407    80,228
     35          55,160     220,776    220,776   222,984   184,372     184,372   186,216

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               47
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,884       9,134   20,000      9,674       8,924   20,000
      2          11,025     10,176       9,426   20,000      9,721       8,971   20,000
      3          11,576     10,479       9,729   20,000      9,738       8,988   20,000
      4          12,155     10,791      10,191   20,000      9,719       9,119   20,000
      5          12,763     11,114      10,514   20,000      9,658       9,058   20,000
      6          13,401     11,447      11,047   20,000      9,545       9,145   20,000
      7          14,071     11,790      11,390   20,000      9,367       8,967   20,000
      8          14,775     12,146      11,946   20,000      9,109       8,909   20,000
      9          15,513     12,512      12,312   20,000      8,749       8,549   20,000
     10          16,289     12,891      12,891   20,000      8,265       8,265   20,000
     11          17,103     13,329      13,329   20,000      7,641       7,641   20,000
     12          17,959     13,783      13,783   20,000      6,830       6,830   20,000
     13          18,856     14,253      14,253   20,000      5,788       5,788   20,000
     14          19,799     14,740      14,740   20,000      4,456       4,456   20,000
     15          20,789     15,245      15,245   20,000      2,752       2,752   20,000
     16          21,829     15,768      15,768   20,000        559         559   20,000
     17          22,920     16,311      16,311   20,000         --          --       --
     18          24,066     16,873      16,873   20,000         --          --       --
     19          25,270     17,455      17,455   20,000         --          --       --
     20          26,533     18,059      18,059   20,000         --          --       --
     25          33,864     21,421      21,421   22,493         --          --       --
     35          55,160     30,268      30,268   30,572         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

48                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,389      8,639    20,000      9,177      8,427    20,000
      2          11,025      9,182      8,432    20,000      8,713      7,963    20,000
      3          11,576      8,979      8,229    20,000      8,204      7,454    20,000
      4          12,155      8,780      8,180    20,000      7,640      7,040    20,000
      5          12,763      8,585      7,985    20,000      7,011      6,411    20,000
      6          13,401      8,393      7,993    20,000      6,305      5,905    20,000
      7          14,071      8,205      7,805    20,000      5,504      5,104    20,000
      8          14,775      8,021      7,821    20,000      4,583      4,383    20,000
      9          15,513      7,839      7,639    20,000      3,514      3,314    20,000
     10          16,289      7,662      7,662    20,000      2,265      2,265    20,000
     11          17,103      7,514      7,514    20,000        799        799    20,000
     12          17,959      7,368      7,368    20,000         --         --        --
     13          18,856      7,225      7,225    20,000         --         --        --
     14          19,799      7,084      7,084    20,000         --         --        --
     15          20,789      6,945      6,945    20,000         --         --        --
     16          21,829      6,808      6,808    20,000         --         --        --
     17          22,920      6,673      6,673    20,000         --         --        --
     18          24,066      6,540      6,540    20,000         --         --        --
     19          25,270      6,410      6,410    20,000         --         --        --
     20          26,533      6,281      6,281    20,000         --         --        --
     25          33,864      5,667      5,667    20,000         --         --        --
     35          55,160      4,573      4,573    20,000         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               49
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,904       9,909    45,454    10,904       9,909    45,454
      2          11,025     11,886      10,898    45,454    11,886      10,898    45,454
      3          11,576     12,953      11,976    45,454    12,953      11,976    45,454
      4          12,155     14,110      13,299    45,454    14,110      13,299    45,454
      5          12,763     15,367      14,575    45,454    15,367      14,575    45,454
      6          13,401     16,730      16,163    45,454    16,730      16,163    45,454
      7          14,071     18,209      17,672    45,454    18,209      17,672    45,454
      8          14,775     19,813      19,513    45,454    19,813      19,513    45,454
      9          15,513     21,551      21,297    45,454    21,551      21,297    45,454
     10          16,289     23,436      23,436    45,454    23,436      23,436    45,454
     11          17,103     25,706      25,706    45,454    25,689      25,689    45,454
     12          17,959     28,198      28,198    45,454    28,159      28,159    45,454
     13          18,856     30,935      30,935    45,454    30,876      30,876    45,454
     14          19,799     33,944      33,944    45,454    33,872      33,872    45,454
     15          20,789     37,267      37,267    45,454    37,186      37,186    45,454
     16          21,829     40,954      40,954    47,098    40,864      40,864    46,995
     17          22,920     45,021      45,021    50,874    44,922      44,922    50,763
     18          24,066     49,493      49,493    54,937    49,384      49,384    54,817
     19          25,270     54,444      54,444    59,344    54,324      54,324    59,214
     20          26,533     59,862      59,862    65,250    59,731      59,731    65,107
     25          33,864     95,891      95,891   101,645    95,679      95,679   101,420
     35          55,160     244,542    244,542   256,769   235,932     235,932   247,729

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

50                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,314       9,332   45,454     10,314       9,332   45,454
      2          11,025     10,633       9,670   45,454     10,633       9,670   45,454
      3          11,576     10,955      10,013   45,454     10,955      10,013   45,454
      4          12,155     11,278      10,509   45,454     11,278      10,509   45,454
      5          12,763     11,601      10,856   45,454     11,601      10,856   45,454
      6          13,401     11,922      11,403   45,454     11,922      11,403   45,454
      7          14,071     12,238      11,746   45,454     12,238      11,746   45,454
      8          14,775     12,557      12,295   45,454     12,545      12,282   45,454
      9          15,513     12,886      12,653   45,454     12,838      12,606   45,454
     10          16,289     13,223      13,223   45,454     13,111      13,111   45,454
     11          17,103     13,707      13,707   45,454     13,467      13,467   45,454
     12          17,959     14,210      14,210   45,454     13,797      13,797   45,454
     13          18,856     14,733      14,733   45,454     14,095      14,095   45,454
     14          19,799     15,276      15,276   45,454     14,352      14,352   45,454
     15          20,789     15,840      15,840   45,454     14,558      14,558   45,454
     16          21,829     16,426      16,426   45,454     14,700      14,700   45,454
     17          22,920     17,035      17,035   45,454     14,757      14,757   45,454
     18          24,066     17,668      17,668   45,454     14,705      14,705   45,454
     19          25,270     18,325      18,325   45,454     14,514      14,514   45,454
     20          26,533     19,007      19,007   45,454     14,146      14,146   45,454
     25          33,864     22,840      22,840   45,454      7,825       7,825   45,454
     35          55,160     33,093      33,093   45,454         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               51
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,798      8,828    45,454      9,798      8,828    45,454
      2          11,025      9,594      8,652    45,454      9,594      8,652    45,454
      3          11,576      9,384      8,470    45,454      9,384      8,470    45,454
      4          12,155      9,168      8,430    45,454      9,168      8,430    45,454
      5          12,763      8,943      8,231    45,454      8,943      8,231    45,454
      6          13,401      8,710      8,222    45,454      8,707      8,220    45,454
      7          14,071      8,481      8,018    45,454      8,457      7,994    45,454
      8          14,775      8,258      8,017    45,454      8,188      7,947    45,454
      9          15,513      8,040      7,820    45,454      7,895      7,675    45,454
     10          16,289      7,827      7,827    45,454      7,570      7,570    45,454
     11          17,103      7,696      7,696    45,454      7,267      7,267    45,454
     12          17,959      7,567      7,567    45,454      6,915      6,915    45,454
     13          18,856      7,439      7,439    45,454      6,504      6,504    45,454
     14          19,799      7,313      7,313    45,454      6,026      6,026    45,454
     15          20,789      7,188      7,188    45,454      5,467      5,467    45,454
     16          21,829      7,065      7,065    45,454      4,809      4,809    45,454
     17          22,920      6,944      6,944    45,454      4,028      4,028    45,454
     18          24,066      6,824      6,824    45,454      3,091      3,091    45,454
     19          25,270      6,706      6,706    45,454      1,958      1,958    45,454
     20          26,533      6,590      6,590    45,454        582        582    45,454
     25          33,864      6,029      6,029    45,454         --         --        --
     35          55,160      5,010      5,010    45,454         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

52                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,535       9,785    45,454    10,535       9,785    45,454
      2          11,025     11,558      10,808    45,454    11,558      10,808    45,454
      3          11,576     12,676      11,926    45,454    12,676      11,926    45,454
      4          12,155     13,898      13,298    45,454    13,898      13,298    45,454
      5          12,763     15,233      14,633    45,454    15,233      14,633    45,454
      6          13,401     16,692      16,292    45,454    16,692      16,292    45,454
      7          14,071     18,287      17,887    45,454    18,287      17,887    45,454
      8          14,775     20,028      19,828    45,454    20,028      19,828    45,454
      9          15,513     21,931      21,731    45,454    21,931      21,731    45,454
     10          16,289     24,010      24,010    45,454    24,010      24,010    45,454
     11          17,103     26,336      26,336    45,454    26,325      26,325    45,454
     12          17,959     28,890      28,890    45,454    28,866      28,866    45,454
     13          18,856     31,697      31,697    45,454    31,661      31,661    45,454
     14          19,799     34,788      34,788    45,454    34,746      34,746    45,454
     15          20,789     38,208      38,208    45,454    38,162      38,162    45,454
     16          21,829     41,999      41,999    48,299    41,948      41,948    48,240
     17          22,920     46,170      46,170    52,173    46,114      46,114    52,109
     18          24,066     50,787      50,787    56,374    50,725      50,725    56,305
     19          25,270     55,867      55,867    60,896    55,799      55,799    60,821
     20          26,533     61,428      61,428    66,957    61,353      61,353    66,875
     25          33,864     98,399      98,399   104,303    98,277      98,277   104,174
     35          55,160     250,936    250,936   263,483   242,338     242,338   254,456

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               53
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,965       9,215   45,454      9,965       9,215   45,454
      2          11,025     10,339       9,589   45,454     10,339       9,589   45,454
      3          11,576     10,720       9,970   45,454     10,720       9,970   45,454
      4          12,155     11,107      10,507   45,454     11,107      10,507   45,454
      5          12,763     11,499      10,899   45,454     11,499      10,899   45,454
      6          13,401     11,894      11,494   45,454     11,894      11,494   45,454
      7          14,071     12,290      11,890   45,454     12,290      11,890   45,454
      8          14,775     12,693      12,493   45,454     12,681      12,481   45,454
      9          15,513     13,110      12,910   45,454     13,065      12,865   45,454
     10          16,289     13,542      13,542   45,454     13,435      13,435   45,454
     11          17,103     14,039      14,039   45,454     13,806      13,806   45,454
     12          17,959     14,555      14,555   45,454     14,153      14,153   45,454
     13          18,856     15,091      15,091   45,454     14,470      14,470   45,454
     14          19,799     15,648      15,648   45,454     14,747      14,747   45,454
     15          20,789     16,227      16,227   45,454     14,975      14,975   45,454
     16          21,829     16,828      16,828   45,454     15,141      15,141   45,454
     17          22,920     17,452      17,452   45,454     15,225      15,225   45,454
     18          24,066     18,101      18,101   45,454     15,204      15,204   45,454
     19          25,270     18,775      18,775   45,454     15,047      15,047   45,454
     20          26,533     19,475      19,475   45,454     14,719      14,719   45,454
     25          33,864     23,406      23,406   45,454      8,738       8,738   45,454
     35          55,160     33,922      33,922   45,454         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

54                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,467      8,717    45,454      9,467      8,717    45,454
      2          11,025      9,328      8,578    45,454      9,328      8,578    45,454
      3          11,576      9,183      8,433    45,454      9,183      8,433    45,454
      4          12,155      9,029      8,429    45,454      9,029      8,429    45,454
      5          12,763      8,864      8,264    45,454      8,864      8,264    45,454
      6          13,401      8,689      8,289    45,454      8,686      8,286    45,454
      7          14,071      8,517      8,117    45,454      8,492      8,092    45,454
      8          14,775      8,347      8,147    45,454      8,277      8,077    45,454
      9          15,513      8,181      7,981    45,454      8,035      7,835    45,454
     10          16,289      8,017      8,017    45,454      7,760      7,760    45,454
     11          17,103      7,883      7,883    45,454      7,456      7,456    45,454
     12          17,959      7,751      7,751    45,454      7,103      7,103    45,454
     13          18,856      7,621      7,621    45,454      6,693      6,693    45,454
     14          19,799      7,492      7,492    45,454      6,215      6,215    45,454
     15          20,789      7,366      7,366    45,454      5,657      5,657    45,454
     16          21,829      7,240      7,240    45,454      5,000      5,000    45,454
     17          22,920      7,117      7,117    45,454      4,220      4,220    45,454
     18          24,066      6,995      6,995    45,454      3,286      3,286    45,454
     19          25,270      6,875      6,875    45,454      2,156      2,156    45,454
     20          26,533      6,756      6,756    45,454        784        784    45,454
     25          33,864      6,184      6,184    45,454         --         --        --
     35          55,160      5,147      5,147    45,454         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               55
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,898       9,903    28,329    10,898       9,903    28,329
      2          11,025     11,860      10,872    28,329    11,860      10,872    28,329
      3          11,576     12,890      11,914    28,329    12,890      11,914    28,329
      4          12,155     13,994      13,184    28,329    13,994      13,184    28,329
      5          12,763     15,184      14,394    28,329    15,178      14,389    28,329
      6          13,401     16,477      15,912    28,329    16,451      15,887    28,329
      7          14,071     17,883      17,349    28,329    17,822      17,288    28,329
      8          14,775     19,412      19,115    28,329    19,303      19,007    28,329
      9          15,513     21,074      20,822    28,329    20,911      20,658    28,329
     10          16,289     22,881      22,881    28,329    22,668      22,668    28,329
     11          17,103     25,096      25,096    28,329    24,810      24,810    28,329
     12          17,959     27,550      27,550    29,479    27,223      27,223    29,129
     13          18,856     30,249      30,249    32,367    29,890      29,890    31,982
     14          19,799     33,214      33,214    35,207    32,819      32,819    34,788
     15          20,789     36,452      36,452    38,639    36,018      36,018    38,179
     16          21,829     40,012      40,012    42,013    39,535      39,535    41,512
     17          22,920     43,908      43,908    46,104    43,373      43,373    45,542
     18          24,066     48,186      48,186    50,596    47,554      47,554    49,933
     19          25,270     52,914      52,914    55,561    52,132      52,132    54,739
     20          26,533     58,107      58,107    61,012    57,101      57,101    59,957
     25          33,864     92,786      92,786    97,425    88,736      88,736    93,173
     35          55,160     236,587    236,587   238,954   215,115     215,115   217,267

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

56                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,308       9,326   28,329     10,308       9,326   28,329
      2          11,025     10,606       9,644   28,329     10,606       9,644   28,329
      3          11,576     10,890       9,949   28,329     10,890       9,949   28,329
      4          12,155     11,171      10,403   28,329     11,155      10,388   28,329
      5          12,763     11,460      10,716   28,329     11,397      10,654   28,329
      6          13,401     11,757      11,239   28,329     11,607      11,091   28,329
      7          14,071     12,062      11,572   28,329     11,779      11,290   28,329
      8          14,775     12,376      12,114   28,329     11,899      11,639   28,329
      9          15,513     12,699      12,468   28,329     11,954      11,724   28,329
     10          16,289     13,032      13,032   28,329     11,926      11,926   28,329
     11          17,103     13,509      13,509   28,329     11,894      11,894   28,329
     12          17,959     14,004      14,004   28,329     11,745      11,745   28,329
     13          18,856     14,519      14,519   28,329     11,453      11,453   28,329
     14          19,799     15,053      15,053   28,329     10,985      10,985   28,329
     15          20,789     15,609      15,609   28,329     10,299      10,299   28,329
     16          21,829     16,186      16,186   28,329      9,332       9,332   28,329
     17          22,920     16,785      16,785   28,329      7,999       7,999   28,329
     18          24,066     17,408      17,408   28,329      6,178       6,178   28,329
     19          25,270     18,055      18,055   28,329      3,701       3,701   28,329
     20          26,533     18,727      18,727   28,329        334         334   28,329
     25          33,864     22,501      22,501   28,329         --          --       --
     35          55,160     32,596      32,596   32,923         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               57
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,792      8,822    28,329      9,792      8,822    28,329
      2          11,025      9,567      8,625    28,329      9,567      8,625    28,329
      3          11,576      9,319      8,406    28,329      9,318      8,405    28,329
      4          12,155      9,077      8,341    28,329      9,042      8,306    28,329
      5          12,763      8,840      8,130    28,329      8,731      8,022    28,329
      6          13,401      8,609      8,123    28,329      8,376      7,893    28,329
      7          14,071      8,383      7,920    28,329      7,968      7,508    28,329
      8          14,775      8,162      7,922    28,329      7,489      7,252    28,329
      9          15,513      7,947      7,727    28,329      6,921      6,704    28,329
     10          16,289      7,736      7,736    28,329      6,242      6,242    28,329
     11          17,103      7,606      7,606    28,329      5,472      5,472    28,329
     12          17,959      7,477      7,477    28,329      4,526      4,526    28,329
     13          18,856      7,351      7,351    28,329      3,368      3,368    28,329
     14          19,799      7,226      7,226    28,329      1,951      1,951    28,329
     15          20,789      7,102      7,102    28,329        211        211    28,329
     16          21,829      6,981      6,981    28,329         --         --        --
     17          22,920      6,861      6,861    28,329         --         --        --
     18          24,066      6,742      6,742    28,329         --         --        --
     19          25,270      6,625      6,625    28,329         --         --        --
     20          26,533      6,509      6,509    28,329         --         --        --
     25          33,864      5,953      5,953    28,329         --         --        --
     35          55,160      4,944      4,944    28,329         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

58                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,529       9,779    28,329    10,529       9,779    28,329
      2          11,025     11,530      10,780    28,329    11,530      10,780    28,329
      3          11,576     12,611      11,861    28,329    12,611      11,861    28,329
      4          12,155     13,777      13,177    28,329    13,777      13,177    28,329
      5          12,763     15,046      14,446    28,329    15,038      14,438    28,329
      6          13,401     16,434      16,034    28,329    16,404      16,004    28,329
      7          14,071     17,954      17,554    28,329    17,888      17,488    28,329
      8          14,775     19,616      19,416    28,329    19,504      19,304    28,329
      9          15,513     21,435      21,235    28,329    21,275      21,075    28,329
     10          16,289     23,428      23,428    28,329    23,229      23,229    28,329
     11          17,103     25,699      25,699    28,329    25,448      25,448    28,329
     12          17,959     28,223      28,223    30,199    27,942      27,942    29,898
     13          18,856     30,988      30,988    33,158    30,679      30,679    32,828
     14          19,799     34,026      34,026    36,068    33,687      33,687    35,708
     15          20,789     37,344      37,344    39,585    36,971      36,971    39,190
     16          21,829     40,992      40,992    43,043    40,582      40,582    42,612
     17          22,920     44,985      44,985    47,234    44,523      44,523    46,750
     18          24,066     49,368      49,368    51,837    48,816      48,816    51,257
     19          25,270     54,213      54,213    56,924    53,514      53,514    56,190
     20          26,533     59,532      59,532    62,509    58,616      58,616    61,547
     25          33,864     95,062      95,062    99,816    91,089      91,089    95,644
     35          55,160     242,392    242,392   244,817   220,821     220,821   223,030

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               59
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,959       9,209   28,329      9,959       9,209   28,329
      2          11,025     10,311       9,561   28,329     10,311       9,561   28,329
      3          11,576     10,654       9,904   28,329     10,654       9,904   28,329
      4          12,155     10,999      10,399   28,329     10,981      10,381   28,329
      5          12,763     11,357      10,757   28,329     11,290      10,690   28,329
      6          13,401     11,727      11,327   28,329     11,572      11,172   28,329
      7          14,071     12,111      11,711   28,329     11,819      11,419   28,329
      8          14,775     12,508      12,308   28,329     12,021      11,821   28,329
      9          15,513     12,919      12,719   28,329     12,164      11,964   28,329
     10          16,289     13,344      13,344   28,329     12,231      12,231   28,329
     11          17,103     13,833      13,833   28,329     12,222      12,222   28,329
     12          17,959     14,341      14,341   28,329     12,100      12,100   28,329
     13          18,856     14,869      14,869   28,329     11,840      11,840   28,329
     14          19,799     15,417      15,417   28,329     11,411      11,411   28,329
     15          20,789     15,987      15,987   28,329     10,772      10,772   28,329
     16          21,829     16,578      16,578   28,329      9,863       9,863   28,329
     17          22,920     17,193      17,193   28,329      8,601       8,601   28,329
     18          24,066     17,832      17,832   28,329      6,872       6,872   28,329
     19          25,270     18,495      18,495   28,329      4,512       4,512   28,329
     20          26,533     19,185      19,185   28,329      1,296       1,296   28,329
     25          33,864     23,055      23,055   28,329         --          --       --
     35          55,160     33,408      33,408   33,742         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

60                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,460      8,710    28,329      9,460      8,710    28,329
      2          11,025      9,301      8,551    28,329      9,301      8,551    28,329
      3          11,576      9,118      8,368    28,329      9,116      8,366    28,329
      4          12,155      8,939      8,339    28,329      8,900      8,300    28,329
      5          12,763      8,763      8,163    28,329      8,647      8,047    28,329
      6          13,401      8,589      8,189    28,329      8,349      7,949    28,329
      7          14,071      8,418      8,018    28,329      7,993      7,593    28,329
      8          14,775      8,251      8,051    28,329      7,565      7,365    28,329
      9          15,513      8,085      7,885    28,329      7,046      6,846    28,329
     10          16,289      7,923      7,923    28,329      6,412      6,412    28,329
     11          17,103      7,791      7,791    28,329      5,645      5,645    28,329
     12          17,959      7,660      7,660    28,329      4,704      4,704    28,329
     13          18,856      7,531      7,531    28,329      3,553      3,553    28,329
     14          19,799      7,404      7,404    28,329      2,144      2,144    28,329
     15          20,789      7,278      7,278    28,329        415        415    28,329
     16          21,829      7,154      7,154    28,329         --         --        --
     17          22,920      7,031      7,031    28,329         --         --        --
     18          24,066      6,911      6,911    28,329         --         --        --
     19          25,270      6,791      6,791    28,329         --         --        --
     20          26,533      6,674      6,674    28,329         --         --        --
     25          33,864      6,107      6,107    28,329         --         --        --
     35          55,160      5,079      5,079    28,329         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Five and to the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Five (the Account) as of December 31, 1997, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Five as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 1997

                                               ASIA PACIFIC    DIVERSIFIED
                                                GROWTH FUND    INCOME FUND
                                                SUB-ACCOUNT    SUB-ACCOUNT
                                               -------------   -----------
ASSETS:
Investments:
  Putnam VT Asia Pacific Growth Fund
    Shares                             80,514
    Cost                           $  833,879
    Market Value.............................    $  740,730        --
  Putnam VT Diversified Income Fund
    Shares                            143,001
    Cost                          $ 1,551,529
    Market Value.............................       --         $1,617,344
  Putnam VT Global Asset Allocation Fund
    Shares                             93,870
    Cost                          $ 1,515,021
    Market Value.............................       --             --
  Putnam VT Global Growth Fund
    Shares                            413,698
    Cost                          $ 6,327,394
    Market Value.............................       --             --
  Putnam VT Growth and Income Fund
    Shares                            715,883
    Cost                          $15,788,650
    Market Value.............................       --             --
  Putnam VT High Yield Fund
    Shares                            322,960
    Cost                          $ 3,946,365
    Market Value.............................       --             --
  Putnam VT International Growth Fund
    Shares                             12,773
    Cost                           $  141,514
    Market Value.............................       --             --
  Putnam VT International Growth and Income
   Fund
    Shares                             14,505
    Cost                           $  169,671
    Market Value.............................       --             --
  Due From Hartford Life Insurance Company...       --             --
  Receivable from fund shares sold...........       --             --
                                               -------------   -----------
  Total Assets...............................       740,730     1,617,344
                                               -------------   -----------
LIABILITIES
  Due to Hartford Life Insurance Company.....       --             --
  Payable for fund shares purchased..........       --             --
                                               -------------   -----------
  Total Liabilities..........................       --             --
                                               -------------   -----------
  Net Assets (variable life contract
   liabilities)..............................    $  740,730    $1,617,344
                                               -------------   -----------
                                               -------------   -----------
  Units Owned by Participants................        77,764       115,604
  Unit Price.................................    $ 9.525374    $13.990371
  Contract Liability.........................    $  740,730    $1,617,344
GRAND TOTAL CONTRACT LIABILITY (ALL
  SUB-ACCOUNTS)..............................

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                 GLOBAL
                                                  ASSET
                                               ALLOCATION      GLOBAL GROWTH      GROWTH AND    HIGH YIELD    INTERNATIONAL
                                                  FUND             FUND          INCOME FUND       FUND        GROWTH FUND
                                               SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                               -----------   -----------------   ------------   -----------   -------------
ASSETS:
Investments:
  Putnam VT Asia Pacific Growth Fund
    Shares                             80,514
    Cost                           $  833,879
    Market Value.............................      --             --                 --             --            --
  Putnam VT Diversified Income Fund
    Shares                            143,001
    Cost                          $ 1,551,529
    Market Value.............................      --             --                 --             --            --
  Putnam VT Global Asset Allocation Fund
    Shares                             93,870
    Cost                          $ 1,515,021
    Market Value.............................  $1,761,008         --                 --             --            --
  Putnam VT Global Growth Fund
    Shares                            413,698
    Cost                          $ 6,327,394
    Market Value.............................      --           $7,587,216           --             --            --
  Putnam VT Growth and Income Fund
    Shares                            715,883
    Cost                          $15,788,650
    Market Value.............................      --             --             $20,273,813        --            --
  Putnam VT High Yield Fund
    Shares                            322,960
    Cost                          $ 3,946,365
    Market Value.............................      --             --                 --         $4,398,715        --
  Putnam VT International Growth Fund
    Shares                             12,773
    Cost                           $  141,514
    Market Value.............................      --             --                 --             --         $  145,994
  Putnam VT International Growth and Income
   Fund
    Shares                             14,505
    Cost                           $  169,671
    Market Value.............................      --             --                 --             --            --
  Due From Hartford Life Insurance Company...      --               15,330            44,525        15,072        --
  Receivable from fund shares sold...........      --             --                 --             --            --
                                               -----------   -----------------   ------------   -----------   -------------
  Total Assets...............................   1,761,008        7,602,546        20,318,338     4,413,787        145,994
                                               -----------   -----------------   ------------   -----------   -------------
LIABILITIES
  Due to Hartford Life Insurance Company.....      --             --                 --             --            --
  Payable for fund shares purchased..........      --               15,330            44,524        15,073        --
                                               -----------   -----------------   ------------   -----------   -------------
  Total Liabilities..........................      --               15,330            44,524        15,073        --
                                               -----------   -----------------   ------------   -----------   -------------
  Net Assets (variable life contract
   liabilities)..............................  $1,761,008       $7,587,216       $20,273,814    $4,398,714     $  145,994
                                               -----------   -----------------   ------------   -----------   -------------
                                               -----------   -----------------   ------------   -----------   -------------
  Units Owned by Participants................     101,979          485,154           986,326       288,223         12,571
  Unit Price.................................  $17.268298       $15.638791       $ 20.554886    $15.261496     $11.613622
  Contract Liability.........................  $1,761,008       $7,587,216       $20,273,814    $4,398,714     $  145,994
GRAND TOTAL CONTRACT LIABILITY (ALL
  SUB-ACCOUNTS)..............................


                                               INTERNATIONAL
                                                 GROWTH AND
                                                INCOME FUND
                                                SUB-ACCOUNT
                                               --------------
ASSETS:
Investments:
  Putnam VT Asia Pacific Growth Fund
    Shares                             80,514
    Cost                           $  833,879
    Market Value.............................       --
  Putnam VT Diversified Income Fund
    Shares                            143,001
    Cost                          $ 1,551,529
    Market Value.............................       --
  Putnam VT Global Asset Allocation Fund
    Shares                             93,870
    Cost                          $ 1,515,021
    Market Value.............................       --
  Putnam VT Global Growth Fund
    Shares                            413,698
    Cost                          $ 6,327,394
    Market Value.............................       --
  Putnam VT Growth and Income Fund
    Shares                            715,883
    Cost                          $15,788,650
    Market Value.............................       --
  Putnam VT High Yield Fund
    Shares                            322,960
    Cost                          $ 3,946,365
    Market Value.............................       --
  Putnam VT International Growth Fund
    Shares                             12,773
    Cost                           $  141,514
    Market Value.............................       --
  Putnam VT International Growth and Income
   Fund
    Shares                             14,505
    Cost                           $  169,671
    Market Value.............................   $   167,244
  Due From Hartford Life Insurance Company...       --
  Receivable from fund shares sold...........        20,086
                                               --------------
  Total Assets...............................       187,330
                                               --------------
LIABILITIES
  Due to Hartford Life Insurance Company.....        20,086
  Payable for fund shares purchased..........       --
                                               --------------
  Total Liabilities..........................        20,086
                                               --------------
  Net Assets (variable life contract
   liabilities)..............................   $   167,244
                                               --------------
                                               --------------
  Units Owned by Participants................        14,005
  Unit Price.................................   $ 11.941331
  Contract Liability.........................   $   167,244
GRAND TOTAL CONTRACT LIABILITY (ALL
  SUB-ACCOUNTS)..............................   $68,127,069

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS & LIABILITIES (CONTINUED)
DECEMBER 31, 1997

                                               INTERNATIONAL
                                                    NEW
                                               OPPORTUNITIES      MONEY
                                                   FUND        MARKET FUND
                                                SUB-ACCOUNT    SUB-ACCOUNT
                                               -------------   -----------
ASSETS
Investments:
  Putnam VT International New Opportunities
   Fund
    Shares                             19,735
    Cost                           $  209,969
    Market Value.............................    $  196,556        --
  Putnam VT Money Market Fund
    Shares                          3,882,579
    Cost                          $ 3,882,579
    Market Value.............................       --         $3,882,579
  Putnam VT New Opportunities Fund
    Shares                            493,099
    Cost                          $ 7,949,648
    Market Value.............................       --             --
  Putnam VT New Value Fund
    Shares                             24,732
    Cost                           $  276,299
    Market Value.............................       --             --
  Putnam VT U.S. Government and High Quality
   Fund
    Shares                            111,765
    Cost                          $ 1,464,129
    Market Value.............................       --             --
  Putnam VT Utilities Growth & Income Fund
    Shares                            115,380
    Cost                          $ 1,522,991
    Market Value.............................       --             --
  Putnam VT Vista Fund
    Shares                             14,832
    Cost                           $  162,542
    Market Value.............................       --             --
  Putnam VT Voyager Fund
    Shares                            331,020
    Cost                          $10,101,037
    Market Value.............................       --             --
  Due From Hartford Life Insurance Company...       --             --
  Receivable from fund shares sold...........       --            100,396
                                               -------------   -----------
  Total Assets...............................       196,556     3,982,975
                                               -------------   -----------
LIABILITIES
  Due to Hartford Life Insurance Company.....       --            100,377
  Payable for fund shares purchased..........       --             --
                                               -------------   -----------
  Total Liabilities..........................       --            100,377
                                               -------------   -----------
  Net Assets (variable life contract
   liabilities)..............................    $  196,556    $3,882,598
                                               -------------   -----------
                                               -------------   -----------
  Units Owned by Participants................        19,676     3,331,393
  Unit Price.................................    $ 9.989509    $ 1.165458
  Contract Liability.........................    $  196,556    $3,882,598

   The accompanying notes are an integral part of these financial statements.

                                                                             U.S. GOVERNMENT
                                                    NEW                         AND HIGH        UTILITIES
                                               OPPORTUNITIES    NEW VALUE     QUALITY BOND     GROWTH AND
                                                   FUND           FUND            FUND         INCOME FUND     VISTA FUND
                                                SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                               -------------   -----------   ---------------   -----------   ---------------
ASSETS
Investments:
  Putnam VT International New Opportunities
   Fund
    Shares                             19,735
    Cost                           $  209,969
    Market Value.............................       --             --             --               --              --
  Putnam VT Money Market Fund
    Shares                          3,882,579
    Cost                          $ 3,882,579
    Market Value.............................       --             --             --               --              --
  Putnam VT New Opportunities Fund
    Shares                            493,099
    Cost                          $ 7,949,648
    Market Value.............................   $10,468,495        --             --               --              --
  Putnam VT New Value Fund
    Shares                             24,732
    Cost                           $  276,299
    Market Value.............................       --         $  290,847         --               --              --
  Putnam VT U.S. Government and High Quality
   Fund
    Shares                            111,765
    Cost                          $ 1,464,129
    Market Value.............................       --             --          $1,499,887          --              --
  Putnam VT Utilities Growth & Income Fund
    Shares                            115,380
    Cost                          $ 1,522,991
    Market Value.............................       --             --             --           $1,977,616          --
  Putnam VT Vista Fund
    Shares                             14,832
    Cost                           $  162,542
    Market Value.............................       --             --             --               --            $  182,730
  Putnam VT Voyager Fund
    Shares                            331,020
    Cost                          $10,101,037
    Market Value.............................       --             --             --               --              --
  Due From Hartford Life Insurance Company...           388        --             --               --              --
  Receivable from fund shares sold...........       --             --             --               --              --
                                               -------------   -----------   ---------------   -----------   ---------------
  Total Assets...............................    10,468,883       290,847       1,499,887       1,977,616           182,730
                                               -------------   -----------   ---------------   -----------   ---------------
LIABILITIES
  Due to Hartford Life Insurance Company.....       --             --             --               --              --
  Payable for fund shares purchased..........           388        --             --               --              --
                                               -------------   -----------   ---------------   -----------   ---------------
  Total Liabilities..........................           388        --             --               --              --
                                               -------------   -----------   ---------------   -----------   ---------------
  Net Assets (variable life contract
   liabilities)..............................   $10,468,495    $  290,847      $1,499,887      $1,977,616        $  182,730
                                               -------------   -----------   ---------------   -----------   ---------------
                                               -------------   -----------   ---------------   -----------   ---------------
  Units Owned by Participants................       529,522        24,732         111,832         102,512            14,830
  Unit Price.................................   $ 19.769721    $11.759921      $13.411936      $19.291514        $12.321288
  Contract Liability.........................   $10,468,495    $  290,847      $1,499,887      $1,977,616        $  182,730


                                               VOYAGER FUND
                                               SUB-ACCOUNT
                                               ------------
ASSETS
Investments:
  Putnam VT International New Opportunities
   Fund
    Shares                             19,735
    Cost                           $  209,969
    Market Value.............................      --
  Putnam VT Money Market Fund
    Shares                          3,882,579
    Cost                          $ 3,882,579
    Market Value.............................      --
  Putnam VT New Opportunities Fund
    Shares                            493,099
    Cost                          $ 7,949,648
    Market Value.............................      --
  Putnam VT New Value Fund
    Shares                             24,732
    Cost                           $  276,299
    Market Value.............................      --
  Putnam VT U.S. Government and High Quality
   Fund
    Shares                            111,765
    Cost                          $ 1,464,129
    Market Value.............................      --
  Putnam VT Utilities Growth & Income Fund
    Shares                            115,380
    Cost                          $ 1,522,991
    Market Value.............................      --
  Putnam VT Vista Fund
    Shares                             14,832
    Cost                           $  162,542
    Market Value.............................      --
  Putnam VT Voyager Fund
    Shares                            331,020
    Cost                          $10,101,037
    Market Value.............................  $12,936,276
  Due From Hartford Life Insurance Company...       20,187
  Receivable from fund shares sold...........      --
                                               ------------
  Total Assets...............................   12,956,463
                                               ------------
LIABILITIES
  Due to Hartford Life Insurance Company.....      --
  Payable for fund shares purchased..........       20,187
                                               ------------
  Total Liabilities..........................       20,187
                                               ------------
  Net Assets (variable life contract
   liabilities)..............................  $12,936,276
                                               ------------
                                               ------------
  Units Owned by Participants................      639,344
  Unit Price.................................  $ 20.233655
  Contract Liability.........................  $12,936,276

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                  ASIA                   GLOBAL ASSET
                                                 PACIFIC    DIVERSIFIED   ALLOCATION     GLOBAL     GROWTH AND      HIGH
                                               GROWTH FUND  INCOME FUND      FUND      GROWTH FUND  INCOME FUND  YIELD FUND
                                               SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                               -----------  -----------  ------------  -----------  -----------  -----------
Investment Income:
  Dividends..................................   $  18,881    $  62,554    $   45,684    $ 155,488    $ 314,190    $ 246,290
                                               -----------  -----------  ------------  -----------  -----------  -----------
CAPITAL GAINS INCOME.........................      --            9,861        78,086      167,244      764,750       28,559
                                               -----------  -----------  ------------  -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on security
   transactions..............................      (4,716)         208           985       (6,243)     (11,346)       2,554
  Net unrealized appreciation (depreciation)
   of investments during the period..........    (145,844)      21,960       137,965      601,162    2,573,528      241,895
                                               -----------  -----------  ------------  -----------  -----------  -----------
  Net gain (loss) on investments.............    (150,560)      22,168       138,950      594,919    2,562,182      244,449
                                               -----------  -----------  ------------  -----------  -----------  -----------
  Net increase (decrease) in net assets
   resulting from operations.................   $(131,679)   $  94,583    $  262,720    $ 917,651    $3,641,122   $ 519,298
                                               -----------  -----------  ------------  -----------  -----------  -----------
                                               -----------  -----------  ------------  -----------  -----------  -----------

* From inception, January 2, 1997 to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                               INTERNATIONAL
                                                               INTERNATIONAL        NEW                           NEW
                                               INTERNATIONAL    GROWTH AND     OPPORTUNITIES      MONEY      OPPORTUNITIES
                                                GROWTH FUND     INCOME FUND        FUND        MARKET FUND       FUND
                                                SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT    SUB-ACCOUNT
                                               -------------   -------------   -------------   -----------   -------------
Investment Income:
  Dividends..................................     $2,245          $ 4,968        $    571       $187,676      $  --
                                                  ------       -------------   -------------   -----------   -------------
CAPITAL GAINS INCOME.........................     --               --              --             --             --
                                                  ------       -------------   -------------   -----------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on security
   transactions..............................       (952)             261            (583)        --              (5,661)
  Net unrealized appreciation (depreciation)
   of investments during the period..........      4,480           (2,427)        (13,413)        --           1,909,685
                                                  ------       -------------   -------------   -----------   -------------
  Net gain (loss) on investments.............      3,528           (2,166)        (13,996)        --           1,904,024
                                                  ------       -------------   -------------   -----------   -------------
  Net increase (decrease) in net assets
   resulting from operations.................     $5,773          $ 2,802        $(13,425)      $187,676      $1,904,024
                                                  ------       -------------   -------------   -----------   -------------
                                                  ------       -------------   -------------   -----------   -------------

                                                                   U.S.
                                                                GOVERNMENT
                                                                 AND HIGH       UTILITIES GROWTH
                                                   NEW         QUALITY BOND           AND
                                                VALUE FUND         FUND           INCOME FUND       VISTA FUND    VOYAGER FUND

                                               SUB-ACCOUNT*     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT*   SUB-ACCOUNT

                                               ------------   ---------------   ----------------   ------------   ------------

Investment Income:
  Dividends..................................    $--             $ 83,063           $ 56,715         $    15       $   20,325

                                               ------------   ---------------       --------       ------------   ------------

CAPITAL GAINS INCOME.........................     --              --                  77,339          --              438,026

                                               ------------   ---------------       --------       ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on security
   transactions..............................     (2,943)           1,430              4,906          (6,610)           1,878

  Net unrealized appreciation (depreciation)
   of investments during the period..........     14,548           25,565            280,202          20,188        2,144,618

                                               ------------   ---------------       --------       ------------   ------------

  Net gain (loss) on investments.............     11,605           26,995            285,108          13,578        2,146,496

                                               ------------   ---------------       --------       ------------   ------------

  Net increase (decrease) in net assets
   resulting from operations.................    $11,605         $110,058           $419,162         $13,593       $2,604,847

                                               ------------   ---------------       --------       ------------   ------------

                                               ------------   ---------------       --------       ------------   ------------


--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            GLOBAL ASSET
                                               ASIA PACIFIC   DIVERSIFIED    ALLOCATION    GLOBAL GROWTH    GROWTH AND
                                               GROWTH FUND    INCOME FUND       FUND           FUND        INCOME FUND
                                               SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                               ------------   -----------   ------------   -------------   ------------
OPERATIONS:
  Net investment income (loss)...............   $  18,881     $   62,554     $   45,684     $  155,488     $   314,190
  Capital gains income.......................      --              9,861         78,086        167,244         764,750
  Net realized gain (loss) on security
   transactions..............................      (4,716)           208            985         (6,243)        (11,346)
  Net unrealized appreciation (depreciation)
   of investments during the period..........    (145,844)        21,960        137,965        601,162       2,573,528
                                               ------------   -----------   ------------   -------------   ------------
  Net increase (decrease) in net assets
   resulting from operations.................    (131,679)        94,583        262,720        917,651       3,641,122
                                               ------------   -----------   ------------   -------------   ------------
UNIT TRANSACTIONS:
  Purchases..................................      --             --            --             --              --
  Net transfers..............................      (5,780)       499,003        345,410        880,302       3,372,228
  Surrenders.................................     (17,461)       (27,995)       (30,466)      (273,522)       (399,306)
  Loan withdrawals...........................      (7,128)        (1,526)       (21,786)       (43,107)        (95,139)
  Cost of insurance..........................      (6,464)        (9,419)       (10,616)       (49,753)       (114,975)
                                               ------------   -----------   ------------   -------------   ------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........     (36,833)       460,063        282,542        513,920       2,762,808
                                               ------------   -----------   ------------   -------------   ------------
  Total increase (decrease) in net assets....    (168,512)       554,646        545,262      1,431,571       6,403,930
NET ASSETS:
  Beginning of period........................     909,242      1,062,698      1,215,746      6,155,645      13,869,884
                                               ------------   -----------   ------------   -------------   ------------
  End of period..............................   $ 740,730     $1,617,344     $1,761,008     $7,587,216     $20,273,814
                                               ------------   -----------   ------------   -------------   ------------
                                               ------------   -----------   ------------   -------------   ------------


                                                  HIGH
                                               YIELD FUND
                                               SUB-ACCOUNT
                                               -----------
OPERATIONS:
  Net investment income (loss)...............  $  246,290
  Capital gains income.......................      28,559
  Net realized gain (loss) on security
   transactions..............................       2,554
  Net unrealized appreciation (depreciation)
   of investments during the period..........     241,895
                                               -----------
  Net increase (decrease) in net assets
   resulting from operations.................     519,298
                                               -----------
UNIT TRANSACTIONS:
  Purchases..................................      --
  Net transfers..............................     738,928
  Surrenders.................................    (149,096)
  Loan withdrawals...........................      16,923
  Cost of insurance..........................     (26,321)
                                               -----------
  Net increase (decrease) in net assets
   resulting from unit transactions..........     580,434
                                               -----------
  Total increase (decrease) in net assets....   1,099,732
NET ASSETS:
  Beginning of period........................   3,298,982
                                               -----------
  End of period..............................  $4,398,714
                                               -----------
                                               -----------

* From inception, January 2, 1997 to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                               INTERNATIONAL
                                                               INTERNATIONAL        NEW                          NEW
                                               INTERNATIONAL    GROWTH AND     OPPORTUNITIES      MONEY      OPPORTUNITIES
                                                GROWTH FUND     INCOME FUND        FUND        MARKET FUND       FUND
                                               SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT   SUB-ACCOUNT
                                               -------------   -------------   -------------   -----------   ------------
OPERATIONS:
  Net investment income (loss)...............    $  2,245        $  4,968        $    571      $  187,676    $   --
  Capital gains income.......................      --              --              --              --            --
  Net realized gain (loss) on security
   transactions..............................        (952)            261            (583)         --             (5,661)
  Net unrealized appreciation (depreciation)
   of investments during the period..........       4,480          (2,427)        (13,413)         --          1,909,685
                                               -------------   -------------   -------------   -----------   ------------
  Net increase (decrease) in net assets
   resulting from operations.................       5,773           2,802         (13,425)        187,676      1,904,024
                                               -------------   -------------   -------------   -----------   ------------
UNIT TRANSACTIONS:
  Purchases..................................       1,000           1,000           1,000       9,479,089        --
  Net transfers..............................     141,118         164,247         211,827      (9,663,164)     1,158,747
  Surrenders.................................      (1,312)           (664)         (2,118)       (119,388)      (294,057)
  Loan withdrawals...........................      --              --                  (1)       (193,526)       (72,749)
  Cost of insurance..........................        (585)           (141)           (727)        (31,033)       (60,495)
                                               -------------   -------------   -------------   -----------   ------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........     140,221         164,442         209,981        (528,022)       731,446
                                               -------------   -------------   -------------   -----------   ------------
  Total increase (decrease) in net assets....     145,994         167,244         196,556        (340,346)     2,635,470
NET ASSETS:
  Beginning of period........................      --              --              --           4,222,944      7,833,025
                                               -------------   -------------   -------------   -----------   ------------
  End of period..............................    $145,994        $167,244        $196,556      $3,882,598    $10,468,495
                                               -------------   -------------   -------------   -----------   ------------
                                               -------------   -------------   -------------   -----------   ------------

                                                              U.S. GOVERNMENT
                                                                 AND HIGH        UTILITIES
                                                   NEW         QUALITY BOND     GROWTH AND
                                                VALUE FUND         FUND         INCOME FUND    VISTA FUND    VOYAGER FUND

                                               SUB-ACCOUNT*     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT*   SUB-ACCOUNT

                                               ------------   ---------------   -----------   ------------   ------------

OPERATIONS:
  Net investment income (loss)...............    $ --           $   83,063      $   56,715      $     15     $    20,325

  Capital gains income.......................      --              --               77,339        --             438,026

  Net realized gain (loss) on security
   transactions..............................      (2,943)           1,430           4,906        (6,610)          1,878

  Net unrealized appreciation (depreciation)
   of investments during the period..........      14,548           25,565         280,202        20,188       2,144,618

                                               ------------   ---------------   -----------   ------------   ------------

  Net increase (decrease) in net assets
   resulting from operations.................      11,605          110,058         419,162        13,593       2,604,847

                                               ------------   ---------------   -----------   ------------   ------------

UNIT TRANSACTIONS:
  Purchases..................................       1,000          --               --             1,000         --

  Net transfers..............................     287,299          135,429         126,503       170,550       1,437,360

  Surrenders.................................      (8,127)         (24,042)        (29,456)       (1,924)       (346,502)

  Loan withdrawals...........................      --               (1,568)        (10,900)       --             (87,887)

  Cost of insurance..........................        (930)          (9,754)        (12,352)         (489)        (73,765)

                                               ------------   ---------------   -----------   ------------   ------------

  Net increase (decrease) in net assets
   resulting from unit transactions..........     279,242          100,065          73,795       169,137         929,206

                                               ------------   ---------------   -----------   ------------   ------------

  Total increase (decrease) in net assets....     290,847          210,123         492,957       182,730       3,534,053

NET ASSETS:
  Beginning of period........................      --            1,289,764       1,484,659        --           9,402,223

                                               ------------   ---------------   -----------   ------------   ------------

  End of period..............................    $290,847       $1,499,887      $1,977,616      $182,730     $12,936,276

                                               ------------   ---------------   -----------   ------------   ------------

                                               ------------   ---------------   -----------   ------------   ------------


--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                  ASIA                      GLOBAL ASSET
                                                 PACIFIC     DIVERSIFIED     ALLOCATION    GLOBAL GROWTH
                                               GROWTH FUND   INCOME FUND        FUND           FUND
                                               SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                               -----------   -----------   --------------  -------------
OPERATIONS:
  Net investment income (loss)...............  $    6,265    $   45,501     $     31,236    $   78,177
  Capital gains income.......................      --            --               20,497       113,882
  Net realized gain(loss) on security
   transactions..............................          40         1,025              235         2,172
  Net unrealized appreciation (depreciation)
   of investments during the period..........      45,583        30,289           79,432       532,876
                                               -----------   -----------   --------------  -------------
  Net increase (decrease) in net assets
   resulting from operations.................      51,888        76,815          131,400       727,107
                                               -----------   -----------   --------------  -------------
UNIT TRANSACTIONS:
  Purchases..................................      --            --             --             --
  Net transfers..............................     663,703       678,615          565,848     2,987,293
  Surrenders.................................     (12,187)      (13,614)         (14,996)      (92,194)
  Loan withdrawals...........................     (49,778)       (4,620)         (12,089)      (56,759)
  Cost of insurance..........................      (4,323)       (6,234)          (5,795)      (31,793)
                                               -----------   -----------   --------------  -------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........     597,415       654,147          532,968     2,806,547
                                               -----------   -----------   --------------  -------------
  Total increase (decrease) in net assets....     649,303       730,962          664,368     3,533,654
NET ASSETS:
  Beginning of period........................     259,939       331,736          551,378     2,621,991
                                               -----------   -----------   --------------  -------------
  End of Period..............................  $  909,242    $1,062,698     $  1,215,746    $6,155,645
                                               -----------   -----------   --------------  -------------
                                               -----------   -----------   --------------  -------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                                            U.S. GOVERNMENT
                                                                                                 NEW           AND HIGH
                                                GROWTH AND       HIGH       MONEY MARKET    OPPORTUNITIES    QUALITY BOND
                                               INCOME FUND    YIELD FUND        FUND            FUND             FUND
                                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                               ------------   -----------   -------------   -------------   ---------------
OPERATIONS:
  Net investment income (loss)...............  $   341,685    $  163,141    $     203,725    $  --            $   58,449
  Capital gains income.......................      154,926        --             --             --               --
  Net realized gain(loss) on security
   transactions..............................        2,902         1,565         --               1,419           (1,338)
  Net unrealized appreciation (depreciation)
   of investments during the period..........    1,519,519       157,435         --             325,785          (12,239)
                                               ------------   -----------   -------------   -------------   ---------------
  Net increase (decrease) in net assets
   resulting from operations.................    2,019,032       322,141          203,725       327,204           44,872
                                               ------------   -----------   -------------   -------------   ---------------
UNIT TRANSACTIONS:
  Purchases..................................      --             --           24,879,746       --               --
  Net transfers..............................    7,006,259     1,317,440      (24,660,575)    4,703,270          675,522
  Surrenders.................................     (298,205)      (83,011)         (89,459)     (170,255)         (16,556)
  Loan withdrawals...........................      (46,401)      (35,554)      (1,308,364)      (37,499)         (19,784)
  Cost of insurance..........................      (65,790)      (18,659)         (42,734)      (38,655)          (7,295)
                                               ------------   -----------   -------------   -------------   ---------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........    6,595,863     1,180,216       (1,221,386)    4,456,861          631,887
                                               ------------   -----------   -------------   -------------   ---------------
  Total increase (decrease) in net assets....    8,614,895     1,502,357       (1,017,661)    4,784,065          676,759
NET ASSETS:
  Beginning of period........................    5,254,989     1,796,625        5,240,605     3,048,960          613,005
                                               ------------   -----------   -------------   -------------   ---------------
  End of Period..............................  $13,869,884    $3,298,982    $   4,222,944    $7,833,025       $1,289,764
                                               ------------   -----------   -------------   -------------   ---------------
                                               ------------   -----------   -------------   -------------   ---------------


                                                UTILITIES
                                               GROWTH AND
                                               INCOME FUND   VOYAGER FUND
                                               SUB-ACCOUNT   SUB-ACCOUNT
                                               -----------   ------------
OPERATIONS:
  Net investment income (loss)...............  $   35,664     $  103,280
  Capital gains income.......................      --            200,850
  Net realized gain(loss) on security
   transactions..............................         749          1,457
  Net unrealized appreciation (depreciation)
   of investments during the period..........     144,600        388,867
                                               -----------   ------------
  Net increase (decrease) in net assets
   resulting from operations.................     181,013        694,454
                                               -----------   ------------
UNIT TRANSACTIONS:
  Purchases..................................      --            --
  Net transfers..............................     725,689      5,336,934
  Surrenders.................................     (22,040)      (138,165)
  Loan withdrawals...........................     (29,987)       (66,110)
  Cost of insurance..........................      (8,113)       (45,984)
                                               -----------   ------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........     665,549      5,086,675
                                               -----------   ------------
  Total increase (decrease) in net assets....     846,562      5,781,129
NET ASSETS:
  Beginning of period........................     638,097      3,621,094
                                               -----------   ------------
  End of Period..............................  $1,484,659     $9,402,223
                                               -----------   ------------
                                               -----------   ------------

--------------------------------------------------------------------------------

               PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
                        HARTFORD LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

 1. ORGANIZATION:
    Putnam Capital Manager Trust Separate Account Five (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:
    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, and administrative fees. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company (the "Company") and subsidiaries as of December 31, 1997 and 1996, and the related Consolidated Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1997. These consolidated financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 27, 1998

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1997     1996     1995
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $1,637   $1,705   $1,487
   Net investment income...........................    1,368    1,397    1,328
   Net realized capital gains (losses).............        4     (213)     (11)
                                                      ------   ------   ------
     Total revenues................................    3,009    2,889    2,804
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,379    1,535    1,422
   Amortization of deferred policy acquisition
    costs..........................................      335      234      199
   Dividends to policyholders......................      240      635      675
   Other expenses..................................      586      427      317
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    2,540    2,831    2,613
                                                      ------   ------   ------
   Income before income tax expense................      469       58      191
   Income tax expense..............................      167       20       62
                                                      ------   ------   ------
 Net income........................................   $  302   $   38   $  129
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1997      1996
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $13,885 and
    $13,579).......................................   $14,176   $13,624
   Equity securities, at fair value................       180       119
   Policy loans, at outstanding balance............     3,756     3,836
   Other investments, at cost......................        47        56
                                                      -------   -------
     Total investments.............................    18,159    17,635
   Cash............................................        54        43
   Premiums receivable and agents' balances........        18       137
   Accrued investment income.......................       330       407
   Reinsurance recoverables........................     6,325     6,259
   Deferred policy acquisition costs...............     3,315     2,760
   Deferred income tax.............................       348       474
   Other assets....................................       352       357
   Separate account assets.........................    69,055    49,690
                                                      -------   -------
     Total assets..................................   $97,956   $77,762
                                                      -------   -------
                                                      -------   -------

 Liabilities
   Future policy benefits..........................   $ 3,270   $ 2,474
   Other policyholder funds........................    21,034    22,134
   Other liabilities...............................     2,254     1,572
   Separate account liabilities....................    69,055    49,690
                                                      -------   -------
     Total liabilities.............................    95,613    75,870
                                                      -------   -------

 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Additional paid in capital......................     1,045     1,045
   Net unrealized capital gains on securities, net
    of tax.........................................       179        30
   Retained earnings...............................     1,113       811
                                                      -------   -------
     Total stockholder's equity....................     2,343     1,892
                                                      -------   -------
   Total liabilities and stockholder's equity......   $97,956   $77,762
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                     ADDITIONAL       (LOSSES) ON                       TOTAL
                                           COMMON     PAID IN         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      CAPITAL         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 Balance, December 31, 1994..............    $6        $  826            $(654)         $  644         $  822
   Net income............................    --            --              --              129            129
   Capital contribution..................    --           181              --               --            181
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --             597               --            597
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1995..............     6         1,007             (57)             773          1,729
   Net income............................    --            --              --               38             38
   Capital contribution..................    --            38              --               --             38
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --              87               --             87
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1996..............     6         1,045              30              811          1,892
   Net income............................    --            --              --              302            302
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --             149               --            149
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1997..............    $6        $1,045            $179           $1,113         $2,343
                                             --
                                             --
                                                       ------          ------         -----------      ------
                                                       ------          ------         -----------      ------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                           FOR THE YEARS ENDED DECEMBER
                                                       31,
                                          ------------------------------
                                            1997       1996       1995
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    302   $     38   $    129
  Adjustments to reconcile net income to
   cash provided by operating activities
  Depreciation and amortization.........         8         14         21
  Net realized capital (gains) losses...        (4)       213         11
  Decrease (increase) in deferred income
   taxes................................        40       (102)      (172)
  Increase in deferred policy
   acquisition costs....................      (555)      (572)      (379)
  Decrease (increase) in premiums
   receivable and agents' balances......       119         10        (81)
  Decrease (increase) in accrued
   investment income....................        77        (13)       (16)
  Decrease (increase) in other assets...        52       (132)      (177)
  (Increase) decrease in reinsurance
   recoverables.........................      (416)       179        (35)
  Increase (decrease) in liabilities for
   future policy benefits...............       796        (92)       483
  Increase in other liabilities.........       379        477        281
                                          --------   --------   --------
    Cash provided by operating
     activities.........................       798         20         65
                                          --------   --------   --------
Investing Activities
  Purchases of fixed maturity
   investments..........................    (6,231)    (5,747)    (6,228)
  Sales of fixed maturity investments...     4,232      3,459      4,845
  Maturities and principal paydowns of
   fixed maturity investments...........     2,329      2,693      1,741
  Net sales (purchases) of other
   investments..........................        24       (107)      (871)
  Net (purchases) sales of short-term
   investments..........................      (638)        84        (24)
                                          --------   --------   --------
    Cash (used for) provided by
     investing activities...............      (284)       382       (537)
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         38         --
  Net (disbursements for) receipts from
   investment and universal life-type
   contracts (charged against) credited
   to policyholder accounts.............      (503)      (443)       498
                                          --------   --------   --------
    Cash (used for) provided by
     financing activities...............      (503)      (405)       498
                                          --------   --------   --------
  Increase (decrease) in cash...........        11         (3)        26
  Cash -- beginning of year.............        43         46         20
                                          --------   --------   --------
  Cash -- end of year...................  $     54   $     43   $     46
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $      9   $    189   $    162

Noncash Financing Activities:
  Capital contribution..................  $     --   $     --   $    181
                                          --------   --------   --------
                                          --------   --------   --------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

    These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (the "Company"), ITT Hartford Life and Annuity Insurance Company ("ILA") and ITT Hartford International Life Reassurance Corporation ("HLRe"), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company ("HA&I"), an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission relating to an Initial Public Offering ("IPO") of the Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received net proceeds of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses.

    On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) ("ITT") distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

    Along with its parent, the Company is a leading insurance and financial services company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and group disability insurance and corporate owned life insurance.

 2. SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

    These consolidated financial statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The consolidated financial statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) CHANGES IN ACCOUNTING PRINCIPLES

    In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

    On November 14, 1996, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

    In June 1996, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial

--------------------------------------------------------------------------------

assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Subsequently, in December 1996, the FASB issued SFAS No. 127, "Deferral of Effective Date of Certain Provisions of FASB Statement No. 125", which defers the effective date of certain provisions of SFAS No. 125 for one year. Adoption of SFAS No. 125 is not expected to have a material effect on the Company's financial condition or results of operations.

    Effective January 1, 1996, the Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles, and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed of. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

    The Company's cash flows were not impacted by these changes in accounting principles.

(C) REVENUE RECOGNITION

    Revenues for universal life-type policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues when they are due from policyholders.

(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Health reserves, which are the result of sales of group long-term and short-term disability, stop loss, Medicare Supplement and individual disability products, are stated at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

(E) POLICYHOLDER REALIZED CAPITAL GAINS AND LOSSES

    Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.

(F) INVESTMENTS

    The Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of Stockholder's Equity designated "Net unrealized capital gains (losses) on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in Stockholder's Equity. Policy loans are carried at outstanding balance which approximates fair value. Net realized capital gains and losses, after deducting pension policyholders' share, are reported as a component of revenue and are determined on a specific identification basis.

    The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an on-going basis.

    During 1996, it was determined that certain individual securities within the investment portfolio supporting the Company's block of guaranteed rate contract business written prior to 1995 ("Closed Book GRC") could not recover to amortized cost prior to sale. Therefore, an other than temporary impairment loss of $88, after-tax, was recorded.

(G) DERIVATIVE INSTRUMENTS

    The Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/ or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. The Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value

--------------------------------------------------------------------------------

with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost.

    Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an on-going basis. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

    Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

    Open forward commitment contracts are marked to market through Stockholder's Equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

    The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of Stockholder's Equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

    The Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholders. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

    Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, generally 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization

--------------------------------------------------------------------------------

for the books of business are reestimated and adjusted by a cumulative charge or credit to income.

    The Company's other expenses include the following:

                                          1997       1996       1995
                                        ---------  ---------  ---------
Commissions...........................  $     976  $     848  $     619
Deferred acquisition costs............       (862)      (823)      (618)
Other.................................        472        402        316
                                        ---------  ---------  ---------
    Total other expenses..............  $     586  $     427  $     317
                                        ---------  ---------  ---------
                                        ---------  ---------  ---------

(J) DIVIDENDS TO POLICYHOLDERS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 55%, 44%, and 41% in 1997, 1996, and 1995, respectively, of total insurance in force.

 3. INITIAL PUBLIC OFFERING

    On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission, relating to the IPO of Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's promissory notes outstanding and line of credit. The remaining $160 was contributed by Hartford Life to HLA to support growth in its core businesses. The 26 million shares sold in the Offering represent approximately 18.6% of the equity ownership in Hartford Life and approximately 4.4% of the combined voting power of Hartford Life's Class A and Class B Common Stock. The Hartford owns all of the 114 million outstanding shares of Class B Common Stock of Hartford Life, representing approximately 81.4% of the equity ownership in Hartford Life and approximately 95.6% of the combined voting power of Hartford Life's Class A and Class B Common Stock. Holders of Class A Common Stock generally have identical rights to the holders of Class B Common Stock except that the holders of Class A Common Stock are entitled to one vote per share while holders of Class B Common Stock are entitled to five votes per share on all matters submitted to a vote of Hartford Life's stockholders.

 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        1997       1996       1995
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     932  $     918  $     996
Interest income from policy loans...        425        477        342
Income from other investments.......         26         15          1
                                      ---------  ---------  ---------
Gross investment income.............      1,383      1,410      1,339
Less: Investment expenses...........         15         13         11
                                      ---------  ---------  ---------
Net investment income...............  $   1,368  $   1,397  $   1,328
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                  FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                           ---------------------------------
                                              1997        1996       1995
                                              -----     ---------  ---------
Fixed maturities.........................   $      (7)  $    (201) $      23
Equity securities........................          12           2         (6)
Real estate and other....................          (1)         (4)       (25)
Less: Increase in liability to
 policyholders for realized capital
 gains...................................          --         (10)        (3)
                                                  ---   ---------  ---------
Net realized capital gains (losses)......   $       4   $    (213) $     (11)
                                                  ---   ---------  ---------
                                                  ---   ---------  ---------

(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                       FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                              -------------------------------------
                                                 1997         1996         1995
                                                 -----        -----        -----
Gross unrealized capital gains..............   $      14    $      13    $       4
Gross unrealized capital losses.............          --           (1)          (2)
                                                     ---          ---          ---
Net unrealized capital gains................          14           12            2
Deferred income tax expense.................           5            4            1
                                                     ---          ---          ---
Net unrealized capital gains, net of tax....           9            8            1
Balance -- beginning of year................           8            1           (6)
                                                     ---          ---          ---
Net change in unrealized capital gains
 (losses) on equity securities..............   $       1    $       7    $       7
                                                     ---          ---          ---
                                                     ---          ---          ---

--------------------------------------------------------------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                    FOR THE YEARS ENDED
                                                                       DECEMBER 31,
                                                                   ---------------------
                                                                   1997    1996    1995
                                                                   -----   -----   -----
Gross unrealized capital gains...................................  $ 371   $ 386   $ 529
Gross unrealized capital losses..................................    (80)   (341)   (569)
Unrealized capital (gains) losses credited to policyholders......    (30)    (11)    (52)
                                                                   -----   -----   -----
Net unrealized capital gains (losses)............................    261      34     (92)
Deferred income tax expense (benefit)............................     91      12     (34)
                                                                   -----   -----   -----
Net unrealized capital gains (losses), net of tax................    170      22     (58)
Balance -- beginning of year.....................................     22     (58)   (648)
                                                                   -----   -----   -----
Net change in unrealized capital gains (losses) on fixed
 maturities......................................................  $ 148   $  80   $ 590
                                                                   -----   -----   -----
                                                                   -----   -----   -----

(E) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

                                                                                 AS OF DECEMBER 31, 1996
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)......................................    $   166       $ 12          $ (3)        $   175
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,970        161          (128)          2,003
States, municipalities and political subdivisions................        373          6           (11)            368
International governments........................................        281         12            (4)            289
Public utilities.................................................        877         12            (8)            881
All other corporate including international......................      4,656        120          (107)          4,669
All other corporate -- asset backed..............................      3,601         49           (59)          3,591
Short-term investments...........................................      1,655         14           (21)          1,648
                                                                   ----------     -----       -----------   ----------
    Total fixed maturities.......................................    $13,579       $386          $(341)       $13,624
                                                                   ----------     -----       -----------   ----------
                                                                   ----------     -----       -----------   ----------

    The amortized cost and estimated fair value of fixed maturity investments at December 31, 1997 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including MBS and CMO's, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                            AMORTIZED
                                              COST      FAIR VALUE
                                           -----------  -----------
One year or less.........................   $   2,838    $   2,867
Over one year through five years.........       5,528        5,595
Over five years through ten years........       3,094        3,156
Over ten years...........................       2,425        2,558
                                           -----------  -----------
    Total................................   $  13,885    $  14,176
                                           -----------  -----------
                                           -----------  -----------

--------------------------------------------------------------------------------

    Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $4.2 billion, $3.5 billion and $4.8 billion, gross realized capital gains of $169, $87 and $91, gross realized capital losses (including writedowns) of $176, $298 and $72, respectively. Sales of equity security investments for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $132, $74 and $64, gross realized capital gains of $12, $2 and $28 and gross realized capital losses of $0, $0 and $59, respectively.

(F) CONCENTRATION OF CREDIT RISK

    Excluding investments in U.S. government and agencies, the Company has not invested in the securities of a single issuer in amounts greater than 10% of stockholder's equity at December 31, 1997.

(G) DERIVATIVE INSTRUMENTS

    The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.
    The Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

    The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.5 billion and $9.9 billion ($4.6 billion and $7.4 billion related to the Company's investments, $1.9 billion and $2.5 billion on the Company's liabilities) at December 31, 1997 and 1996, respectively.

    The table below provides a summary of derivative instruments held by the Company at December 31, 1997 and 1996, segregated by major investment and liability category:

                                                          1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                           PURCHASED
                                                             CAPS,                                FOREIGN
                                      TOTAL      ISSUED      FLOORS                   INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &       AND        FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS     OPTIONS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,253   $    500   $ 1,404      $    28      $      221     $--       $ 2,153
Inverse floaters (1)...............        75         47        80           --              25      --           152
Anticipatory (4)...................        --         --        --           --              --      --            --
Other bonds and notes..............     7,531        462       460           22           1,258      91         2,293
Short-term investments.............     1,317         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total fixed maturities.........    14,176      1,009     1,944           50           1,504      91         4,598
Equity securities, policy loans and
 other investments.................     3,983         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total investments..............  $ 18,159   $  1,009   $ 1,944      $    50      $    1,504     $91       $ 4,598
    Long term debt.................        --         --        --           --              --      --            --
    Other policy claims............        --         10       150           --           1,747      --         1,907
                                     --------   --------   ----------       ---      ----------     ---      ----------
  Total derivatives -- notional
   value...........................  $     --   $  1,019   $ 2,094      $    50      $    3,251     $91       $ 6,505
                                     --------   --------   ----------       ---      ----------     ---      ----------
Total derivatives -- fair value....  $     --   $     (8)  $    23      $    --      $       19     $(6)      $    28
                                     --------   --------   ----------       ---      ----------     ---      ----------
                                     --------   --------   ----------       ---      ----------     ---      ----------

--------------------------------------------------------------------------------

                                                      1996 --AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     --------------------------------------------------------------------------
                                                                                              FOREIGN
                                      TOTAL    ISSUED    PURCHASED                 INTEREST   CURRENCY   TOTAL
                                     CARRYING  CAPS &   CAPS, FLOORS                 RATE      SWAPS    NOTIONAL
           ASSETS HEDGED              VALUE    FLOORS   AND OPTIONS   FUTURES (2)    SWAPS      (3)     AMOUNT
-----------------------------------  --------  -------  ------------  -----------  ---------  --------  -------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,242  $   500    $   2,454       $  --     $    941    $  --   $3,895
Inverse floaters (1)...............       352       98          856          --          346       --    1,300
Anticipatory (4)...................        --       --           --         132           --       --      132
Other bonds and notes..............     7,369      425          440           5        1,079      125    2,074
Short-term investments.............       661       --           --          --           --       --       --
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total fixed maturities.........    13,624    1,023        3,750         137        2,366      125    7,401
Equity securities, policy loans and
 other investments.................     4,011       --           --          --           19       --       19
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total investments..............  $ 17,635  $ 1,023    $   3,750       $ 137     $  2,385    $ 125   $7,420
    Long term debt.................        --       --           --          --           --       --       --
    Other policy claims............        --       10          150          --        2,351       --    2,511
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total derivatives -- notional
     value.........................  $     --  $ 1,033    $   3,900       $ 137     $  4,736    $ 125   $9,931
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total derivatives -- fair
     value.........................  $     --  $   (10)   $      38       $  --     $      2    $  (9 ) $   21
                                     --------  -------  ------------      -----    ---------  --------  -------
                                     --------  -------  ------------      -----    ---------  --------  -------

---------

    (1) Inverse floaters are variations of collateralized mortgage obligations ("CMO's") for which the coupon rates move inversely with an index rate such as the London interbank offered rate ("LIBOR"). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

    (2) As of December 31, 1997 and 1996, over 44% and 39% , respectively, of the notional futures contracts expire within one year.

    (3) As of December 31, 1997 and 1996, over 16% and 42%, respectively, of foreign currency swaps expire within one year; the balance matures over the succeeding 9 years.

    (4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1997, the Company had $0 deferred gains and losses. At December 31, 1996, the Company had $0.9 in net deferred gains for futures, interest rate swaps and purchased options of which $2.0 was basis adjusted in 1997.

    The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1997 and 1996:

                                             DECEMBER 31, 1996               MATURITIES/    DECEMBER 31, 1997
                                              NOTIONAL AMOUNT    ADDITIONS TERMINATIONS (1)  NOTIONAL AMOUNT
                                             -----------------   -------- ----------------- -----------------
BY DERIVATIVE TYPE
Caps.........................................      $1,755         $   14       $  530            $1,239
Floors.......................................       3,168             28        1,332             1,864
Swaps/Forwards...............................       4,861            941        2,460             3,342
Futures......................................         137            131          218                50
Options......................................          10             --           --                10
                                                 -------         --------     -------           -------
    Total....................................      $9,931         $1,114       $4,540            $6,505
                                                 -------         --------     -------           -------
BY STRATEGY
Liability....................................      $2,511         $  191       $  795            $1,907
Anticipatory.................................         132              4          136                --
Asset........................................       2,112            739        1,046             1,805
Portfolio....................................       5,176            180        2,563             2,793
                                                 -------         --------     -------           -------
    Total....................................      $9,931         $1,114       $4,540            $6,505
                                                 -------         --------     -------           -------
                                                 -------         --------     -------           -------

---------

(1) During 1997, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

--------------------------------------------------------------------------------

 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

    Statement of Financial Accounting Standards No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts.

    For cash, short-term investments, accounts receivable, policy loans, mortgage loans and other liabilities, carrying amounts on the Consolidated Balance Sheets approximate fair value.

    Fair value for fixed maturities and marketable equity securities are based upon quoted market prices. Fair value for securities that are not publicly traded are analytically determined. These amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

    The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through quarterly comparison to dealer quoted prices. Amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

    Fair value for partnerships and trusts are based on external market valuations from partnership and trust management.

    Other policy claims and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

    The carrying amount and fair values of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                                                1997                1996
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
ASSETS
  Fixed maturities.....................................   $ 14,176  $14,176   $ 13,624  $13,624
  Equity securities....................................        180      180        119      119
  Policy loans.........................................      3,756    3,756      3,836    3,836
  Mortgage loans.......................................         --       --          2        2
  Investments in partnerships, trusts and other........         47       91         54      104
LIABILITIES
  Other policy benefits................................   $ 11,769  $11,755   $ 11,707  $11,469

 6. SEPARATE ACCOUNTS

    The Company maintained separate account assets and liabilities totaling $69.1 billion and $49.7 billion at December 31, 1997 and 1996, respectively, which are reported at fair value. Separate account assets are segregated from other investments and net investment income and net realized capital gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $58.6 billion and $39.4 billion at December 31, 1997 and 1996, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $10.5 and $10.3 billion at December 31, 1997 and 1996, respectively, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Included in the non-guaranteed category were policy loans totaling $1.9 billion and $2.0 billion at December 31, 1997 and 1996, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

    Separate account management fees were $699, $538 and $387 in 1997, 1996 and 1995, respectively. The guaranteed separate accounts include fixed market value adjusted individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.52% at December 31, 1997. The assets that support these liabilities were comprised of $10.2 billion in fixed maturities as of December 31, 1997. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $119 in carrying value and $3.0 billion in notional amounts as of December 31, 1997.

--------------------------------------------------------------------------------

 7. INCOME TAX

    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. To the extent allowed by law, it is the intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. The Company's effective tax rate was 36%, 35% and 32% in 1997, 1996 and 1995, respectively.

    Income tax expense is as follows:

                                                    FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                                 -------------------------
                                                 1997     1996       1995
                                                 ----    ------     ------
Current......................................    $119    $  122     $  211
Deferred.....................................      48      (102)      (149)
                                                 ----    ------     ------
  Income tax expense.........................    $167    $   20     $   62
                                                 ----    ------     ------
                                                 ----    ------     ------

    A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                              FOR THE YEARS ENDED DECEMBER 31,
                                             -----------------------------------
                                               1997        1996         1995
                                             ---------     -----        -----
Tax provision at the U.S. Federal statutory
 rate......................................  $     164   $      20    $      67
Tax-exempt income..........................         --          --           (3)
Foreign tax credit.........................         --          --           (4)
Other......................................          3          --            2
                                             ---------         ---          ---
  Total....................................  $     167   $      20    $      62
                                             ---------         ---          ---
                                             ---------         ---          ---

    Deferred tax assets include the following at December 31:

                                                     1997       1996
                                                   ---------  ---------
Tax return deferred acquisition costs............  $     639  $     514
Financial statement deferred acquisition costs
 and reserves....................................       (366)      (242)
Employee benefits................................          5          8
Net unrealized capital gains on securities.......        (96)       (16)
Investments and other............................        166        210
                                                   ---------  ---------
  Total..........................................  $     348  $     474
                                                   ---------  ---------
                                                   ---------  ---------

    Income taxes paid were $9, $189 and $162 in 1997, 1996 and 1995, respectively. The Company had a current tax payment of $27 due to The Hartford at December 31, 1997 and a tax refund due from The Hartford of $72 at December 31, 1996.

    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1997 was $37.

 8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

    The Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $5, $5 and $2 in 1997, 1996 and 1995, respectively.

    The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1997, 1996 and 1995, respectively.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 8.5% for 1997, decreasing ratably to 6.0% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions,

--------------------------------------------------------------------------------

the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN
Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to the Company for the above-mentioned plans was approximately $2 in 1997.

 9. STOCK COMPENSATION PLANS

    During the second quarter of 1997, Hartford Life adopted the 1997 HLI Incentive Stock Plan (the "Plan"). Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5,000,000 shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

    All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

    Also included in the Plan are long term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

    During the second quarter of 1997, Hartford Life established the HLI Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 54,316 shares under the ESPP in 1997.

 10. REINSURANCE

    The Company cedes insurance to other insurers, including its parent HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

    Net premiums and other considerations were comprised of the following:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                 -------------------------------------
                                                   1997          1996          1995
                                                 ---------     ---------     ---------
Gross premiums...............................     $  2,164      $  2,138      $  1,545
Assumed......................................          159           190           591
Ceded........................................         (686)         (623)         (649)
                                                 ---------     ---------     ---------
  Net premiums and other considerations......     $  1,637      $  1,705      $  1,487
                                                 ---------     ---------     ---------
                                                 ---------     ---------     ---------

    The Company ceded approximately $76, $100 and $101 of group life premium in 1997, 1996 and 1995, respectively, representing $33.6 billion, $33.3 billion and $32.3 billion of insurance in force, respectively. The Company ceded $339, $318 and $320 of accident and health premium to HLA in 1997, 1996 and 1995, respectively. The Company assumed $89, $101 and $103 of premium in 1997, 1996 and 1995, respectively, representing $8.2 billion, $8.5 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.

    Life reinsurance recoveries, which reduce death and other benefits, approximated $158, $140 and $220 for the years ended December 31, 1997, 1996 and 1995, respectively.

    As of December 31, 1997, the Company had reinsurance recoverables of $5.0 billion from Mutual Benefit Life Assurance Corporation ("Mutual Benefit"), supported by assets in a security trust of $5.0 billion (including policy loans and accrued interest of $4.5 billion). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. The Company has no other significant reinsurance-related concentrations of credit risk.

 11. RELATED PARTY TRANSACTIONS

    Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which,

--------------------------------------------------------------------------------

depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $34, $40, and $45 in 1997, 1996 and 1995, respectively. Management believes that the methods used are reasonable.

    The rent paid to Hartford Fire for space occupied by the Company was $7 in 1997, and $3 in 1996 and 1995. The Company expects to pay annual rent of $7 in 1998 and 1999, respectively, $12 in 2000 and 2001, respectively, $13 in 2002 and $87 thereafter, over the remaining term of the sublease, which expires on December 31, 2009. Rental expense is recognized over a level basis over the term of the sublease and amounted to approximately $9 in 1997 and $8 in 1996 and 1995.

 12. STATUTORY RESULTS

    The domestic insurance subsidiaries of Hartford Life prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                                 --------------------------
                                                  1997      1996      1995
                                                 ------    ------    ------
Statutory net income.........................    $  214    $  144    $  112
                                                 ------    ------    ------
Statutory surplus............................    $1,441    $1,207    $1,125
                                                 ------    ------    ------
                                                 ------    ------    ------

    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1998 is estimated to be $144.

 13. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

    The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, management, at the present time, does not anticipate that the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

    Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. The Company paid guaranty fund assessments of approximately $15, $11 and $10 in 1997, 1996 and 1995, respectively, of which $4, $5, and $6 were estimated to be creditable against premium taxes.

 14. BUSINESS SEGMENT INFORMATION

    The Company, along with its parent, sells financial products such as fixed and variable annuities, retirement plan services, and life and disability insurance on both an individual and a group basis. The Company divides its core businesses into three segments: Annuity, Individual Life Insurance, and Employee Benefits. The Company also maintains a Guaranteed Investment Contracts segment, which is primarily comprised of guaranteed rate contract business written prior to 1995 and a Corporate Operation. The Annuity segment offers individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services, mutual funds, investment management services and other financial products. The Individual Life Insurance segment sells a variety of individual life insurance products, including variable life, universal life, interest-sensitive whole life, and term life policies. The Employee Benefits segment sells group insurance products, including group life, group short and long-term disability and corporate owned life insurance, and engages in certain international operations. The Guaranteed Investment Contracts segment sells a limited amount of guaranteed investment contracts and contains Closed Book GRC. Through its Corporate Operation, the Company reports items that are not directly allocable to any of its business segments. Included in the Corporate Operation are unallocated income and expense and certain other items not directly allocable to any segment. Net realized capital gains and losses are recognized in the period of realization, but are allocated to the segments utilizing durations of the segment portfolios.

--------------------------------------------------------------------------------

    The following table outlines revenues, operating income and assets by business segment:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                           ----------------------------------
                                                             1997         1996         1995
                                                           --------     --------     --------
REVENUES
  Annuity..............................................    $  1,269     $    968     $    759
  Individual Life Insurance............................         487          440          383
  Employee Benefits....................................         972        1,366        1,273
  Guaranteed Investment Contracts......................         241           34          337
  Corporate Operation..................................          40           81           52
                                                           --------     --------     --------
    Total revenues.....................................    $  3,009     $  2,889     $  2,804
                                                           --------     --------     --------
                                                           --------     --------     --------
INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)
  Annuity..............................................    $    317     $    226     $    171
  Individual Life Insurance............................          85           68           56
  Employee Benefits....................................          53           44           37
  Guaranteed Investment Contracts......................          --         (346)        (103)
  Corporate Operation..................................          14           66           30
                                                           --------     --------     --------
    Total income before income tax expense.............    $    469     $     58     $    191
                                                           --------     --------     --------
                                                           --------     --------     --------
ASSETS
  Annuity                                                  $ 69,152     $ 52,877     $ 39,732
  Individual Life Insurance............................       4,918        3,753        3,173
  Employee Benefits....................................      18,196       14,708       13,494
  Guaranteed Investment Contracts......................       3,347        4,533        6,069
  Corporate Operation..................................       2,343        1,891        1,729
                                                           --------     --------     --------
    Total assets.......................................    $ 97,956     $ 77,762     $ 64,197
                                                           --------     --------     --------
                                                           --------     --------     --------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

   SCHEDULE I -- SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1997
                                 (IN MILLIONS)

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. gov't and gov't agencies and
   authorities (guaranteed and sponsored)      $   217  $   219     $   219
  U. S. gov't and gov't agencies and
   authorities (guaranteed and sponsored) --
   asset-backed..............................    1,175    1,204       1,204
  States, municipalities and political
   subdivisions..............................      211      217         217
  International governments..................      376      393         393
  Public utilities...........................      871      894         894
  All other corporate including
   international.............................    5,033    5,208       5,208
  All other corporate -- asset-backed........    4,091    4,124       4,124
  Short-term investments.....................    1,318    1,318       1,318
Certificates of deposit......................      593      599         599
                                               -------  -------     -------
Total fixed maturities.......................   13,885   14,176      14,176
                                               -------  -------     -------
Equity Securities
Common Stocks
  Public utilities...........................       --       --          --
  Banks, trusts and insurance companies......       --       --          --
  Industrial and miscellaneous...............      166      180         180
  Nonredeemable preferred stocks.............       --       --          --
                                               -------  -------     -------
Total equity securities......................      166      180         180
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,051   14,356      14,356
                                               -------  -------     -------
Real Estate..................................       --       --          --
Other Investments
  Mortgage loans on real estate..............       --       --          --
  Policy loans...............................    3,756    3,756       3,756
  Investments in partnerships, trusts and
   other.....................................       47       91          47
                                               -------  -------     -------
Total other investments......................    3,803    3,847       3,803
                                               -------  -------     -------
Total investments............................  $17,854  $18,203     $18,159
                                               -------  -------     -------
                                               -------  -------     -------

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                                 (IN MILLIONS)

                                                              FUTURE
                                                              POLICY
                                                             BENEFITS,
                                                              UNPAID       OTHER
                                                DEFERRED      CLAIMS       POLICY
                                                 POLICY      AND CLAIM   CLAIMS AND      PREMIUMS          NET
                                               ACQUISITION   ADJUSTMENT   BENEFITS       AND OTHER      INVESTMENT
SEGMENT                                           COSTS      EXPENSES     PAYABLE     CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1997
Annuity......................................    $2,478       $2,070      $ 6,838         $  769         $  500
Individual Life Insurance....................       837          392        2,182            323            164
Employee Benefits............................        --          780        9,232            541            431
Guaranteed Investment Contracts..............        --           --        2,782              2            239
Corporate Operation..........................        --           28           --              2             34
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,270      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Annuity......................................    $2,030       $1,526      $ 6,016         $  535         $  433
Individual Life Insurance....................       730          346        2,160            287            153
Employee Benefits............................        --          574        9,834            881            485
Guaranteed Investment Contracts..............        --           --        4,124              2            251
Corporate Operation..........................        --           28           --             --             75
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1995
Annuity......................................    $1,561       $1,314      $ 5,661         $  319         $  400
Individual Life Insurance....................       615          706        1,932            246            137
Employee Benefits............................        12          325        9,285            922            351
Guaranteed Investment Contracts..............        --           28        5,720             --            377
Corporate Operation..........................        --           --           --             --             63
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,188       $2,373      $22,598         $1,487         $1,328
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------


                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1997
Annuity......................................    $  --         $  445          $250            $ --         $  257
Individual Life Insurance....................       --            242            83              --             77
Employee Benefits............................       --            425             2             240            252
Guaranteed Investment Contracts..............       --            232            --              --              9
Corporate Operation..........................        4             35            --              --             (9)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1996
Annuity......................................    $  --         $  412          $174            $ --         $  156
Individual Life Insurance....................       --            245            59              --             68
Employee Benefits............................       --            546            --             635            141
Guaranteed Investment Contracts..............     (219)           332             1              --             47
Corporate Operation..........................        6             --            --              --             15
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1995
Annuity......................................    $  --         $  317          $117            $ --         $  114
Individual Life Insurance....................       --            203            70              --             54
Employee Benefits............................       --            424            --             675            137
Guaranteed Investment Contracts..............       --            453            12              --             15
Corporate Operation..........................      (11)            25            --              --             (3)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $ (11)        $1,422          $199            $675         $  317
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1997
Life insurance in force...........................  $245,487     $ 178,771       $  33,156    $ 99,872        33.2%
Insurance revenues
  Life insurance and annuities....................     1,818           340             157       1,635         9.6%
  Accident and health insurance...................       346           346               2           2       100.0%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  2,164     $     686       $     159    $  1,637         9.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $ 106,146       $  31,957    $102,905        31.1%
Insurance revenues
  Life insurance and annuities....................     1,801           298             169       1,672        10.1%
  Accident and health insurance...................       337           325              21          33        63.6%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  2,138     $     623       $     190    $  1,705        11.1%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1995
  Life insurance in force.........................  $182,716     $ 112,774       $  26,996    $ 96,938        27.8%
Insurance revenues
  Life insurance and annuities....................     1,232           325             574       1,481        38.8%
  Accident and health insurance...................       313           324              17           6       283.3%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  1,545     $     649       $     591    $  1,487        39.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------